================================================================================
                                                               File Nos. 2-24256
                                                                        811-1343

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 75

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                 ------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                           Springfield, Illinois 62715
                         ----------------------------
                    (Name and Address of Agent for Service)
                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                         -----------------------------

It is proposed that this filing will become effective:

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485


  [ ] On [date] pursuant to paragraph (b) of Rule 485


  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


  [X] On October 1, 2003 pursuant to paragraph (a)(1) of Rule 485


  If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This post-effective amendment is not intended to amend the

prospectuses of the Horace Mann Life Insurance Company Separate Account

dated May 1, 2003 (File no. 2-24256).
================================================================================

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT
VARIABLE SOLUTIONS
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

OCTOBER 1, 2003

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

      This prospectus offers a variable, qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 ("IRC"), as amended. Amounts transferred to HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options). Each subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         Alliance Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio
     Large Value
         Horace Mann Equity Fund
         Horace Mann Socially Responsible Fund
         Davis Value Portfolio
         Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend
         Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio
     Mid Growth
         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II
     Mid Value
         Ariel Appreciation Fund
         Strong Opportunity Fund II
Small Company Stock Funds
     Small Blend
         T. Rowe Price Small-Cap Stock Fund -- Adviser Class
         Neuberger Berman Genesis Fund Adviser Class
     Small Growth
         Horace Mann Small Cap Growth Fund
         Credit Suisse Small Cap Growth Portfolio
         Wilshire Small Company Growth Portfolio
     Small Value
         Ariel Fund
         T. Rowe Price Small-Cap Value Fund -- Adviser Class
         Wilshire Small Company Value Portfolio
International Stock Funds
         Horace Mann International Equity Fund
         Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
         Horace Mann Balanced Fund
Bond Funds
         Horace Mann Income Fund
         Horace Mann Short-Term Investment Fund
         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

      This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated October 1, 2003. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 32 of this Prospectus.

      The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
     ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.

                 The date of this Prospectus is October 1, 2003.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----
DEFINITIONS                                                                   4
SUMMARY                                                                       5
TABLE OF ANNUAL OPERATING EXPENSES                                            8
CONDENSED FINANCIAL INFORMATION                                              10
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
UNDERLYING FUNDS                                                             14
    Horace Mann Life Insurance Company                                       14
    The Separate Account                                                     14
    The Underlying Funds                                                     15
THE CONTRACT                                                                 19
    Contract Owners' Rights                                                  19
    Purchasing the Contract                                                  19
    Premium Payments                                                         20
        Amount and Frequency of Premium Payments                             20
       Allocation of Premium Payments                                        20
       Accumulation Units and Accumulation Unit Value                        20
    Transactions                                                             21
        Transfers                                                            21
        Dollar Cost Averaging                                                21
        Rebalancing                                                          21
        Changes to Premium Allocations                                       22
        Surrender or Withdrawal Before Commencement of Annuity Period        22
        Deferment                                                            23
        Confirmations                                                        23
    Deductions and Expenses                                                  23
        Annual Maintenance Fee                                               23
        Mortality and Expense Risk Fee                                       23
        Withdrawal Charges                                                   23
        Operating Expenses of the Underlying Funds                           23
        Premium Taxes                                                        23
    Death Benefit Proceeds                                                   23
    Annuity Payments                                                         24
    Annuity Payment Options                                                  24
    Amount of Fixed and Variable Annuity Payments                            25
    Misstatement of Age                                                      26
    Modification of the Contract                                             26
TAX CONSEQUENCES                                                             28
    Separate Account                                                         28
    Contract Owners                                                          28
        Contribution Limitations and General Requirements Applicable
        to Qualified Contract                                                28
    Taxation of Contract Benefits Contract                                   30
    Tax PenaltiesContract                                                    30
VOTING RIGHTS                                                                31
OTHER INFORMATION                                                            31
ADDITIONAL INFORMATION                                                       32

      THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.


     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "The Contract -- Required Minimum Distribution."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred variable annuity Contract this Prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 traditional individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

Contract

     SEPARATE ACCOUNT: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends

     VARIABLE: The values vary based on the investment performance of the subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     WITHDRAWAL CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the product.

SUMMARY
--------------------------------------------------------------------------------

      This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

      Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund Statement of Additional Information.

      The expenses for the Underlying Funds, including advisery and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

      The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

      Individuals may purchase the variable flexible premium annuity. The Contract offered by this prospectus is a Qualified Plan.

      The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

WHAT ARE MY INVESTMENT CHOICES?

      You may have money allocated to or invested in up to 24 subaccounts and/or the fixed account at any one time.

    (A)  SEPARATE ACCOUNT

      Includes subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         Alliance Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio

     Large Value
         Horace Mann Equity Fund
         Horace Mann Socially Responsible Fund
         Davis Value Portfolio
         Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
         Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio

     Mid Growth
         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II

     Mid Value
         Ariel Appreciation Fund(1)
         Strong Opportunity Fund II

SMALL COMPANY STOCK FUNDS
     Small Blend
         T. Rowe Price Small-Cap Stock Fund -- Adviser Class
         Neuberger Berman Genesis Fund Adviser Class

     Small Growth
         Horace Mann Small Cap Growth Fund
         Credit Suisse Small Cap Growth Portfolio
         Wilshire Small Company Growth Portfolio

     Small Value
         Ariel Fund(1)
         T. Rowe Price Small-Cap Value Fund -- Adviser Class
         Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS
         Horace Mann International Equity Fund
         Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
         Horace Mann Balanced Fund

BOND FUNDS
         Horace Mann Income Fund
         Horace Mann Short-Term Investment Fund
         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) These Funds are not available as an investment option for a 457(b) Contract.

     (B) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

      At any time before the Contract's Annuity Date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

      Unless restricted by his or her retirement plan or by the IRC, a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

      The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

      A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

      A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

      No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against certain withdrawals and surrenders. The charge is taken from the Contract Owner's value in the subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

      The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

      Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

      Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

      Annuity Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Annuity
Payments:

      Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity, and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

      The following tables describe the maximum fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE
COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)


Surrender Fees (as a percentage of
amount surrendered, if applicable) 9%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                         VARIABLE
                                         SOLUTIONS
Annual Contract Fee                        $   25
Separate Account Annual Expenses
  (as a percentage of average
  account value)
     Mortality and Expense Risk Fees         1.25%
     Account Fees and Expenses                  0%
Total Separate Account
  Annual Expenses                            1.25%

      The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES         MINIMUM      MAXIMUM
-----------------------------------------------         -------      -------
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses)          0.04%        2.53%

EXAMPLE

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund fees and expenses. Because the Contract was not offered prior to the date of this prospectus, Contract fees have been estimated.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
          ------          -------          -------          --------
          $1,359          $2,081           $2,808            $4,646


      If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
          ------          -------          -------          --------
           $455           $1,371           $2,296            $4,646

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following information is taken from the Separate Account financial statements. The unaudited financial statements for the Separate Account for the period ending June 30, 2003 are incorporated herein by reference and may be obtained by calling or writing HMLIC. The audited financial statements and reports are contained in the Annual Report for the Separate Account for the fiscal year ended December 31, 2002 and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds except the Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on August 9, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001.

                                                                            ACCUMULATION         ACCUMULATION         # UNITS
                                                                             UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                            PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                                  ENDED              PERIOD               PERIOD             PERIOD
----------                                                  -----              ------               ------             ------
JPMORGAN U.S. LARGE CAP CORE PORTFOLIO                     06/30/03     $         9.65       $
                                                           12/31/02              12.97                 9.65             690,067
                                                           12/31/01              14.90                12.97             431,258
                                                           12/31/00              17.33*               14.90             123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2                06/30/03     $        11.23       $
                                                           12/31/02              13.67                11.23             357,213
                                                           12/31/01              15.20                13.67             230,640
                                                           12/31/00              16.03*               15.20              53,980

WILSHIRE 5000 INDEX PORTFOLIO -  INVESTMENT CLASS          06/30/03     $         7.07       $
                                                           12/31/02               9.08                 7.07             365,881
                                                           12/31/01              10.38                 9.08             213,861
                                                           12/31/00              12.23*               10.38              40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                      06/30/03     $        98.66       $
                                                           12/31/02             128.86                98.66             151,544
                                                           12/31/01             148.95               128.86              93,943
                                                           12/31/00             171.04*              148.95              32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                         06/30/03     $        24.28       $
                                                           12/31/02              35.28                24.28             595,943
                                                           12/31/01              43.48                35.28             404,152
                                                           12/31/00              53.82*               43.48             161,937

ALLIANCE PREMIER GROWTH PORTFOLIO                          06/30/03     $        17.71       $
                                                           12/31/02              25.94                17.71             522,390
                                                           12/31/01              31.81                25.94             357,364
                                                           12/31/00              41.57*               31.81             130,232

WILSHIRE  LARGE  COMPANY  GROWTH  PORTFOLIO -
INVESTMENT CLASS                                           06/30/03     $        23.32       $
                                                           12/31/02              30.18                23.32             160,285
                                                           12/31/01              36.63                30.18              99,528
                                                           12/31/00              46.36*               36.63              16,962

HORACE MANN EQUITY FUND                                    06/30/03     $        15.68       $
                                                           12/31/02              19.70                15.68          15,849,770
                                                           12/31/01              20.82                19.70          17,361,722
                                                           12/31/00              22.10                20.82          18,713,068
                                                           12/31/99              22.97                22.10          23,693,305
                                                           12/31/98              21.62                22.97          24,141,182
                                                           12/31/97              17.74                21.62          21,736,131
                                                           12/31/96              14.33                17.74          18,086,814

                                                                            ACCUMULATION         ACCUMULATION         # UNITS
                                                                             UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                            PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                                  ENDED              PERIOD               PERIOD             PERIOD
----------                                                  -----              ------               ------             ------

                                                           12/31/95              10.88                14.33          14,363,155
                                                           12/31/94              11.03                10.88          12,072,982
                                                           12/31/93               9.32                11.03           9,489,678


HORACE MANN SOCIALLY RESPONSIBLE FUND                      06/30/03     $        11.70       $
                                                           12/31/02              13.70                11.70           4,803,270
                                                           12/31/01              14.96                13.70           4,970,814
                                                           12/31/00              13.92                14.96           4,767,452
                                                           12/31/99              13.00                13.92           3,893,389
                                                           12/31/98              12.00                13.00           2,430,089
                                                           12/31/97               9.85                12.00             698,226

DAVIS VALUE PORTFOLIO                                      06/30/03     $         8.11       $
                                                           12/31/02               9.80                 8.11             384,920
                                                           12/31/01              11.08                 9.80             333,527
                                                           12/31/00              11.58*               11.08             134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                     06/30/03     $        17.02       $
                                                           12/31/02              20.83                17.02             472,191
                                                           12/31/01              21.34                20.83             266,320
                                                           12/31/00              19.91*               21.34              23,435

FIDELITY VIP MID CAP PORTFOLIO SC 2                        06/30/03     $        17.16       $
                                                           12/31/02              19.31                17.16             674,016
                                                           12/31/01              20.25                19.31             551,984
                                                           12/31/00              20.11*               20.25             231,555

RAINIER SMALL/MID CAP EQUITY PORTFOLIO                     06/30/03     $        20.87       $
                                                           12/31/02              26.42                20.87             194,166
                                                           12/31/01              27.84                26.42             135,479
                                                           12/31/00              30.39*               27.84              51,884

PUTNAM VT VISTA FUND  (IB SHARES)                          06/30/03     $         8.79       $
                                                           12/31/02              12.82                 8.79             375,227
                                                           12/31/01              19.52                12.82             326,406
                                                           12/31/00              25.13*               19.52             146,933

STRONG MID CAP GROWTH FUND II                              06/30/03     $        10.86       $
                                                           12/31/02              17.61                10.86             371,269
                                                           12/31/01              25.76                17.61             279,260
                                                           12/31/00              35.99*               25.76             131,868

ARIEL APPRECIATION FUND*                                   06/30/03     $        33.22       $
                                                           12/31/02              37.51                33.22             411,440
                                                           12/31/01              31.01*               37.51             115,976

STRONG OPPORTUNITY FUND II                                 06/30/03     $        18.96       $
                                                           12/31/02              26.24                18.96             254,365
                                                           12/31/01              27.60                26.24             169,801
                                                           12/31/00              28.55*               27.60              47,165

T. ROWE PRICE SMALL-CAP STOCK FUND-- ADVISOR CLASS         06/30/03     $        23.60       $
                                                           12/31/02              27.92                23.60             280,393
                                                           12/31/01              26.52                27.92             172,268
                                                           12/31/00              26.99*               26.52              47,164

                                                                            ACCUMULATION         ACCUMULATION         # UNITS
                                                                             UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                            PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                                  ENDED              PERIOD               PERIOD             PERIOD
----------                                                  -----              ------               ------             ------

NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS                06/30/03     $        18.30       $
                                                           12/31/02              19.14                18.30             409,931
                                                           12/31/01              17.35                19.14             228,309
                                                           12/31/00              15.84*               17.35              14,507

HORACE MANN SMALL CAP GROWTH FUND                          06/30/03     $         7.33       $
                                                           12/31/02              12.16                 7.33           4,361,425
                                                           12/31/01              17.54                12.16           4,399,005
                                                           12/31/00              19.92                17.54           4,284,826
                                                           12/31/99              11.61                19.92           2,619,220
                                                           12/31/98              11.10                11.61           2,103,641
                                                           12/31/97               9.59                11.10           1,284,537

C.S. SMALL CAP GROWTH PORTFOLIO                            06/30/03     $        11.61       $
                                                           12/31/02              17.73                11.61             207,449
                                                           12/31/01              21.37                17.73             165,082
                                                           12/31/00              27.32*               21.37              76,760

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                    06/30/03     $        12.96       $
                                                           12/31/02              15.23                12.96              65,352
                                                           12/31/01              15.87                15.23              28,130
                                                           12/31/00              17.80*               15.87               8,061

ARIEL FUND                                                 06/30/03     $        35.70       $
                                                           12/31/02              38.12                35.70             255,196
                                                           12/31/01              34.63*               38.12              65,549

T. ROWE PRICE SMALL-CAP VALUE FUND-- ADVISOR CLASS         06/30/03     $        24.49       $
                                                           12/31/02              25.32                24.49             314,495
                                                           12/31/01              21.02                25.32             151,942
                                                           12/31/00              20.52*               21.02              16,331

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                     06/30/03     $        14.43       $
                                                           12/31/02              15.88                14.43             115,069
                                                           12/31/01              13.72                15.88              80,507
                                                           12/31/00              12.31*               13.72               5,138

HORACE MANN INTERNATIONAL EQUITY FUND                      06/30/03     $         8.16       $
                                                           12/31/02              10.47                 8.16           2,970,500
                                                           12/31/01              14.39                10.47           2,935,800
                                                           12/31/00              17.67                14.39           2,650,938
                                                           12/31/99              11.72                17.67           1,187,606
                                                           12/31/98               9.98                11.72             696,337
                                                           12/31/97               9.74                 9.98             464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                       06/30/03     $        12.18       $
                                                           12/31/02              15.50                12.18             308,350
                                                           12/31/01              19.91                15.50             209,742
                                                           12/31/00              23.13*               19.91              70,810

HORACE MANN BALANCED FUND                                  06/30/03     $        15.74       $
                                                           12/31/02              17.39                15.74          14,804,752
                                                           12/31/01              17.36                17.39          16,254,478
                                                           12/31/00              17.41                17.36          17,553,416

                                                                            ACCUMULATION         ACCUMULATION         # UNITS
                                                                             UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                            PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                                  ENDED              PERIOD               PERIOD             PERIOD
----------                                                  -----              ------               ------             ------
                                                           12/31/99              17.83                17.41          22,621,955
                                                           12/31/98              16.78                17.83          23,286,358
                                                           12/31/97              14.28                16.78          22,095,620
                                                           12/31/96              12.22                14.28          20,098,949
                                                           12/31/95               9.75                12.22          17,804,536
                                                           12/31/94               9.97                 9.75          15,666,817
                                                           12/31/93               8.75                 9.97          12,523,123

HORACE MANN INCOME FUND                                    06/30/03     $        15.39       $
                                                           12/31/02              14.29                15.39           1,187,910
                                                           12/31/01              13.27                14.29             936,292
                                                           12/31/00              12.34                13.27             827,539
                                                           12/31/99              12.70                12.34           1,034,296
                                                           12/31/98              11.90                12.70           1,060,399
                                                           12/31/97              11.02                11.90             784,296
                                                           12/31/96              10.78                11.02             942,068
                                                           12/31/95               9.49                10.78             938,069
                                                           12/31/94               9.85                 9.49             945,569
                                                           12/31/93               9.23                 9.85             921,322

HORACE MANN SHORT-TERM INVESTMENT FUND                     06/30/03     $        10.88       $
                                                           12/31/02              10.83                10.88             367,360
                                                           12/31/01              10.42                10.83             237,129
                                                           12/31/00               9.97                10.42             205,055
                                                           12/31/99               9.64                 9.97             132,903
                                                           12/31/98               9.30                 9.64             120,651
                                                           12/31/97               8.97                 9.30             122,530
                                                           12/31/96               8.65                 8.97             125,251
                                                           12/31/95               8.34                 8.65             110,931
                                                           12/31/94               8.13                 8.34             125,199
                                                           12/31/93               8.03                 8.13             132,076

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                    06/30/03     $         7.23       $
                                                           12/31/02               7.09                 7.23              90,168
                                                           12/31/01               8.15                 7.09              57,319
                                                           12/31/00               9.77*                8.15              32,064


FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2          06/30/03     $        14.56       $
                                                           12/31/02              13.39                14.56             677,140
                                                           12/31/01              12.54                13.39             283,612
                                                           12/31/00              11.98*               12.54              24,851

* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 20.

      Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

      From time to time the Separate Account may advertise total return for the subaccounts. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return for periods of one year or more is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

      All charges shown in the Table of Annual Operating Expenses (except the annual maintenance fee and any applicable premium tax) are reflected in the calculations of the performance figures. Because the mean Contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, Contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Withdrawal Charge. However, comparative figures may be presented that do not assume redemption.


HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

      HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity Contracts on a nonparticipating basis.

      HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

      On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

      The Separate Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

      The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

HORACE MANN MUTUAL FUNDS

      The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

      The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

      The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

      The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

      The primary investment objective of the Horace Mann Short-Term Investment Fund ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

      The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.

      The primary investment objective of the Horace Mann International Equity Fund is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Oechsle International Advisers serves as the investment subadviser to the International Equity Fund.

      The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.  Do not produce tobacco products;

     2.  Do not produce alcoholic beverages;

     3.  Do not own and/or operate casinos or manufacture gaming devices;

     4.  Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

      Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.

ALLIANCE

      The investment objective of the AllianceBernstein Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

      The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of medium-sized companies with market capitalizations between $1 billion and $10 billion at the time of investment. Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

      The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of small companies with a market capitalization under $2 billion at the time of investment. Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

      The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, Inc. Ariel believes that strong financial results do not have to come at the expense of social integrity. As such, the adviser does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns. Additionally, Ariel puts each stock through an environmental screening process to ensure that a company is taking positive steps toward preserving the environment and avoiding those companies with poor environmental records. Ariel believes that its socially responsible approach makes good business sense, as a company that adopts environmentally sound policies will face less government intervention, litigation and legal liability.

CREDIT SUISSE

      The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2002, the market capitalization of the companies in the Russell 2000 Index ranged from $3.79 million to $1.77 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

DAVIS

      Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

FIDELITY INVESTMENTS

      The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). Growth may be measured by factors such as earnings or revenue. The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

      The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

      The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition. The adviser currently intends to limit common stocks to 10% of the fund's total assets. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

      The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments. The adviser attempts to maintain an overall interest rate risk similar to the index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

      The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

      The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

      The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in commons stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

JPMORGAN FLEMING

      The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its Assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

NEUBERGER BERMAN

      The investment objective of Neuberger Berman Genesis Fund Adviser Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund Adviser Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

PUTNAM

      The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

RAINIER

      The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

STRONG

      The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

      The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. ROWE PRICE

      The investment objective of the T. Rowe Price Small-Cap Value Fund -- Adviser Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 80% of its net assets in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. The T. Rowe Price Small-Cap Value Fund -- Adviser Class is advised by T. Rowe Price Associates.

      The investment objective of the T. Rowe Price Small-Cap Stock Fund -- Adviser Class is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 80% of its net assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls (i) within the range of companies in the Russell 2000 Index or (ii) below the three year average maximum market cap of companies in the index as of December 31 for the three preceding years. The Russell 2000 Index is a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund -- Adviser Class is advised by T. Rowe Price Associates.

WILSHIRE TARGET FUNDS, INC.

      Wilshire Target Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

      The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

      The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

      The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

      The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

      The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

ADMINISTRATOR: HORACE MANN INVESTORS, INC.

      HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of HMLIC, serves as administrator to the Trust pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the Administration Agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

      For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

THE  CONTRACT

CONTRACT OWNERS' RIGHTS

      A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

      To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

      Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

      This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

      The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 6.75% of premium payments received.

      In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

      Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

      AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

      The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contributions."

      ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more subaccounts. The minimum premium payment amount allocated to any subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

      ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

      Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each subaccount was determined for the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.

                                                                 ACCUMULATION
SUBACCOUNT                                           DATE         UNIT VALUE
----------                                           ----         ----------
J. P. Morgan U.S. Large Cap Core Equity
   Portfolio                                       09/05/00          $ 17.33
Fidelity VIP Growth & Income Portfolio SC 2        09/05/00            16.03
Wilshire 5000 Index Portfolio (Investment)         09/05/00            12.23
Fidelity VIP Index 500 Portfolio SC 2              09/05/00           171.04
Fidelity VIP Growth Portfolio SC 2                 09/05/00            53.82
Alliance Premier Growth Portfolio                  09/05/00            41.57
Wilshire Large Company Growth Portfolio
  (Investment)                                     09/05/00            46.36
Horace Mann Equity Fund                            11/01/89             7.11
Horace Mann Socially Responsible Fund              03/10/97             9.85
Davis Value Portfolio                              09/05/00            11.58
Wilshire Large Company Value Portfolio             09/05/00            19.91
Fidelity VIP Mid Cap Portfolio SC 2                09/05/00            20.11
Rainier Small/Mid Cap Equity Portfolio             09/05/00            30.39
Putnam VT Vista Fund                               09/05/00            25.13
Strong Mid Cap Growth Fund II                      09/05/00            35.99
Ariel Appreciation Fund                            05/01/01            34.63
Strong Opportunity Fund II                         09/05/00            28.55
T. Rowe Price Small-Cap Stock Fund --
  Adviser Class                                    09/05/00            26.99
Neuberger Berman Genesis Fund Adviser Class        09/05/00            15.84
Horace Mann Small Cap Growth Fund                  03/10/97             9.59
C.S. Small Cap Growth Portfolio                    09/05/00            27.32
Wilshire Small Company Growth Portfolio            09/05/00            17.80
Ariel Fund                                         05/01/01            34.01
T. Rowe Price Small-Cap Value Fund --
  Adviser Class                                    09/05/00            20.52
Wilshire Small Company Value Portfolio             09/05/00            12.31
Horace Mann International Equity Fund              03/10/97             9.74
Fidelity VIP Overseas Portfolio SC 2               09/05/00            23.13
Horace Mann Balanced Fund                          11/01/89             6.71
Horace Mann Income Fund                            11/01/89             7.17
Horace Mann Short-Term Investment Fund             11/01/89             6.99

                                                                 ACCUMULATION
SUBACCOUNT                                           DATE         UNIT VALUE
----------                                           ----         ----------
Fidelity VIP High Income Portfolio SC 2            09/05/00             9.77
Fidelity VIP Investment Grade Bond
  Portfolio SC 2                                   09/05/00            11.98

      The Accumulation Unit Value of a subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     o minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

      TRANSFERS -- Amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the subaccounts as follows:

     o No more than 25% of the fixed account can be transferred to the subaccounts during a 365 day period.
     o Any request for a total transfer from the fixed account to the subaccounts will be transferred over a four year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. A transfer may not leave a subaccount balance or fixed account balance of less than $100.

      A Contract Owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

      Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."

      DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

      The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

      Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.

      All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

      REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. ContractYou may request a rebalancing of your portfolio either once or on a periodic basis.

      For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

      Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

      All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

      CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile ("FAX") transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

      SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100.

      The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

      A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

      Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or on the first Valuation Date following receipt of a valid request at HMLIC's Home Office.

      For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

      Surrenders and partial withdrawals from any variable subaccount are subject to the Withdrawal Charges shown in the "Deductions and Expenses - Withdrawal Charges" section.

      HMLIC Withdrawal Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.

      Any request for a partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

      The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 9% of net premium(s) to a subaccount during the lifetime of the Contract. For example, if a Contract Owner's subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

      If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

      If you request a partial withdrawal for hardship purposes from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, there may be a suspension of contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

      DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

      CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

      If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll free).

DEDUCTIONS AND EXPENSES

      ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date or a proportionate amount will be collected upon Contract termination. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

      The annual maintenance fee may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

      The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. Contract

      MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. WITHDRAWAL CHARGES -- Values may not be withdrawn from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:

   During Contract Year               Percentage of Amount Withdrawn
--------------------------------------------------------------------------------
             1                                      9%
             2                                      8%
             3                                      7%
             4                                      6%
             5                                      5%
             6                                      4%
             7                                      3%
             8                                      2%
             9                                      1%
        Thereafter                                  0%
--------------------------------------------------------------------------------

      For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

      OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

      PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

      If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satifactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.  the Total Accumulation Value; or
     2.  the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1.  the Total Accumulation Value; or
     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).
      All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

      The Contract provides for fixed or variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

      In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semi-annual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

      The following Annuity Payment options are available on a variable basis unless otherwise stated.

      LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS-- These options guarantee Annuity Payments for the lifetime of the Annuitant. If aguaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

         If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

      JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) two-thirds; or 3) 100% of the Annuity Payments paid or the number of variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

      INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner.

      OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

    a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

    b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distribution," or

    c)    elect any other option that HMLIC makes available.


AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

      In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount within the Contract by its respective Accumulation Unit Value.

      Contract value may be more or less than the amount of net premium payments allocated to the Contract.

      FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

      VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

      The first monthly variable Annuity Payment is used to calculate the number of variable Annuity Units for each subsequent monthly Annuity Payment. The number of variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

      The amount of monthly Annuity Payments following the first variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the variable Annuity Units by the applicable variable Annuity Unit Value at the date of payment.

      ASSUMED INTEREST RATE --The assumed interest rate for this product is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.. If the investment performance of a subaccount funding variable Annuity Payments is the same as the investment multiplier, the monthly payments from that subaccount will remain level. If its investment performance exceeds the investment multiplier, the monthly payments from that subaccount will increase. Conversely, if investment performance is less than the investment multiplier, the payments from that subaccount will decrease.

      ANNUITY UNIT VALUE -- The variable Annuity Unit Value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The variable Annuity Unit Value for the following subaccounts is established at $10.00; however, no Annuity Payments have been paid from these subaccounts:

     JPMorgan U.S. Large Cap Core Portfolio
     Fidelity VIP Growth & Income Portfolio SC 2
     Wilshire 5000 Index Portfolio (Investment)
     Fidelity VIP Index 500 Portfolio SC 2
     Fidelity VIP Growth Portfolio SC 2
     Alliance Premier Growth Portfolio
     Wilshire Large Company Growth Portfolio (Investment)
     Horace Mann Socially Responsible Fund
     Davis Value Portfolio
     Wilshire Large Company Value Portfolio
     Fidelity VIP Mid Cap Portfolio SC 2
     Rainier Small/Mid Cap Equity Portfolio
     Putnam VT Vista Fund (IB Shares)
     Strong Mid Cap Growth Fund II
     Ariel Appreciation Fund
     Strong Opportunity Fund II
     T. Rowe Price Small-Cap Stock Fund -- Adviser Class
     Neuberger Berman Genesis Fund Adviser Class
     Horace Mann Small Cap Growth Fund
     C.S. Small Cap Growth Portfolio
     Wilshire Small Company Growth Portfolio
     Ariel Fund
     T. Rowe Price Small-Cap Value Fund -- Adviser Class
     Wilshire Small Company Value Portfolio
     Horace Mann International Equity Fund
     Fidelity VIP Overseas Portfolio SC 2
     Horace Mann Short-Term Investment Fund
     Fidelity VIP High Income Portfolio SC 2
     Fidelity VIP Investment Grade Bond Portfolio SC 2

     o The current variable Annuity Unit Value is equal to the prior variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

MISSTATEMENT OF AGE OR SEX

      If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

      The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

      HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT

      The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

      The tax rules applicable to participants in a Qualified Plan (as defined in this document) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax adviser for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

      Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

      SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $12,000 in 2003 ($13,000 in 2004) or 100% of income. Additional catch-up amounts, $2,000 in 2003 ($3,000 in 2004) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2004. Starting in 2002, contributions to a Section 457(b) Contract do not reduce the limit on the amount of contributions to a Section 403(b) Contract. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover or transfer to another
Section 403(b) annuity Contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

      SECTION 408 AND SECTION 408A TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a Traditional IRA are limited to $3,000 for 2003 (and 2004). Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older. Contribution limits to a Traditional IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2. The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. If the owner of the IRA Contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $40,000 and $50,000 for single filers and between $60,000 and $70,000 for married individuals filing jointly. The phase-out amounts will be indexed in 2004. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. Traditional IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. Traditional IRAs are subject to required minimum distribution rules.

      SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make Traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under Traditional IRAs. If the SEP is offered under a salary reduction basis, the limitation for salary reduction contributions is $12,000 for 2003 ($13,000 for 2004). The additional catch-up amount if the individual is age 50 or older also applies, $2,000 for 2003 ($3,000 for 2004). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for Traditional IRAs.

      SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $8,000 for 2003 ($9,000 for 2004). As with Traditional IRAs, additional contributions are allowed for individuals age 50 and older. Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to Traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for Traditional IRAs.

      ROTH IRAS -- Annual contributions to a Roth IRA are limited to $3,000 for 2003 (and 2004) for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Traditional IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2003 (and 2004). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, qualified distributions are not includable in income (e.g. Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

      SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $12,000 for 2003 ($13,000 for 2004) or 100% of income. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $2,000 for 2003 (and $3,000 for 2004). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Starting in 2002, contributions to a Section 457(b) Contract do not reduce the limit on the amount of contributions to a Section 403(b) Contract. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship.
Section 457(b) annuity Contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan Contracts or an eligible Qualified Plan. Section 457(b) annuity Contracts are subject to the required minimum distribution rules.

      SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity Contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

      ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, a Traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Traditional IRA can be rolled over or transferred to another Traditional IRA, a Section 401 plan, a
Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible
Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to a Traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

      For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax free to a Traditional IRA, a qualified Section 401 plan, a Section 403(b) plan or a
Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a Traditional IRA Contribution.

TAXATION OF CONTRACT BENEFITS

      Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of Traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

      Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); have substantially level payments over the term of the loan; do not exceed $50,000 and are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

      Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and is made after attainment of age 59 1/2; as the result of death or disability; or is a qualified first-time homebuyer distribution.

TAX PENALTIES

PREMATURE DISTRIBUTION TAX

      A penalty tax will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of Traditional IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is a Traditional or Roth IRA exception 4) listed above does not apply. In addition, for a Traditional or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

      REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

      REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

      The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

      Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

      1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed upon the longer of the remaining life expectancy of the Contract Owner's designated beneficiary or the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

      2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2or roll over the Contract to an IRA or any other eligible retirement plan.

      WITHHOLDING -- Mandatory federal income tax is required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from Traditional IRAs or Roth IRAs; a direct rollover or transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten year period; required minimum distributions; and hardship distributions.

      For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

      OTHER CONSIDERATIONS -- THE PRECEDING DISCUSSION OF THE FEDERAL INCOME TAX CONSEQUENCES IS ONLY A BRIEF SUMMARY AND IS NOT INTENDED AS TAX ADVICE. THE RULES GOVERNING THE PROVISIONS OF ANNUITY CONTRACTS AND QUALIFIED PLANS ARE EXTREMELY COMPLEX, OFTEN DIFFICULT TO COMPREHEND AND MAY BE CHANGED AT ANY TIME. THE PRECEDING DISCUSSION DOES NOT ADDRESS SPECIAL RULES, PRIOR TAX LAWS, OR STATE TAX LAWS. IN ADDITION, MANY OF THE PROVISIONS, INCLUDING CONTRIBUTION LIMITATIONS, ENACTED BY THE ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 ARE SUNSETTED OR REPEALED IN 2011 UNLESS EXTENDED OR MADE PERMANENT. A PROSPECTIVE CONTRACT OWNER PAGE CONSIDERING ADOPTION OF OR PURCHASE OF AN ANNUITY CONTRACT FOR A QUALIFIED PLAN SHOULD FIRST CONSULT WITH A QUALIFIED AND COMPETENT TAX ADVISER BEFORE TAKING ANY ACTION THAT COULD HAVE TAX CONSEQUENCES.

VOTING RIGHTS

      Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

      The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

      LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

      REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

      COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

      HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

      CONTRACT OWNER INQUIRIES -- A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

      FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

      NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasdr.com or by calling (800) 289-9999.

ADDITIONAL INFORMATION

      A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                                                  PAGE
-----                                                                  ----
General Information and History
Investment Experience
Underwriter
Financial Statements

      To receive, without charge, a copy of the 2002 Annual Report of the Horace Mann Mutual Funds, the 2002 Annual Report of the Separate Account or the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

___ 2002 Annual Report of the Horace Mann Mutual Funds

___ 2002 Annual Report of the Separate Account

___ Statement of Additional Information dated October 1, 2003 for the
    Separate Account

Please mail the above documents to:

--------------------------------------------------
(Name)
--------------------------------------------------
(Address)
--------------------------------------------------
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT
VARIABLE SOLUTIONS
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

OCTOBER 1, 2003

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE
COMPANY SEPARATE ACCOUNT

FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options). Each subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         Alliance Premier Growth Portfolio
     Large Value
         Horace Mann Equity Fund
         Horace Mann Socially Responsible Fund
         Davis Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend
         Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth
         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II
     Mid Value
         Strong Opportunity Fund II
Small Company Stock Funds
     Small Growth
         Horace Mann Small Cap Growth Fund
         Credit Suisse Small Cap Growth Portfolio
International Stock Funds
         Horace Mann International Equity Fund
         Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
         Horace Mann Balanced Fund
Bond Funds
         Horace Mann Income Fund
         Horace Mann Short-Term Investment Fund
         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

     This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated October 1, 2003. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 23 of this Prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
     ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.

                 The date of this Prospectus is October 1, 2003.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----
DEFINITIONS                                                                   3
SUMMARY                                                                       4
TABLE OF ANNUAL OPERATING EXPENSES                                            6
CONDENSED FINANCIAL INFORMATION                                               7

HORACE MANN LIFE INSURANCE COMPANY, THE ACCOUNT AND THE UNDERLYING
  MUTUAL FUNDS                                                               10
     Horace Mann Life Insurance Company                                      10
     The Separate Account                                                    10
     The Underlying Funds                                                    10
THE CONTRACT                                                                 14
     Contract Owners' Rights                                                 14
     Purchasing the Contract                                                 14
     Premium payments                                                        14
         Amount and Frequency of Premium payments                            14
         Allocation of Premium Payments                                      14
         Accumulation Units and Accumulation Unit Value                      14
     Transactions                                                            15
         Transfers                                                           15
         Dollar Cost Averaging                                               15
         Rebalancing                                                         15
         Changes to Premium payment Allocations                              16
         Surrender or Withdrawal Before Commencement of Annuity Period       16
         Deferment                                                           17
         Confirmations                                                       17
     Deductions and Expenses                                                 17
         Annual Maintenance Fee                                              17
         Mortality and Expense Risk Fee                                      17
         Withdrawal Charges                                                  17
         Operating Expenses of the Underlying Funds                          17
         Premium Taxes                                                       17
     Death Benefit Proceeds                                                  17
     Annuity Payments                                                        18
     Annuity Payment Options                                                 18
     Amount of Fixed and Variable Annuity Payments                           19
     Misstatement of Age                                                     20
     Modification of the Contract                                            20
TAX CONSEQUENCES                                                             21
     Separate Account                                                        21
     Contract Owners                                                         21
         Contributions                                                       21
         Distributions Under Non-Qualified Contracts                         21
         Exchanges                                                           21
         Distribution at Death Rules                                         21
         Penalty Tax                                                         21
         Withholding                                                         22
         Other Considerations                                                22
VOTING RIGHTS                                                                22
OTHER INFORMATION                                                            22
ADDITIONAL INFORMATION                                                       23

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred variable annuity Contract this Prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     SEPARATE ACCOUNT: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     WITHDRAWAL CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the product.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 21 subaccounts and/or the fixed account at any one time.

     (A) SEPARATE ACCOUNT

     Includes subaccounts each of which invests in one of the following Underlying Funds:


LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         Alliance Premier Growth Portfolio

     Large Value
         Horace Mann Equity Fund
         Horace Mann Socially Responsible Fund
         Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
         Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth
         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II

     Mid Value
         Strong Opportunity Fund II

SMALL COMPANY STOCK FUNDS
     Small Growth
         Horace Mann Small Cap Growth Fund
         Credit Suisse Small Cap Growth Portfolio

INTERNATIONAL STOCK FUNDS
         Horace Mann International Equity Fund
         Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
         Horace Mann Balanced Fund

BOND FUNDS
         Horace Mann Income Fund
         Horace Mann Short-Term Investment Fund
         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

     (B) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code, of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against certain withdrawals and surrenders. The charge is taken from the Contract Owner's value in the subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity, and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of          9%
  amount surrendered, if applicable)

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee                             $   25
Separate Account Annual Expenses
  (as a percentage of average account value)
     Mortality and Expense Risk Fees              1.25%
     Account Fees and Expenses                       0%
Total Separate Account Annual Expenses            1.25%

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUNDS OPERATING EXPENSES       MINIMUM       MAXIMUM
------------------------------------------------       -------       -------
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses)         0.04%        1.86%

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund fees and expenses. Because the Contract was not offered prior to the date of this prospectus, Contract fees have been estimated.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
          ------          -------          -------          --------
          $1,235          $1,714           $2,202            $3,467

      If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
          ------          -------          -------          --------
           $319            $974            $1,654            $3,467

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The unaudited financial statements for the Separate Account for the period ending June 30, 2003 are incorporated herein by reference and may be obtained by calling or writing HMLIC. The audited financial statements and reports are contained in the Annual Report for the Separate Account for the fiscal year ended December 31, 2002 and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds were added to the Separate Account on August 9, 2000.

                                                                      ACCUMULATION         ACCUMULATION         # UNITS
                                                                       UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                      PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                            ENDED              PERIOD               PERIOD             PERIOD
----------                                            -----              ------               ------             ------
JPMORGAN U.S. LARGE CAP CORE PORTFOLIO               06/30/03     $         9.65       $
                                                     12/31/02              12.97                 9.65             690,067
                                                     12/31/01              14.90                12.97             431,258
                                                     12/31/00              17.33*               14.90             123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2          06/30/03     $        11.23       $
                                                     12/31/02              13.67                11.23             357,213
                                                     12/31/01              15.20                13.67             230,640
                                                     12/31/00              16.03*               15.20              53,980

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                06/30/03     $        98.66       $
                                                     12/31/02             128.86                98.66             151,544
                                                     12/31/01             148.95               128.86              93,943
                                                     12/31/00             171.04*              148.95              32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                   06/30/03     $        24.28       $
                                                     12/31/02              35.28                24.28             595,943
                                                     12/31/01              43.48                35.28             404,152
                                                     12/31/00              53.82*               43.48             161,937

ALLIANCE PREMIER GROWTH PORTFOLIO                    06/30/03     $        17.71       $
                                                     12/31/02              25.94                17.71             522,390
                                                     12/31/01              31.81                25.94             357,364
                                                     12/31/00              41.57*               31.81             130,232

HORACE MANN EQUITY FUND                              06/30/03     $        15.68       $
                                                     12/31/02              19.70                15.68          15,849,770
                                                     12/31/01              20.82                19.70          17,361,722
                                                     12/31/00              22.10                20.82          18,713,068
                                                     12/31/99              22.97                22.10          23,693,305
                                                     12/31/98              21.62                22.97          24,141,182
                                                     12/31/97              17.74                21.62          21,736,131
                                                     12/31/96              14.33                17.74          18,086,814
                                                     12/31/95              10.88                14.33          14,363,155
                                                     12/31/94              11.03                10.88          12,072,982
                                                     12/31/93               9.32                11.03           9,489,678


HORACE MANN SOCIALLY RESPONSIBLE FUND                06/30/03     $        11.70       $
                                                     12/31/02              13.70                11.70           4,803,270
                                                     12/31/01              14.96                13.70           4,970,814

                                                                      ACCUMULATION         ACCUMULATION         # UNITS
                                                                       UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                      PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                            ENDED              PERIOD               PERIOD             PERIOD
----------                                            -----              ------               ------             ------
                                                     12/31/00              13.92                14.96           4,767,452
                                                     12/31/99              13.00                13.92           3,893,389
                                                     12/31/98              12.00                13.00           2,430,089
                                                     12/31/97               9.85                12.00             698,226

DAVIS VALUE PORTFOLIO                                06/30/03     $         8.11       $
                                                     12/31/02               9.80                 8.11             384,920
                                                     12/31/01              11.08                 9.80             333,527
                                                     12/31/00              11.58*               11.08             134,363

FIDELITY VIP MID CAP PORTFOLIO SC 2                  06/30/03     $        17.16       $
                                                     12/31/02              19.31                17.16             674,016
                                                     12/31/01              20.25                19.31             551,984
                                                     12/31/00              20.11*               20.25             231,555

PUTNAM VT VISTA FUND  (IB SHARES)                    06/30/03     $         8.79       $
                                                     12/31/02              12.82                 8.79             375,227
                                                     12/31/01              19.52                12.82             326,406
                                                     12/31/00              25.13*               19.52             146,933

STRONG MID CAP GROWTH FUND II                        06/30/03     $        10.86       $
                                                     12/31/02              17.61                10.86             371,269
                                                     12/31/01              25.76                17.61             279,260
                                                     12/31/00              35.99*               25.76             131,868

STRONG OPPORTUNITY FUND II                           06/30/03     $        18.96       $
                                                     12/31/02              26.24                18.96             254,365
                                                     12/31/01              27.60                26.24             169,801
                                                     12/31/00              28.55*               27.60              47,165

HORACE MANN SMALL CAP GROWTH FUND                    06/30/03     $         7.33       $
                                                     12/31/02              12.16                 7.33           4,361,425
                                                     12/31/01              17.54                12.16           4,399,005
                                                     12/31/00              19.92                17.54           4,284,826
                                                     12/31/99              11.61                19.92           2,619,220
                                                     12/31/98              11.10                11.61           2,103,641
                                                     12/31/97               9.59                11.10           1,284,537

C.S. SMALL CAP GROWTH PORTFOLIO                      06/30/03     $        11.61       $
                                                     12/31/02              17.73                11.61             207,449
                                                     12/31/01              21.37                17.73             165,082
                                                     12/31/00              27.32*               21.37              76,760

HORACE MANN INTERNATIONAL EQUITY FUND                06/30/03     $         8.16       $
                                                     12/31/02              10.47                 8.16           2,970,500
                                                     12/31/01              14.39                10.47           2,935,800
                                                     12/31/00              17.67                14.39           2,650,938
                                                     12/31/99              11.72                17.67           1,187,606
                                                     12/31/98               9.98                11.72             696,337
                                                     12/31/97               9.74                 9.98             464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                 06/30/03     $        12.18       $
                                                     12/31/02              15.50                12.18             308,350
                                                     12/31/01              19.91                15.50             209,742
                                                     12/31/00              23.13*               19.91              70,810

HORACE MANN BALANCED FUND                            06/30/03     $        15.74       $
                                                     12/31/02              17.39                15.74          14,804,752
                                                     12/31/01              17.36                17.39          16,254,478
                                                     12/31/00              17.41                17.36          17,553,416
                                                     12/31/99              17.83                17.41          22,621,955
                                                     12/31/98              16.78                17.83          23,286,358
                                                     12/31/97              14.28                16.78          22,095,620
                                                     12/31/96              12.22                14.28          20,098,949
                                                     12/31/95               9.75                12.22          17,804,536

                                                                      ACCUMULATION         ACCUMULATION         # UNITS
                                                                       UNIT VALUE           UNIT VALUE        OUTSTANDING
                                                      PERIOD          BEGINNING OF            END OF             END OF
SUBACCOUNT                                            ENDED              PERIOD               PERIOD             PERIOD
----------                                            -----              ------               ------             ------
                                                     12/31/94               9.97                 9.75          15,666,817
                                                     12/31/93               8.75                 9.97          12,523,123

HORACE MANN INCOME FUND                              06/30/03     $        15.39       $
                                                     12/31/02              14.29                15.39           1,187,910
                                                     12/31/01              13.27                14.29             936,292
                                                     12/31/00              12.34                13.27             827,539
                                                     12/31/99              12.70                12.34           1,034,296
                                                     12/31/98              11.90                12.70           1,060,399
                                                     12/31/97              11.02                11.90             784,296
                                                     12/31/96              10.78                11.02             942,068
                                                     12/31/95               9.49                10.78             938,069
                                                     12/31/94               9.85                 9.49             945,569
                                                     12/31/93               9.23                 9.85             921,322

HORACE MANN SHORT-TERM INVESTMENT FUND               06/30/03     $        10.88       $
                                                     12/31/02              10.83                10.88             367,360
                                                     12/31/01              10.42                10.83             237,129
                                                     12/31/00               9.97                10.42             205,055
                                                     12/31/99               9.64                 9.97             132,903
                                                     12/31/98               9.30                 9.64             120,651
                                                     12/31/97               8.97                 9.30             122,530
                                                     12/31/96               8.65                 8.97             125,251
                                                     12/31/95               8.34                 8.65             110,931
                                                     12/31/94               8.13                 8.34             125,199
                                                     12/31/93               8.03                 8.13             132,076

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2              06/30/03     $         7.23       $
                                                     12/31/02               7.09                 7.23              90,168
                                                     12/31/01               8.15                 7.09              57,319
                                                     12/31/00               9.77*                8.15              32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2    06/30/03     $        14.56       $
                                                     12/31/02              13.39                14.56             677,140
                                                     12/31/01              12.54                13.39             283,612
                                                     12/31/00              11.98*               12.54              24,851

*Inception price on date Underlying Fund was added to the Separate Account, as shown on page 14.

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

     From time to time the Separate Account may advertise total return for the subaccounts. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return for periods of one year or more is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

     All charges shown in the Table of Annual Operating Expenses (except the annual maintenance fee and any applicable premium tax) are reflected in the calculations of the performance figures. Because the mean Contract value exceeds $10,000, the annual maintenance fee of $25 has not been deducted. However, Contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore reflect the applicable Withdrawal Charge. However, comparative figures may be presented that do not assume redemption.

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity Contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

HORACE MANN MUTUAL FUNDS

     The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to September 1, 2000.

     The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

     The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Horace Mann Short-Term Investment Fund ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Oechsle International Advisors serves as the investment subadviser to the International Equity Fund.

     The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.  Do not produce tobacco products;

     2.  Do not produce alcoholic beverages;

     3.  Do not own and/or operate casinos or manufacture gaming devices;

     4.  Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance Capital

Management LP, serves as the investment subadviser to the Socially Responsible Fund.

ALLIANCE

     The investment objective of the AllianceBernstein Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. AllianceBernstein selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Premier Growth Portfolio is a series of the Alliance Variable Products Series Fund and is advised by Alliance Capital Management.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2002, the market capitalization of the companies in the Russell 2000 Index ranged from $3.79 million to $1.77 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Trust Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

DAVIS

     Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the advisor believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). Growth may be measured by factors such as earnings or revenue. The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition. The adviser currently intends to limit common stocks to 10% of the fund's total assets. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments. The adviser attempts to maintain an overall interest rate risk similar to the index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in commons stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its Assets in equity investment of large-cap companies "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

STRONG

     The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

     The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

ADMINISTRATOR: HORACE MANN INVESTORS, INC.

     HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of HMLIC, serves as administrator to the Trust pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the Administration Agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

     For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more subaccounts. The minimum premium payment amount allocated to any subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each subaccount was determined for the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income, and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.

                                                                  ACCUMULATION
SUBACCOUNT                                              DATE       UNIT VALUE
----------                                              ----       ----------
J. P. Morgan U.S. Large
   Cap Core Equity Portfolio                          09/05/00        $17.33
Fidelity VIP Growth & Income Portfolio SC 2           09/05/00         16.03
Fidelity  VIP Index  500  Portfolio SC 2              09/05/00        171.04
Fidelity VIP Growth Portfolio SC 2                    09/05/00         53.82
Alliance Premier Growth Portfolio                     09/05/00         41.57
Horace Mann Equity Fund                               11/01/89          7.11
Horace Mann Socially Responsible Fund                 03/10/97          9.85
Davis Value Portfolio                                 09/05/00         11.58
Fidelity VIP Mid Cap Portfolio SC 2                   09/05/00         20.11
Putnam VT Vista Fund                                  09/05/00         25.13
Strong Mid Cap Growth Fund II                         09/05/00         35.99
Strong Opportunity Fund II                            09/05/00         28.55
Horace Mann Small Cap Growth Fund                     03/10/97          9.59
C.S. Small Cap Growth Portfolio                       09/05/00         27.32
Horace Mann International Equity Fund                 03/10/97          9.74

                                                                  ACCUMULATION
SUBACCOUNT                                              DATE       UNIT VALUE
----------                                              ----       ----------
Fidelity VIP Overseas Portfolio SC 2                  09/05/00         23.13
Horace Mann Balanced Fund                             11/01/89          6.71
Horace Mann Income Fund                               11/01/89          7.17
Horace Mann Short-Term Investment Fund                11/01/89          6.99
Fidelity VIP High Income Portfolio SC 2               09/05/00          9.77
Fidelity VIP Investment Grade
   Bond Portfolio SC 2                                09/05/00         11.98

     The Accumulation Unit Value of a subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     o minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

  TRANSFERS -- Amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the subaccounts as follows:

     o No more than 25% of the fixed account can be transferred to the subaccounts during a 365 day period.
     o Any request for a total transfer from the fixed account to the subaccounts will be transferred over a four year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. A transfer may not leave a subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling
(800)999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

      REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

      For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

      Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

      All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

      CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile ("FAX") transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

      SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100.

     The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to
(217)527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or on the first valuation date following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in the "Individual Product Information" section.

     HMLIC surrender charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

     The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 9% of net premium payment(s) to a subaccount during the lifetime of the contract. For example, if a Contract Owner's subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 9% of

$1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

      CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

      If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll free).

DEDUCTIONS AND EXPENSES

      ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date or a proportionate amount will be collected upon Contract termination. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.
      The annual maintenance fee may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

      The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

      MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

      WITHDRAWAL CHARGES -- If not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:

   During Contract Year               Percentage of Amount Withdrawn
--------------------------------------------------------------------------------
             1                                      9%
             2                                      8%
             3                                      7%
             4                                      6%
             5                                      5%
             6                                      4%
             7                                      3%
             8                                      2%
             9                                      1%
        Thereafter                                  0%
--------------------------------------------------------------------------------

      For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

      OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

      PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

      If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1. the Total Accumulation Value; or
     2. the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1. the Total Accumulation Value; or
     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

      All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

      The Contract provides for fixed or variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

      In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semi-annual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

      The following Annuity Payment options are available on a variable basis unless otherwise stated.

      LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS-- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

      JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) two-thirds; or 3) 100% of the Annuity Payments paid or the number of variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

      INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.

OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

    a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

    b) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

      In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount within the Contract by its respective Accumulation Unit Value.

      Contract value may be more or less than the amount of net premium payments allocated to the Contract.

      FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

      VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

      The first monthly variable Annuity Payment is used to calculate the number of variable Annuity Units for each subsequent monthly Annuity Payment. The number of variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

      The amount of monthly Annuity Payments following the first variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the variable Annuity Units by the applicable variable Annuity Unit Value at the date of payment.

      ASSUMED INTEREST RATE --The assumed interest rate for this product is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate. If the investment performance of a subaccount funding variable Annuity Payments is the same as the investment multiplier, the monthly payments from that subaccount will remain level. If its investment performance exceeds the investment multiplier, the monthly payments from that subaccount will increase. Conversely, if investment performance is less than the investment multiplier, the payments from that subaccount will decrease.

      ANNUITY UNIT VALUE -- The variable Annuity Unit Value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The variable Annuity Unit Value for the following subaccounts is established at $10.00; however, no Annuity Payments have been paid from these subaccounts:

     JPMorgan U.S. Large Cap Core Portfolio Fidelity VIP Growth and Income Portfolio SC 2 Fidelity VIP Index 500 Portfolio SC 2 Fidelity VIP Growth Portfolio SC 2 Alliance Premier Growth Portfolio Horace Mann Socially Responsible Fund Davis Value Portfolio Fidelity VIP Mid Cap Portfolio SC 2 Putnam VT Vista Fund (IB Shares) Strong Mid Cap Growth Fund II Strong Opportunity Fund II Horace Mann Small Cap Growth Fund C.S. Small Cap Growth Portfolio Horace Mann International Equity Fund Fidelity VIP Overseas Portfolio SC 2 Horace Mann Short-Term Investment Fund Fidelity VIP High Income Portfolio SC 2 Fidelity VIP Investment Grade Bond Portfolio SC 2

     o The current variable Annuity Unit Value is equal to the prior variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

MISSTATEMENT OF AGE OR SEX

      If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

      The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

      HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Withdrawal Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all premium payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982 distributions are taxed differently. If the Contract contains only premium payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has premium payments and related earnings from both before and after August 14, 1982 the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity Payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered the entire amount of each subsequent Annuity Payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

     CONTRACTS OWNED BY NON-NATURAL PERSONS -Generally, if the Contract is owned by a non-natural person (for example a corporation) the income on the Contract is includable in taxable income each year. In addition, the distribution rules discussed below will be applicable upon the death of or a change in the primary Annuitant. There are exceptions to these rules including Contracts held by certain retirement plans, estates of a decedent and certain trusts treated as individuals.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity Contract, a Contract must meet the following two distributions rules.

     1. If the Contract Owner dies on or after the Annuity Date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

     2. If the Contract Owner dies before the Annuity Date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PENALTY TAX -- A penalty tax will generally apply to distributions made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments made as the result of the Contract Owner's death or disability, that are part of a series of substantially equal periodic payments over the life expectancy of the owner or joint lives of the owner and beneficiary, and that are attributable to the investment in the Contract before August 14, 1982 (and related earnings).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld.

     State and/or local tax withholding may also apply.

     OTHER CONSIDERATIONS -- THE PRECEDING DISCUSSION OF THE FEDERAL INCOME TAX CONSEQUENCES IS ONLY A BRIEF SUMMARY AND IS NOT INTENDED AS TAX ADVICE. THE RULES GOVERNING THE PROVISIONS OF ANNUITY CONTRACTS ARE EXTREMELY COMPLEX AND OFTEN DIFFICULT TO COMPREHEND. THE PRECEDING DISCUSSION DOES NOT ADDRESS SPECIAL RULES, PRIOR TAX LAWS, OR STATE OR LOCAL TAX LAWS. A PROSPECTIVE CONTRACT OWNER CONSIDERING PURCHASE OF AN ANNUITY CONTRACT SHOULD FIRST CONSULT WITH A QUALIFIED AND COMPETENT TAX ADVISER BEFORE TAKING ANY ACTION THAT COULD HAVE TAX CONSEQUENCES.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES-- A toll free number,
(800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasdr.com or by calling (800) 289-9999.

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                                 PAGE
-----                                                 ----
General Information and History
Investment Experience
Underwriter
Financial Statements

     To receive, without charge, a copy of the 2002 Annual Report of the Horace Mann Mutual Funds, the 2002 Annual Report of the Separate Account or the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ 2002 Annual Report of the Horace Mann Mutual Funds

_____ 2002 Annual Report of the Separate Account

_____ Statement of Additional Information dated October 1, 2003 for the Separate Account

Please mail the above documents to:

--------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------
(Address)

--------------------------------------------------------------------------
(City/State/Zip)

                       STATEMENT OF ADDITIONAL INFORMATION



                     VARIABLE TAX DEFERRED ANNUITY CONTRACTS
                        QUALIFIED AND NON-QUALIFIED PLANS



                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT




                                 OCTOBER 1, 2003





                       STATEMENT OF ADDITIONAL INFORMATION



               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT



       Individual and Group Flexible Payment and Individual Single Payment
                     Variable Tax Deferred Annuity Contracts



                       Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1 and October 1, 2003, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.


                                 OCTOBER 1, 2003

                                TABLE OF CONTENTS


TOPIC                                                                  PAGE

     General Information and History...................................  2
     Investment Experience.............................................  2
     Underwriter....................................................... 32
     Financial Statements.............................................. 32


                         GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

                              INVESTMENT EXPERIENCE

[Performance as of June 30, 2003 to be added by amendment.]

TOTAL RETURN DATA

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Inception date is the first date on which the fund was available.



(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Inception date is the first date on which the fund was available.

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.



(1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

 (1) In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

(2) To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3) Withdrawn Early reflects performance of a surrendered contract.

(4) Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

(5) Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6) Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

(7) Inception date is the first date on which the fund was available.

This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All contract charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

Average annual total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 2002. Horace Mann Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Average annual total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n= ERV Where: P = a hypothetical initial payment of $1000, T= average annual total return, n= average number of years, and ERV= ending redeeming value of a hypothetical $1,000 payment made at the beginning of the 1,5, or 10 year period at the end of the 1,5, or 10 year period (or fractional portion thereof).

The performance data contained in this Statement of Additional Information is based on the fees and charges for the contracts currently offered by HMLIC. Prior contracts, have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                   UNDERWRITER

HMLIC offers and sells the contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Separate Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to HM Investors were, $4,925,095, $4,613,301 and $3,642,750 for the years ended 2000, 2001, and 2002 respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectuses.


                              FINANCIAL STATEMENTS

The financial statements for the year ended December 31, 2002 included in this registration statement have been audited by KPMG LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Horace Mann Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Illinois Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2002, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of KPMG LLP is 303 E. Wacker Drive, Chicago, Illinois 60606.

The financial statements of the Separate Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Separate Account for the year ended December 31, 2002. A copy of this Annual Report as well as financial statements of the Separate Account for the period ended June 30, 2003 accompany the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free). The statutory financial statements for HMLIC, including the auditors' report thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the contracts.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Contract Owners of Horace Mann Life Insurance Company Separate Account and the Board of Directors of Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets of each of the thirty-four portfolios comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2002, and the related statements of operations and financial highlights for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the thirty-four portfolios comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2002, the results of their operations and financial highlights for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
-------------------
Chicago, Illinois
April 18, 2003

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002

                                                                            ACCOUNT DIVISION
                                       -----------------------------------------------------------------------------------------
                                                                                                 HORACE MANN        HORACE MANN
                                        HORACE MANN        HORACE MANN        HORACE MANN         SHORT-TERM         SMALL CAP
                                           EQUITY            BALANCED            INCOME           INVESTMENT           GROWTH
                                            FUND               FUND               FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments at market value        $ 248,513,755      $ 233,026,361      $  18,280,156      $   3,996,016      $  31,966,277
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                           $ 248,513,755      $ 233,026,361      $  18,280,156      $   3,996,016      $  31,966,277
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Net Assets (Indefinite
    units authorized)
       Active Contract Owners            247,063,339        232,106,217         18,218,584          3,996,016         31,966,277
       Retired Contract Owners             1,450,416            920,144             61,572                 --                 --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                       $ 248,513,755      $ 233,026,361      $  18,280,156      $   3,996,016      $  31,966,277
================================================================================================================================

    Total units                           15,849,770         14,804,752          1,187,910            367,360          4,361,425
    Blended unit value (Net assets
      divided by total units held)     $       15.68      $       15.74      $       15.39      $       10.88      $        7.33


INVESTMENTS
    Cost of investments                $ 369,118,561      $ 289,438,518      $  18,841,933      $   4,033,165      $  70,468,604
    Unrealized appreciation
      (depreciation) on investments    $(120,604,806)     $ (56,412,157)     $    (561,777)     $     (37,149)     $ (38,502,327)
    Number of shares in
      underlying mutual funds             15,971,321         16,048,648          1,471,828            396,037          4,308,124

Total Net Assets Represented by:
    Number of units outstanding:
       M&E Rate .0000                         11,988             10,418                  8                 10              5,709
       M&E Rate .0029                        514,288                 --                 --                 --                 --
       M&E Rate .0039                        127,005                 --                 --                 --                 --
       M&E Rate .0095                         32,968             46,279             77,268             15,511             46,294
       M&E Rate .0105                             --                 --                 --                 --                 --
       M&E Rate .0115                             --                 --                 --                 --                 --
       M&E Rate .0125                     15,070,307         14,684,684          1,105,681            351,839          4,309,422
       Retired Payout                         93,214             63,371              4,953                 --                 --

Unit Value (Net assets divided by
  units outstanding)
       M&E Rate .0000                  $       16.13      $       16.21      $       15.85      $       11.19      $        7.55
       M&E Rate .0029                  $       16.02      $          --      $          --      $          --      $          --
       M&E Rate .0039                  $       15.99      $          --      $          --      $          --      $          --
       M&E Rate .0095                  $       15.78      $       15.86      $       15.50      $       10.95      $        7.38
       M&E Rate .0105                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0115                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0125                  $       15.67      $       15.74      $       15.39      $       10.87      $        7.33
       Retired Payout                  $       15.56      $       14.52      $       12.43                 --                 --

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT


                                              ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------
 HORACE MANN       HORACE MANN           WILSHIRE       WILSHIRE LARGE         WILSHIRE       WILSHIRE LARGE
INTERNATIONAL        SOCIALLY           5000 INDEX        CO. GROWTH          5000 INDEX        CO. GROWTH
   EQUITY          RESPONSIBLE          PORTFOLIO-         PORTFOLIO-         PORTFOLIO-         PORTFOLIO-
    FUND               FUND           INSTITUTIONAL      INSTITUTIONAL        INVESTMENT         INVESTMENT
------------------------------------------------------------------------------------------------------------

$  24,251,930      $  56,208,002      $  12,683,893      $  14,140,344      $   2,585,613      $   3,737,803
------------------------------------------------------------------------------------------------------------

$  24,251,930      $  56,208,002      $  12,683,893      $  14,140,344      $   2,585,613      $   3,737,803
------------------------------------------------------------------------------------------------------------




   24,251,930         56,208,002         12,683,893         14,140,344          2,585,613          3,737,803
           --                 --                 --                 --                 --                 --
------------------------------------------------------------------------------------------------------------

$  24,251,930      $  56,208,002      $  12,683,893      $  14,140,344      $   2,585,613      $   3,737,803
============================================================================================================

    2,970,500          4,803,270          1,773,671            598,775            365,881            160,285

$        8.16      $       11.70      $        7.15      $       23.62      $        7.07      $       23.32



$  41,883,690      $  69,049,799      $  18,842,005      $  22,589,263      $   3,164,263      $   4,658,781

$ (17,631,760)     $ (12,841,797)     $  (6,158,112)     $  (8,448,919)     $    (578,650)     $    (920,978)

    2,921,919          5,170,929          1,786,464            593,883            364,171            158,449



        5,100              8,977              2,122                571                 17                  5
           --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --
       53,922             32,024             30,383              3,019             48,780             18,111
           --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --
    2,911,478          4,762,269          1,741,166            595,185            317,084            142,169
           --                 --                 --                 --                 --                 --



$        8.41      $       12.05      $        7.36      $       24.32      $        7.30      $       24.02
$          --      $          --      $          --      $          --      $          --      $          --
$          --      $          --      $          --      $          --      $          --      $          --
$        8.22      $       11.78      $        7.20      $       23.78      $        7.14      $       23.43
$          --      $          --      $          --      $          --      $          --      $          --
$          --      $          --      $          --      $          --      $          --      $          --
$        8.16      $       11.70      $        7.15      $       23.61      $        7.06      $       23.31
           --                 --                 --                 --                 --                 --


                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002
ACCOUNT DIVISION ACCOUNT DIVISION

                                                                           ACCOUNT DIVISION
                                       -----------------------------------------------------------------------------------------
                                         WILSHIRE           WILSHIRE           WILSHIRE          T.ROWE PRICE       T.ROWE PRICE
                                      LARGE CO. VALUE    SMALL CO. VALUE   SMALL CO. GROWTH       SMALL-CAP          SMALL-CAP
                                         PORTFOLIO-         PORTFOLIO-         PORTFOLIO-         VALUE FUND         STOCK FUND
                                         INVESTMENT         INVESTMENT         INVESTMENT       ADVISOR CLASS      ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments at market value        $   8,039,013      $   1,660,496      $     846,841      $   7,702,756      $   6,617,561
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                           $   8,039,013      $   1,660,496      $     846,841      $   7,702,756      $   6,617,561
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Net Assets (Indefinite
    units authorized)
       Active Contract Owners              8,039,013          1,660,496            846,841          7,702,756          6,617,561
       Retired Contract Owners                    --                 --                 --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                       $   8,039,013      $   1,660,496      $     846,841      $   7,702,756      $   6,617,561
================================================================================================================================

    Total units                              472,191            115,069             65,352            314,495            280,393
    Blended unit value (Net assets
      divided by total units held)     $       17.02      $       14.43      $       12.96      $       24.49      $       23.60


INVESTMENTS                            $   9,846,831      $   1,810,677      $     944,998      $   7,987,566      $   7,350,002
    Cost of investments
    Unrealized appreciation            $  (1,807,818)     $    (150,181)     $     (98,157)     $    (284,810)     $    (732,441)
      (depreciation) on investments
    Number of shares in
      underlying mutual funds                501,498            115,795             73,767            352,368            308,655

Total Net Assets Represented by:
    Number of units outstanding:
       M&E Rate .0000                             10                 16                 11              3,688                  7
       M&E Rate .0029                             --                 --                 --                 --                 --
       M&E Rate .0039                             --                 --                 --                 --                 --
       M&E Rate .0095                         29,030              3,884              6,832             11,089             15,968
       M&E Rate .0105                             --                 --                 --                 --                 --
       M&E Rate .0115                             --                 --                 --                 --                 --
       M&E Rate .0125                        443,151            111,169             58,509            299,718            264,418
       Retired Payout                             --

Unit Value (Net assets divided by
  units outstanding)
       M&E Rate .0000                  $       17.53      $       14.85      $       13.63      $       25.20      $       24.30
       M&E Rate .0029                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0039                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0095                  $       17.12      $       14.47      $       13.36      $       24.60      $       23.69
       M&E Rate .0105                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0115                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0125                  $       17.02      $       14.43      $       12.91      $       24.48      $       23.60
       Retired Payout                             --                 --                 --                 --      $          --

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT




                                              ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------
 FIDELITY VIP
   GROWTH &        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
   INCOME            INDEX 500           MID CAP            GROWTH            OVERSEAS          HIGH INCOME
  PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------

$   4,010,148      $  14,951,330      $  11,562,866      $  14,469,371      $   3,755,201      $     652,024
------------------------------------------------------------------------------------------------------------

$   4,010,148      $  14,951,330      $  11,562,866      $  14,469,371      $   3,755,201      $     652,024
------------------------------------------------------------------------------------------------------------




    4,010,148         14,951,330         11,562,866         14,469,371          3,755,201            652,024
           --                 --                 --                 --                 --                 --
------------------------------------------------------------------------------------------------------------

$   4,010,148      $  14,951,330      $  11,562,866      $  14,469,371      $   3,755,201      $     652,024
============================================================================================================

      357,213            151,544            674,016            595,943            308,350             90,168

$       11.23      $       98.66      $       17.16      $       24.28      $       12.18      $        7.23


$   4,739,409      $  19,250,896      $  12,376,195      $  21,525,979      $   5,219,822      $     678,191

$    (729,261)     $  (4,299,566)     $    (813,329)     $  (7,056,608)     $  (1,464,621)     $     (26,167)


      373,732            150,582            664,915            623,411            344,514            111,077



        4,008                421                728                315                  9                 20
           --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --
       29,768              7,204             29,139             26,663             15,209              6,238
           --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --
      323,437            143,919            644,149            568,965            293,132             83,910




$       11.55      $      101.71      $       17.65      $       25.00      $       12.54      $        7.44
$          --      $          --      $          --      $          --      $          --      $          --
$          --      $          --      $          --      $          --      $          --      $          --
$       11.29      $       96.39      $       17.26      $       24.37      $       12.26      $        7.30
$          --      $          --      $          --      $          --      $          --      $          --
$          --      $          --      $          --      $          --      $          --      $          --
$       11.22      $       98.76      $       17.15      $       24.28      $       12.17      $        7.23
$          --      $          --      $          --      $          --      $          --      $          --

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002



                                                                           ACCOUNT DIVISION
                                       -----------------------------------------------------------------------------------------
                                        FIDELITY VIP                                               STRONG           J.P. MORGAN
                                         INVESTMENT           DAVIS              STRONG            MID CAP       U.S. DISCIPLINED
                                         GRADE BOND           VALUE           OPPORTUNITY          GROWTH             EQUITY
                                         PORTFOLIO          PORTFOLIO           FUND II            FUND II           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments at market value        $   9,862,069      $   3,121,652      $   4,823,981      $   4,032,451      $   6,662,504
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                           $   9,862,069      $   3,121,652      $   4,823,981      $   4,032,451      $   6,662,504
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Net Assets (Indefinite
    units authorized)
       Active Contract Owners              9,862,069          3,121,652          4,823,981          4,032,451          6,662,504
       Retired Contract Owners                    --                 --                 --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                       $   9,862,069      $   3,121,652      $   4,823,981      $   4,032,451      $   6,662,504
================================================================================================================================

    Total units                              677,140            384,920            254,365            371,269            690,067
    Blended unit value (Net assets
      divided by total units held)     $       14.56      $        8.11      $       18.96      $       10.86      $        9.65


INVESTMENTS                            $   9,287,723      $   3,775,792      $   7,109,807      $   7,635,530      $   8,694,922
    Cost of investments
    Unrealized appreciation            $     574,346      $    (654,140)     $  (2,285,826)     $  (3,603,079)     $  (2,032,418)
      (depreciation) on investments
    Number of shares in
      underlying mutual funds                726,755            380,689            347,800            394,179            677,084

Total Net Assets Represented by:
    Number of units outstanding:
       M&E Rate .0000                             17                 17                  7              2,756                 12
       M&E Rate .0029                             --                 --                 --                 --                 --
       M&E Rate .0039                             --                 --                 --                 --                 --
       M&E Rate .0095                         98,191             20,359              9,420             16,671             45,143
       M&E Rate .0105                             --                 --                 --                  0                 --
       M&E Rate .0115                             --                 --                 --                  0                 --
       M&E Rate .0125                        578,932            364,544            244,938            351,842            644,912
       Retired Payout                             --                 --                 --                 --                 --

Unit Value (Net assets divided by
  units outstanding)
       M&E Rate .0000                  $       14.98      $        8.40      $       19.49      $       11.19      $        9.94
       M&E Rate .0029                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0039                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0095                  $       14.61      $        8.23      $       19.01      $       10.90      $        9.72
       M&E Rate .0105                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0115                  $          --      $          --      $          --      $          --      $          --
       M&E Rate .0125                  $       14.56      $        8.10      $       18.96      $       10.86      $        9.65
       Retired Payout                  $          --      $          --      $          --      $          --      $          --

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT



                                                       ACCOUNT DIVISION
-------------------------------------------------------------------------------------------------------------------------------
   RAINIER           NEUBERGER           ALLIANCE                           CREDIT SUISSE
SMALL/MID CAP         BERMAN             PREMIER            PUTNAM            SMALL CO.                               ARIEL
    EQUITY            GENESIS            GROWTH            VT VISTA            GROWTH              ARIEL          APPRECIATION
   PORTFOLIO           FUND             PORTFOLIO            FUND             PORTFOLIO             FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------

$   4,051,811      $   7,499,868      $   9,254,116      $   3,296,889      $   2,407,711      $   9,110,720      $  13,666,480
-------------------------------------------------------------------------------------------------------------------------------

$   4,051,811      $   7,499,868      $   9,254,116      $   3,296,889      $   2,407,711      $   9,110,720      $  13,666,480
-------------------------------------------------------------------------------------------------------------------------------




    4,051,811          7,499,868          9,254,116          3,296,889          2,407,711          9,110,720         13,666,480
           --                 --                 --                 --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------------

$   4,051,811      $   7,499,868      $   9,254,116      $   3,296,889      $   2,407,711      $   9,110,720      $  13,666,480
===============================================================================================================================

      194,166            409,931            522,390            375,227            207,449            255,196            411,440

$       20.87      $       18.30      $       17.71      $        8.79      $       11.61      $       35.70      $       33.22


$   5,115,276      $   7,667,538      $  14,008,788      $   5,858,863      $   3,847,840      $   9,711,486      $  15,087,963

$  (1,063,465)     $    (167,670)     $  (4,754,672)     $  (2,561,974)     $  (1,440,129)     $    (600,766)     $  (1,421,483)


      231,004            452,891            535,229            418,918            259,172            258,533            413,384



            7                 13                  5                  8                  8                  6                908
           --                 --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --                 --
       11,865             40,191             23,200             20,926              8,306             18,763             29,898
           --                 --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --                 --
      182,294            369,727            499,185            354,293            199,135            236,427            380,634
           --                 --                 --                 --                 --                 --                 --



$       21.47      $       18.83      $       18.23      $        9.38      $       11.95      $       36.40      $       33.89
$          --      $          --      $          --      $          --      $          --      $          --      $          --
$          --      $          --      $          --      $          --      $          --      $          --      $          --
$       20.99      $       18.28      $       17.75      $        8.84      $       11.65      $       35.85      $       33.35
$          --      $          --      $          --      $          --      $          --      $          --      $          --
$          --      $          --      $          --      $          --      $          --      $          --      $          --
$       20.86      $       18.30      $       17.71      $        8.78      $       11.60      $       35.69      $       33.20
$          --      $          --      $          --      $          --      $          --      $          --      $          --

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                          ACCOUNT DIVISION
                                      -----------------------------------------------------------------------------------------
                                                                                                HORACE MANN        HORACE MANN
                                       HORACE MANN        HORACE MANN        HORACE MANN         SHORT-TERM         SMALL CAP
                                         EQUITY            BALANCED            INCOME            INVESTMENT          GROWTH
                                          FUND               FUND               FUND                FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution       $   3,319,197      $   7,192,927      $   1,337,680      $      63,332      $          --
-------------------------------------------------------------------------------------------------------------------------------

   Net investment income              $   3,319,197      $   7,192,927      $   1,337,680      $      63,332      $          --
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                     --                 --              1,901                 --                 --

   Net realized gain (loss) on
   investments                          (12,279,623)        (6,039,002)           (49,766)           (30,884)        (3,060,292)

   Net unrealized appreciation
   (depreciation) on investments        (55,543,573)       (24,306,808)            88,428             21,822        (17,808,960)
-------------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments       (67,823,196)       (30,345,810)            40,563             (9,062)       (20,869,252)
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

   Mortality and expense
   risk charge (Note 1)                  (3,528,754)        (3,192,549)          (188,907)           (43,588)          (496,436)
-------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                        (3,528,754)        (3,192,549)          (188,907)           (43,588)          (496,436)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                    $ (68,032,753)     $ (26,345,432)     $   1,189,336      $      10,682      $ (21,365,688)
===============================================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT




                                             ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------
 HORACE MANN        HORACE MANN         WILSHIRE           WILSHIRE           WILSHIRE            WILSHIRE
INTERNATIONAL        SOCIALLY          5000 INDEX      LARGE CO. GROWTH      5000 INDEX      LARGE CO. GROWTH
   EQUITY           RESPONSIBLE        PORTFOLIO-         PORTFOLIO-         PORTFOLIO-          PORTFOLIO-
    FUND               FUND           INSTITUTIONAL      INSTITUTIONAL       INVESTMENT          INVESTMENT
------------------------------------------------------------------------------------------------------------

$      10,806      $     830,708      $     131,814      $      77,199      $      18,566      $       6,834
------------------------------------------------------------------------------------------------------------

$      10,806      $     830,708      $     131,814      $      77,199      $      18,566      $       6,834
------------------------------------------------------------------------------------------------------------




           --                 --                 --                 --                 --                 --


   (1,447,214)        (1,086,452)          (852,510)        (1,140,066)           (88,713)          (127,721)


   (5,043,957)        (9,168,759)        (2,788,348)        (2,913,237)          (489,793)          (734,537)
------------------------------------------------------------------------------------------------------------

   (6,491,171)       (10,255,211)        (3,640,858)        (4,053,303)          (578,506)          (862,258)
------------------------------------------------------------------------------------------------------------




     (343,779)          (782,829)          (177,759)          (196,332)           (27,719)           (41,105)
------------------------------------------------------------------------------------------------------------

     (343,779)          (782,829)          (177,759)          (196,332)           (27,719)           (41,105)
------------------------------------------------------------------------------------------------------------



$  (6,824,144)     $ (10,207,332)     $  (3,686,803)     $  (4,172,436)     $    (587,659)     $    (896,529)
============================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                           ACCOUNT DIVISION
                                      -----------------------------------------------------------------------------------------
                                        WILSHIRE           WILSHIRE           WILSHIRE         T.ROWE PRICE       T.ROWE PRICE
                                     LARGE CO. VALUE    SMALL CO. VALUE    SMALL CO. GROWTH      SMALL-CAP          SMALL-CAP
                                       PORTFOLIO-         PORTFOLIO-         PORTFOLIO-         VALUE FUND          STOCK FUND
                                       INVESTMENT         INVESTMENT         INVESTMENT        ADVISOR CLASS      ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution       $     119,102      $      28,677      $          --      $      48,090      $          --
-------------------------------------------------------------------------------------------------------------------------------

   Net investment income              $     119,102      $      28,677      $          --      $      48,090      $          --
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                     --                 --                 --             61,830             69,430

   Net realized gain (loss) on
   investments                              (68,946)            41,256            (13,832)            41,926            (40,757)

   Net unrealized appreciation
   (depreciation) on investments         (1,540,605)          (265,278)          (116,151)          (549,154)        (1,037,797)
-------------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments        (1,609,551)          (224,022)          (129,983)          (445,398)        (1,009,124)
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

   Mortality and expense
   risk charge (Note 1)                     (87,940)           (19,992)            (8,609)           (76,516)           (73,500)
-------------------------------------------------------------------------------------------------------------------------------

Total Expenses                              (87,940)           (19,992)            (8,609)           (76,516)           (73,500)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                    $  (1,578,389)     $    (215,337)     $    (138,592)     $    (473,824)     $  (1,082,624)
===============================================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT



                                              ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------
FIDELITY VIP
   GROWTH &        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
    INCOME           INDEX 500           MID CAP            GROWTH            OVERSEAS          HIGH INCOME
  PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------


$      41,571      $     133,300      $      89,975      $      18,275      $      25,103      $      45,687
------------------------------------------------------------------------------------------------------------

$      41,571      $     133,300      $      89,975      $      18,275      $      25,103      $      45,687
------------------------------------------------------------------------------------------------------------




           --                 --                 --                 --                 --                 --


     (104,691)          (202,998)           (21,221)          (482,835)          (133,723)           (71,117)


     (603,029)        (3,408,323)        (1,312,777)        (4,935,524)          (753,815)            48,514
------------------------------------------------------------------------------------------------------------

     (707,720)        (3,611,321)        (1,333,998)        (5,418,359)          (887,538)           (22,603)
------------------------------------------------------------------------------------------------------------




      (42,928)          (168,281)          (139,078)          (179,974)           (45,187)            (6,309)
------------------------------------------------------------------------------------------------------------

      (42,928)          (168,281)          (139,078)          (179,974)           (45,187)            (6,309)
------------------------------------------------------------------------------------------------------------



$    (709,077)     $  (3,646,302)     $  (1,383,101)     $  (5,580,058)     $    (907,622)     $      16,775
============================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                           ACCOUNT DIVISION
                                      -----------------------------------------------------------------------------------------
                                                                                                  STRONG           J.P. MORGAN
                                       FIDELITY VIP          DAVIS             STRONG             MID CAP        U.S. DISCIPLINED
                                     INVESTMENT GRADE        VALUE           OPPORTUNITY          GROWTH             EQUITY
                                      BOND PORTFOLIO       PORTFOLIO           FUND II            FUND II           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

   Dividend income distribution       $     168,438      $      24,515      $     126,015      $          --      $       2,758
-------------------------------------------------------------------------------------------------------------------------------

   Net investment income              $     168,438      $      24,515      $     126,015      $          --      $       2,758
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                     --                 --                 --                 --                 --

   Net realized gain (loss) on
   investments                               35,502           (155,207)          (184,943)          (581,358)          (180,739)

   Net unrealized appreciation
   (depreciation) on investments            495,723           (478,115)        (1,509,079)        (1,557,264)        (1,590,102)
-------------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments           531,225           (633,322)        (1,694,022)        (2,138,622)        (1,770,841)
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

   Mortality and expense
   risk charge (Note 1)                     (79,737)           (39,903)           (59,786)           (53,753)           (75,689)
-------------------------------------------------------------------------------------------------------------------------------

Total Expenses                              (79,737)           (39,903)           (59,786)           (53,753)           (75,689)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                    $     619,926      $    (648,710)     $  (1,627,793)     $  (2,192,375)     $  (1,843,772)
===============================================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT





                                                       ACCOUNT DIVISION
-------------------------------------------------------------------------------------------------------------------------------
   RAINIER           NEUBERGER                                              CREDIT SUISSE
SMALL/MID CAP         BERMAN            ALLIANCE            PUTNAM            SMALL CO.                               ARIEL
   EQUITY             GENESIS         PREMIER GROWTH       VT VISTA            GROWTH              ARIEL          APPRECIATION
  PORTFOLIO             FUND            PORTFOLIO            FUND             PORTFOLIO            FUND               FUND
-------------------------------------------------------------------------------------------------------------------------------

$          --      $      26,118      $          --      $          --      $          --      $     131,910      $      50,671
-------------------------------------------------------------------------------------------------------------------------------

$          --      $      26,118      $          --      $          --      $          --      $     131,910      $      50,671
-------------------------------------------------------------------------------------------------------------------------------




           --                 --                 --                 --                 --                 --                 --


     (144,194)            27,220           (412,381)          (675,539)          (324,047)             5,045            (23,618)


     (782,866)          (443,254)        (3,070,201)          (749,596)          (800,540)          (755,149)        (1,644,749)
-------------------------------------------------------------------------------------------------------------------------------

     (927,060)          (416,034)        (3,482,582)        (1,425,135)        (1,124,587)          (750,104)        (1,668,367)
-------------------------------------------------------------------------------------------------------------------------------




      (48,942)           (76,808)          (114,301)           (45,949)           (32,641)           (77,103)          (122,933)
-------------------------------------------------------------------------------------------------------------------------------

      (48,942)           (76,808)          (114,301)           (45,949)           (32,641)           (77,103)          (122,933)
-------------------------------------------------------------------------------------------------------------------------------



$    (976,002)     $    (466,724)     $  (3,596,883)     $  (1,471,084)     $  (1,157,228)     $    (695,297)     $  (1,740,629)
===============================================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                             ACCOUNT DIVISION
                                            -----------------------------------------------------------------------------------
                                                                                                 HORACE MANN      HORACE MANN
                                              HORACE MANN      HORACE MANN      HORACE MANN      SHORT-TERM        SMALL CAP
                                                 EQUITY         BALANCED          INCOME         INVESTMENT         GROWTH
                                                  FUND            FUND             FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

        Net investment income               $   3,319,197    $   7,192,927    $   1,337,680    $      63,332    $        --
        Capital gain distribution                    --               --              1,901             --               --
        Net realized gain (loss)
         on investments                       (12,279,623)      (6,039,002)         (49,766)         (30,884)      (3,060,292)
        Net unrealized appreciation
            (depreciation) on investments     (55,543,573)     (24,306,808)          88,428           21,822      (17,808,960)
        Mortality and expense
            risk charge (Note 1)               (3,528,754)      (3,192,549)        (188,907)         (43,588)        (496,436)
-------------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)
            in net assets
            resulting from operations         (68,032,753)     (26,345,432)       1,189,336           10,682      (21,365,688)
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
        Gross stipulated
             payments received                 22,238,303       15,380,232        1,381,465          358,713        7,322,693
        Sales and administrative
            expenses (Note 1)                      (6,064)          (4,150)            (333)             (30)          (2,520)
-------------------------------------------------------------------------------------------------------------------------------

        Net consideration received
            on annuity contracts               22,232,239       15,376,082        1,381,132          358,683        7,320,173
        Net transfer from (to)
            fixed accumulation account        (12,585,543)     (13,272,652)       1,958,835        1,139,918       (1,507,947)
        Transfers from (to)
            other Divisions                   (10,436,768)      (5,836,884)       1,954,705        1,582,226       (2,954,609)
        Payments to contract owners           (24,232,921)     (19,163,431)      (1,554,636)      (1,655,107)      (2,923,731)
        Annual maintenance
            charge (Note 1)                      (399,240)        (275,605)         (15,817)          (1,632)         (46,452)
        Surrender charges (Note 1)                (80,060)         (59,883)          (9,191)          (6,761)         (33,489)
        Mortality guarantee adjustment             13,453           (3,522)             592             --               --
-------------------------------------------------------------------------------------------------------------------------------

        NET INCREASE (DECREASE) IN NET
           ASSETS RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS                      (25,488,840)     (23,235,895)       3,715,620        1,417,327         (146,055)
===============================================================================================================================

        TOTAL INCREASE (DECREASE)
           IN NET ASSETS                      (93,521,593)     (49,581,327)       4,904,956        1,428,009      (21,511,743)

NET ASSETS:
      BEGINNING OF PERIOD                     342,035,348      282,607,688       13,375,200        2,568,007       53,478,020
-------------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                         $ 248,513,755    $ 233,026,361    $  18,280,156    $   3,996,016    $  31,966,277
===============================================================================================================================


                                           ACCOUNT DIVISION
-----------------------------------------------------------------------------------------------------
  HORACE MANN      HORACE MANN        WILSHIRE         WILSHIRE         WILSHIRE         WILSHIRE
 INTERNATIONAL       SOCIALLY        5000 INDEX    LARGE CO. GROWTH    5000 INDEX    LARGE CO. GROWTH
    EQUITY         RESPONSIBLE       PORTFOLIO-       PORTFOLIO-       PORTFOLIO        PORTFOLIO-
     FUND              FUND        INSTITUTIONAL     INSTITUTIONAL     INVESTMENT       INVESTMENT
-----------------------------------------------------------------------------------------------------
$      10,806    $     830,708    $     131,814    $      77,199    $      18,566    $       6,834
         --               --               --               --               --               --

   (1,447,214)      (1,086,452)        (852,510)      (1,140,066)         (88,713)        (127,721)

   (5,043,957)      (9,168,759)      (2,788,348)      (2,913,237)        (489,793)        (734,537)

     (343,779)        (782,829)        (177,759)        (196,332)         (27,719)         (41,105)
-----------------------------------------------------------------------------------------------------



   (6,824,144)     (10,207,332)      (3,686,803)      (4,172,436)        (587,659)        (896,529)
=====================================================================================================



    5,527,223        8,127,421        2,290,047        3,089,938          923,761        1,412,439

       (1,747)          (1,923)            (551)          (1,002)             (90)            (280)
-----------------------------------------------------------------------------------------------------


    5,525,476        8,125,498        2,289,496        3,088,936          923,671        1,412,159

     (965,808)      (3,231,818)        (637,896)        (691,432)         411,689          427,249

   (2,050,364)      (2,083,780)          48,107         (416,828)         (21,351)        (100,032)
   (2,090,296)      (4,229,733)      (1,226,081)      (1,553,684)         (63,597)         (79,510)

      (36,452)        (190,228)         (19,031)         (22,303)         (15,624)         (23,863)
      (29,947)         (57,793)          (8,488)         (12,415)          (3,964)          (5,561)
         --               --               --               --               --               --
-----------------------------------------------------------------------------------------------------




      352,609       (1,667,854)         446,107          392,274        1,230,824        1,630,442
=====================================================================================================


   (6,471,535)     (11,875,186)      (3,240,696)      (3,780,162)         643,165          733,913


   30,723,465       68,083,188       15,924,589       17,920,506        1,942,448        3,003,890
-----------------------------------------------------------------------------------------------------

$  24,251,930    $  56,208,002    $  12,683,893    $  14,140,344    $   2,585,613    $   3,737,803
=====================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              ACCOUNT DIVISION
                                            -----------------------------------------------------------------------------------
                                                WILSHIRE         WILSHIRE         WILSHIRE       T.ROWE PRICE    T.ROWE PRICE
                                            LARGE CO. VALUE   SMALL CO. VALUE SMALL CO. GROWTH    SMALL-CAP        SMALL-CAP
                                               PORTFOLIO-       PORTFOLIO-       PORTFOLIO-       VALUE FUND      STOCK FUND
                                               INVESTMENT       INVESTMENT       INVESTMENT     ADVISOR CLASS    ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

        Net investment income               $     119,102    $      28,677    $        --      $      48,090    $        --
        Capital gain distribution                    --               --               --             61,830           69,430
        Net realized gain (loss)
         on investments                           (68,946)          41,256          (13,832)          41,926          (40,757)
        Net unrealized appreciation
            (depreciation) on investments      (1,540,605)        (265,278)        (116,151)        (549,154)      (1,037,797)
        Mortality and expense
            risk charge (Note 1)                  (87,940)         (19,992)          (8,609)         (76,516)         (73,500)
-------------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)
            in net assets
            resulting from operations          (1,578,389)        (215,337)        (138,592)        (473,824)      (1,082,624)
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
        Gross stipulated
             payments received                  2,317,061          361,697          273,428        1,940,155        1,720,660
        Sales and administrative
            expenses (Note 1)                        (590)            (141)             (43)            (423)            (411)
-------------------------------------------------------------------------------------------------------------------------------

        Net consideration received
            on annuity contracts                2,316,471          361,556          273,385        1,939,732        1,720,249
        Net transfer from (to)
            fixed accumulation account          1,073,319          (74,921)         176,094          171,569          545,256
        Transfers from (to)
            other Divisions                     1,122,930          436,127          158,873        2,568,873          964,405
        Payments to contract owners              (411,602)        (122,430)         (48,678)        (332,652)        (324,794)
        Annual maintenance
            charge (Note 1)                       (22,203)          (1,781)            (900)         (14,098)          (8,803)
        Surrender charges (Note 1)                 (7,936)          (1,312)          (1,829)          (3,814)          (5,929)
        Mortality guarantee adjustment               --               --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------

        NET INCREASE (DECREASE) IN NET
           ASSETS RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS                        4,070,979          597,239          556,945        4,329,610        2,890,384
===============================================================================================================================

        TOTAL INCREASE (DECREASE)
           IN NET ASSETS                        2,492,590          381,902          418,353        3,855,786        1,807,760

NET ASSETS:
      BEGINNING OF PERIOD                       5,546,423        1,278,594          428,488        3,846,970        4,809,801
-------------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                         $   8,039,013    $   1,660,496    $     846,841    $   7,702,756    $   6,617,561
===============================================================================================================================

                                        ACCOUNT DIVISION
-----------------------------------------------------------------------------------------------------
  FIDELITY VIP
    GROWTH &      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
     INCOME         INDEX 500        MID CAP           GROWTH          OVERSEAS        HIGH INCOME
   PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------
$      41,571    $     133,300    $      89,975    $      18,275    $      25,103    $      45,687
         --               --               --               --               --               --

     (104,691)        (202,998)         (21,221)        (482,835)        (133,723)         (71,117)

     (603,029)      (3,408,323)      (1,312,777)      (4,935,524)        (753,815)          48,514

      (42,928)        (168,281)        (139,078)        (179,974)         (45,187)          (6,309)
-----------------------------------------------------------------------------------------------------



     (709,077)      (3,646,302)      (1,383,101)      (5,580,058)        (907,622)          16,775
=====================================================================================================



    1,115,986        4,287,377        2,424,745        4,874,081        1,210,442          128,420

         (209)          (1,069)            (742)          (1,311)            (232)            (134)
-----------------------------------------------------------------------------------------------------


    1,115,777        4,286,308        2,424,003        4,872,770        1,210,210          128,286

      501,599        1,996,483          461,294        1,288,591          351,547           41,638

      253,205        1,220,580          340,780          700,367           72,422           85,591
     (285,310)        (954,278)        (899,501)      (1,013,350)        (211,810)         (25,467)

      (13,889)         (41,534)         (25,814)         (34,904)          (6,429)            (808)
       (4,295)         (15,115)         (11,007)         (20,559)          (4,809)            (208)
         --               --               --               --               --               --
-----------------------------------------------------------------------------------------------------




    1,567,087        6,492,444        2,289,755        5,792,915        1,411,131          229,032
=====================================================================================================


      858,010        2,846,142          906,654          212,857          503,509          245,807


    3,152,138       12,105,188       10,656,212       14,256,514        3,251,692          406,217
-----------------------------------------------------------------------------------------------------

$   4,010,148    $  14,951,330    $  11,562,866    $  14,469,371    $   3,755,201    $     652,024
=====================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                 ACCOUNT DIVISION
                                            ----------------------------------------------------------------------------------------
                                            FIDELITY VIP                                      STRONG     J.P. MORGAN       RAINIER
                                             INVESTMENT         DAVIS         STRONG         MID CAP  U.S. DISCIPLINED SMALL/MID CAP
                                             GRADE BOND         VALUE       OPPORTUNITY      GROWTH        EQUITY          EQUITY
                                             PORTFOLIO        PORTFOLIO       FUND II        FUND II      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

        Net investment income               $    168,438    $    24,515    $   126,015    $      --      $     2,758    $      --
        Capital gain distribution                   --             --             --             --             --             --
        Net realized gain (loss)
         on investments                           35,502       (155,207)      (184,943)      (581,358)      (180,739)      (144,194)
        Net unrealized appreciation
            (depreciation) on investments        495,723       (478,115)    (1,509,079)    (1,557,264)    (1,590,102)      (782,866)
        Mortality and expense
            risk charge (Note 1)                 (79,737)       (39,903)       (59,786)       (53,753)       (75,689)       (48,942)
------------------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)
            in net assets
            resulting from operations            619,926       (648,710)    (1,627,793)    (2,192,375)    (1,843,772)      (976,002)
====================================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
        Gross stipulated
             payments received                 1,379,076        568,403      1,260,650      1,394,975      2,255,605      1,203,366
        Sales and administrative
            expenses (Note 1)                       (257)           (44)          (355)          (310)          (497)          (220)
------------------------------------------------------------------------------------------------------------------------------------

        Net consideration received
            on annuity contracts               1,378,819        568,359      1,260,295      1,394,665      2,255,108      1,203,146
        Net transfer from (to)
            fixed accumulation account         2,258,884         40,618        598,442        299,385        875,977        230,860
        Transfers from (to)
            other Divisions                    2,149,229         51,582        361,020        (32,370)       195,341        249,290
        Payments to contract owners             (326,159)      (150,841)      (214,824)      (347,076)      (384,642)      (226,639)
        Annual maintenance
            charge (Note 1)                       (9,662)        (5,524)        (4,806)        (2,282)       (19,699)        (4,687)
        Surrender charges (Note 1)                (6,056)        (3,871)        (4,472)        (6,114)        (8,576)        (3,035)
        Mortality guarantee adjustment              --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

        NET INCREASE (DECREASE) IN NET
           ASSETS RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS                       5,445,055        500,323      1,995,655      1,306,208      2,913,509      1,448,935
====================================================================================================================================

        TOTAL INCREASE (DECREASE)
           IN NET ASSETS                       6,064,981       (148,387)       367,862       (886,167)     1,069,737        472,933

NET ASSETS:
      BEGINNING OF PERIOD                      3,797,088      3,270,039      4,456,119      4,918,618      5,592,767      3,578,878
------------------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                         $  9,862,069    $ 3,121,652    $ 4,823,981    $ 4,032,451    $ 6,662,504    $ 4,051,811
====================================================================================================================================

                                      ACCOUNT DIVISION
---------------------------------------------------------------------------------------------
  NEUBERGER                                     CREDIT SUISSE
   BERMAN         ALLIANCE          PUTNAM        SMALL CO.                        ARIEL
   GENESIS     PREMIER GROWTH      VT VISTA        GROWTH           ARIEL       APPRECIATION
     FUND         PORTFOLIO          FUND         PORTFOLIO         FUND            FUND
---------------------------------------------------------------------------------------------
$     26,118    $       --      $       --      $       --      $    131,910    $     50,671
        --              --              --              --              --              --

      27,220        (412,381)       (675,539)       (324,047)          5,045         (23,618)

    (443,254)     (3,070,201)       (749,596)       (800,540)       (755,149)     (1,644,749)

     (76,808)       (114,301)        (45,949)        (32,641)        (77,103)       (122,933)
---------------------------------------------------------------------------------------------



    (466,724)     (3,596,883)     (1,471,084)     (1,157,228)       (695,297)     (1,740,629)
=============================================================================================



   1,964,890       2,949,323         948,457         630,798       2,840,006       4,666,223

        (359)           (681)           (199)           (172)           (546)           (800)
---------------------------------------------------------------------------------------------


   1,964,531       2,948,642         948,258         630,626       2,839,460       4,665,423

     883,643         886,790         145,494         144,958       1,650,246       1,932,968

   1,205,467         361,396        (263,295)         26,033       3,049,064       4,970,141
    (433,961)       (586,645)       (239,899)       (157,736)       (211,987)       (488,455)

     (14,763)        (18,862)         (2,544)         (2,400)        (13,725)        (14,015)
      (7,084)        (10,530)         (4,762)         (2,825)         (5,624)         (9,509)
        --              --              --              --              --              --
---------------------------------------------------------------------------------------------




   3,597,833       3,580,791         583,252         638,656       7,307,434      11,056,553
=============================================================================================


   3,131,109         (16,092)       (887,832)       (518,572)      6,612,137       9,315,924


   4,368,759       9,270,208       4,184,721       2,926,283       2,498,583       4,350,556
---------------------------------------------------------------------------------------------

$  7,499,868    $  9,254,116    $  3,296,889    $  2,407,711    $  9,110,720    $ 13,666,480
=============================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                             ACCOUNT DIVISION
                                            -----------------------------------------------------------------------------------
                                                                                                 HORACE MANN     HORACE MANN
                                             HORACE MANN       HORACE MANN      HORACE MANN       SHORT-TERM      SMALL CAP
                                               EQUITY            BALANCED         INCOME          INVESTMENT       GROWTH
                                                FUND               FUND            FUND              FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

        Net investment income               $   3,650,069    $  10,973,518    $   1,186,605    $      95,813    $        --
        Capital gain distribution                    --               --              1,571             --               --
        Net realized gain (loss)
          on investments                       (6,125,085)      (2,784,533)         (11,536)          (6,077)      (1,319,083)
        Net unrealized appreciation
            (depreciation) on investments     (13,764,542)      (4,329,827)        (143,183)          19,718      (21,015,528)
        Mortality and expense
            risk charge (Note 1)               (4,374,351)      (3,677,667)        (151,436)         (27,215)        (721,623)
-------------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)
            in net assets
            resulting from operations         (20,613,909)         181,491          882,021           82,239      (23,056,234)
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
        Gross stipulated
             payments received                 28,234,444       18,660,955          969,373          129,195       10,538,109
        Sales and administrative
            expenses (Note 1)                      (7,440)          (5,062)            (267)             (57)          (3,246)
-------------------------------------------------------------------------------------------------------------------------------

        Net consideration received
            on annuity contracts               28,227,004       18,655,893          969,106          129,138       10,534,863
        Net transfer from (to)
            fixed accumulation account         (8,642,841)      (8,105,549)         947,951          901,043         (897,177)
        Transfers from (to)
            other Divisions                   (16,078,466)     (10,016,973)         554,910          713,774       (3,718,768)
        Payments to contract owners           (29,796,908)     (22,411,438)        (941,319)      (1,389,127)      (4,424,200)
        Annual maintenance
            charge (Note 1)                      (446,745)        (286,841)         (10,589)          (1,225)         (68,710)
        Surrender charges (Note 1)               (176,909)         (92,705)          (4,990)          (5,069)         (57,249)
        Mortality guarantee adjustment            (15,571)          (8,117)          (2,451)            --               --
-------------------------------------------------------------------------------------------------------------------------------

        NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                        (26,930,436)     (22,265,730)       1,512,618          348,534        1,368,759
===============================================================================================================================

        TOTAL INCREASE (DECREASE)
           IN NET ASSETS                      (47,544,345)     (22,084,239)       2,394,639          430,773      (21,687,475)

NET ASSETS
      BEGINNING OF PERIOD                     389,579,693      304,691,927       10,980,561        2,137,234       75,165,495
-------------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                         $ 342,035,348    $ 282,607,688    $  13,375,200    $   2,568,007    $  53,478,020
===============================================================================================================================

                                         ACCOUNT DIVISION
-----------------------------------------------------------------------------------------------------
  HORACE MANN     HORACE MANN        WILSHIRE         WILSHIRE         WILSHIRE          WILSHIRE
 INTERNATIONAL      SOCIALLY        5000 INDEX     LARGE CO. GROWTH   5000 INDEX     LARGE CO. GROWTH
    EQUITY        RESPONSIBLE       PORTFOLIO-        PORTFOLIO-      PORTFOLIO         PORTFOLIO-
     FUND             FUND        INSTITUTIONAL     INSTITUTIONAL     INVESTMENT        INVESTMENT
-----------------------------------------------------------------------------------------------------
$        --      $   1,699,808    $     120,351    $        --      $       9,387    $        --
         --               --             82,391           43,546            1,111            6,925

     (678,024)         (25,138)        (270,239)        (318,002)         (16,225)         (46,516)

   (9,742,956)      (6,861,554)      (1,746,461)      (2,718,182)         (67,130)        (131,757)

     (423,261)        (866,280)        (194,899)        (215,434)         (14,006)         (21,621)
-----------------------------------------------------------------------------------------------------



  (10,844,241)      (6,053,164)      (2,008,857)      (3,208,072)         (86,863)        (192,969)
=====================================================================================================



    7,492,228       10,178,939        2,991,136        4,025,719          804,488        1,384,780

       (2,171)          (2,431)            (868)          (1,173)            (104)            (260)
-----------------------------------------------------------------------------------------------------


    7,490,057       10,176,508        2,990,268        4,024,546          804,384        1,384,520

      605,521         (727,132)         575,464          443,260          817,153        1,215,449

   (2,050,242)      (2,077,831)         565,051          984,144           38,442           38,946
   (2,556,074)      (4,282,347)      (1,034,637)        (943,131)         (36,773)         (49,718)

      (36,100)        (207,852)         (20,720)         (18,289)          (7,927)         (10,259)
      (37,023)         (82,211)          (9,260)          (9,496)          (2,230)          (3,441)
         --               --               --               --               --               --
-----------------------------------------------------------------------------------------------------




    3,416,139        2,799,135        3,066,166        4,481,034        1,613,049        2,575,497
=====================================================================================================


   (7,428,102)      (3,254,029)       1,057,309        1,272,962        1,526,186        2,382,528


   38,151,567       71,337,217       14,867,280       16,647,544          416,262          621,362
-----------------------------------------------------------------------------------------------------

$  30,723,465    $  68,083,188    $  15,924,589    $  17,920,506    $   1,942,448    $   3,003,890
=====================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                          ACCOUNT DIVISION
                                            -------------------------------------------------------------------------------
                                               WILSHIRE        WILSHIRE        WILSHIRE      T. ROWE PRICE   T. ROWE PRICE
                                           LARGE CO. VALUE SMALL CO. VALUE SMALL CO. GROWTH    SMALL-CAP       SMALL-CAP
                                              PORTFOLIO-      PORTFOLIO-      PORTFOLIO-       VALUE FUND      STOCK FUND
                                              INVESTMENT      INVESTMENT      INVESTMENT     ADVISOR CLASS   ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS

        Net investment income               $     77,717    $     12,070    $       --      $        402    $       --
        Capital gain distribution                240,566            --              --           101,485          25,591
        Net realized gain (loss)
        on investments                             4,105           9,263         (20,504)          3,970         (16,591)
        Net unrealized appreciation
            (depreciation) on investments       (295,601)        107,352          32,871         274,448         374,415
        Mortality and expense
            risk charge (Note 1)                 (35,588)         (8,398)         (3,011)        (22,675)        (37,048)
---------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)
            in net assets
            resulting from operations             (8,801)        120,287           9,356         357,630         346,367
===========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
        Gross stipulated
             payments received                 1,482,898         172,455         118,962         711,518       1,084,499
        Sales and administrative
            expenses (Note 1)                       (298)            (32)            (19)           (186)           (309)
---------------------------------------------------------------------------------------------------------------------------

        Net consideration received
            on annuity contracts               1,482,600         172,423         118,943         711,332       1,084,190
        Net transfer from (to)
            fixed accumulation account         1,148,646         156,004          94,231         651,776         842,810
        Transfers from (to)
            other Divisions                    2,564,505         777,423         103,995       1,850,505       1,410,008
        Payments to contract owners             (135,407)        (17,372)        (25,570)        (64,033)       (120,005)
        Annual maintenance
            charge (Note 1)                       (4,108)           (425)           (300)         (2,575)         (2,675)
        Surrender charges (Note 1)                (1,229)           (218)           (126)         (1,020)         (1,755)
        Mortality guarantee adjustment              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease) in net
           assets resulting from
            contract owners'
            transactions                       5,055,007       1,087,835         291,173       3,145,985       3,212,573
===========================================================================================================================

        TOTAL INCREASE (DECREASE)
           IN NET ASSETS                       5,046,206       1,208,122         300,529       3,503,615       3,558,940

NET ASSETS
      BEGINNING OF PERIOD                        500,217          70,472         127,959         343,355       1,250,861
---------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                         $  5,546,423    $  1,278,594    $    428,488    $  3,846,970    $  4,809,801
===========================================================================================================================

                                      ACCOUNT DIVISION
---------------------------------------------------------------------------------------------
 FIDELITY VIP
   GROWTH &     FIDELITY VIP     FIDELITY VIP   FIDELITY VIP     FIDELITY VIP   FIDELITY VIP
    INCOME        INDEX 500        MID CAP        GROWTH           OVERSEAS      HIGH INCOME
  PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------
$     14,376    $     64,822    $     18,816    $      5,929    $     84,295    $     32,918
      46,155            --              --           557,288         133,240            --

     (59,986)       (329,487)       (248,375)       (899,246)       (119,105)        (33,834)

    (103,663)       (640,108)        321,144      (1,441,189)       (640,542)        (40,488)

     (25,100)       (106,467)       (101,272)       (133,925)        (30,910)         (4,176)
---------------------------------------------------------------------------------------------



    (128,218)     (1,011,240)         (9,687)     (1,911,143)       (573,022)        (45,580)
=============================================================================================



     943,514       3,270,135       2,411,021       4,128,164       1,116,175          90,939

        (379)           (759)           (675)           (837)           (260)           (102)
---------------------------------------------------------------------------------------------


     943,135       3,269,376       2,410,346       4,127,327       1,115,915          90,837

     835,982       2,657,987       1,604,347       2,344,758         790,286         118,308

     801,370       2,612,032       2,495,257       3,085,658         646,426          10,951
    (115,950)       (314,351)       (509,040)       (405,251)       (134,458)        (29,137)

      (3,820)        (17,988)        (14,614)        (16,727)         (1,545)           (300)
        (905)         (5,685)        (10,368)         (9,311)         (1,876)           (116)
        --              --              --              --              --              --
---------------------------------------------------------------------------------------------




   2,459,812       8,201,371       5,975,928       9,126,454       2,414,748         190,543
=============================================================================================


   2,331,594       7,190,131       5,966,241       7,215,311       1,841,726         144,963


     820,544       4,915,057       4,689,971       7,041,203       1,409,966         261,254
---------------------------------------------------------------------------------------------

$  3,152,138    $ 12,105,188    $ 10,656,212    $ 14,256,514    $  3,251,692    $    406,217
=============================================================================================

                                See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                           ACCOUNT DIVISION
                                            ------------------------------------------------------------------------------
                                             FIDELITY VIP                                      STRONG        J.P. MORGAN
                                              INVESTMENT        DAVIS           STRONG         MID CAP    U.S. DISCIPLINED
                                              GRADE BOND        VALUE         OPPORTUNITY      GROWTH           EQUITY
                                              PORTFOLIO       PORTFOLIO         FUND II        FUND II        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS

        Net investment income               $     27,248    $     13,481    $     18,960    $       --      $     25,485
        Capital gain distribution                   --             4,368         653,166            --              --
        Net realized gain (loss)
         on investments                           10,313         (34,508)        (51,180)       (248,371)        (39,879)
        Net unrealized appreciation
            (depreciation) on investments         69,139        (205,995)       (672,039)     (1,225,597)       (344,099)
        Mortality and expense
            risk charge (Note 1)                 (20,869)        (31,073)        (36,492)        (53,183)        (47,200)
--------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)
            in net assets
            resulting from operations             85,831        (253,727)        (87,585)     (1,527,151)       (405,693)
==========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
        Gross stipulated
             payments received                   675,574         590,469       1,036,088       1,653,505       1,822,786
        Sales and administrative
            expenses (Note 1)                       (190)            (52)           (256)           (390)           (709)
--------------------------------------------------------------------------------------------------------------------------

        Net consideration received
            on annuity contracts                 675,384         590,417       1,035,832       1,653,115       1,822,077
        Net transfer from (to)
            fixed accumulation account         1,201,265         796,333         990,452         736,357       1,397,561
        Transfers from (to)
            other Divisions                    1,688,733         802,311       1,332,314         811,387       1,116,550
        Payments to contract owners             (164,081)       (149,385)       (109,383)       (146,354)       (171,077)
        Annual maintenance
            charge (Note 1)                       (1,475)         (2,834)         (1,993)         (1,890)         (8,916)
        Surrender charges (Note 1)                  (238)         (1,592)         (2,140)         (3,863)         (2,765)
        Mortality guarantee adjustment              --              --              --              --              --
--------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease) in net
           assets resulting from
            contract owners'
            transactions                       3,399,588       2,035,250       3,245,082       3,048,752       4,153,430
==========================================================================================================================

        TOTAL INCREASE (DECREASE)
           IN NET ASSETS                       3,485,419       1,781,523       3,157,497       1,521,601       3,747,737

NET ASSETS
      BEGINNING OF PERIOD                        311,669       1,488,516       1,298,622       3,397,017       1,845,030
--------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                         $  3,797,088    $  3,270,039    $  4,456,119    $  4,918,618    $  5,592,767
==========================================================================================================================

                                               ACCOUNT DIVISION
--------------------------------------------------------------------------------------------------------------
    RAINIER       NEUBERGER                                     CREDIT SUISSE
 SMALL/MID CAP      BERMAN        ALLIANCE         PUTNAM         SMALL CO.                         ARIEL
    EQUITY         GENESIS     PREMIER GROWTH     VT VISTA          GROWTH           ARIEL      APPRECIATION
   PORTFOLIO         FUND         PORTFOLIO         FUND          PORTFOLIO          FUND*          FUND*
--------------------------------------------------------------------------------------------------------------
$       --      $       --      $       --      $    370,842    $       --      $      6,309    $      6,666
     156,489         115,789         365,483            --           374,768          30,497          72,584

     (42,977)          6,646        (176,263)       (191,740)        (97,392)            349             328

     (94,914)        272,636      (1,258,480)     (1,458,755)       (519,893)        154,383         223,267

     (31,790)        (27,037)        (85,243)        (44,002)        (27,652)         (7,522)        (14,358)
--------------------------------------------------------------------------------------------------------------



     (13,192)        368,034      (1,154,503)     (1,323,655)       (270,169)        184,016         288,487
==============================================================================================================



     856,508         974,464       2,551,595       1,213,430         690,281         582,375         998,635

        (190)           (180)           (943)           (242)           (245)           (105)           (167)
--------------------------------------------------------------------------------------------------------------


     856,318         974,284       2,550,652       1,213,188         690,036         582,270         998,468

     644,323       1,112,569       2,388,695         726,770         383,707         612,976         898,195

     721,049       1,779,151       1,649,793         894,535         543,809       1,136,109       2,210,910
     (70,192)       (114,124)       (289,041)       (188,603)        (58,199)        (15,800)        (43,544)

      (2,349)         (1,463)         (9,816)         (1,375)         (1,021)           (775)           (940)
      (1,359)         (1,318)         (7,734)         (4,702)         (2,374)           (213)         (1,020)
        --              --              --              --              --              --              --
--------------------------------------------------------------------------------------------------------------




   2,147,790       3,749,099       6,282,549       2,639,813       1,555,958       2,314,567       4,062,069
==============================================================================================================


   2,134,598       4,117,133       5,128,046       1,316,158       1,285,789       2,498,583       4,350,556


   1,444,280         251,626       4,142,162       2,868,563       1,640,494            --              --
--------------------------------------------------------------------------------------------------------------

$  3,578,878    $  4,368,759    $  9,270,208    $  4,184,721    $  2,926,283    $  2,498,583    $  4,350,556
==============================================================================================================

  * Period from May 01, 2001 (commencement of operations) to December 31, 2001

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2002

1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company Separate Account ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Equity Fund, Horace Mann Balanced Fund, Horace Mann Income Fund, Horace Mann Short-Term Investment Fund, Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, Horace Mann Socially Responsible Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, T.Rowe Price Small-Cap Value Fund-Advisor Class, T.Rowe Price Small-Cap Stock Fund-Advisor Class, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Davis Value Portfolio, Strong Opportunity Fund II, Strong Mid Cap Growth Fund II, J.P. Morgan U.S. Disciplined Equity Portfolio, Rainier Small/Mid Cap Equity Portfolio, Neuberger Berman Genesis Fund, Alliance Premier Growth Portfolio, Putnam VT Vista Fund, Credit Suisse Small Co. Growth Portfolio, Ariel Fund and Ariel Appreciation Fund. The funds collectively are referred to as the "Funds".

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk).

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

2. SIGNIFICANT ACCOUNTING POLICIES - Investments in the Fund are reported at market value using the accumulated unit value method (AUV).

The Account owns approximately 81%, 97%, 95%, 95%, 95%, 92%, and 92% of the Horace Mann Equity Fund, Horace Mann Balanced Fund, Horace Mann Income Fund, Horace Mann Short-Term Investment Fund, Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, and Horace Mann Socially Responsible Fund, respectively. Distributions from the funds are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned by the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.


3. FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2002

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES -- During the year ended December 31, 2002, purchases and proceeds from sales of fund shares were as follows:

                                                     ACCOUNT DIVISION
-------------------------------------------------------------------------------------------------------------------------
                                                               HORACE MANN    HORACE MANN     HORACE MANN     HORACE MANN
              HORACE MANN     HORACE MANN      HORACE MANN     SHORT-TERM      SMALL CAP     INTERNATIONAL     SOCIALLY
                 EQUITY         BALANCED         INCOME        INVESTMENT        GROWTH          EQUITY       RESPONSIBLE
                  FUND            FUND            FUND            FUND            FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
Purchases     $28,250,119     $25,681,291     $ 8,626,433     $ 5,344,951     $ 8,333,603     $ 6,887,625     $10,659,238
-------------------------------------------------------------------------------------------------------------------------
Sales         $66,228,140     $50,955,810     $ 3,809,905     $ 3,938,764     $12,036,386     $ 8,315,203     $13,365,665
-------------------------------------------------------------------------------------------------------------------------

                                                                                              WILSHIRE        WILSHIRE
                WILSHIRE        WILSHIRE        WILSHIRE        WILSHIRE        WILSHIRE       SMALL CO.      SMALL CO.
               5000 INDEX   LARGE CO. GROWTH   5000 INDEX   LARGE CO. GROWTH LARGE CO. VALUE    VALUE          GROWTH
               PORTFOLIO-       PORTFOLIO-     PORTFOLIO-      PORTFOLIO-      PORTFOLIO-     PORTFOLIO-      PORTFOLIO-
              INSTITUTIONAL   INSTITUTIONAL    INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT      INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
Purchases     $ 3,670,518     $ 4,144,234     $ 1,639,560     $ 2,153,590     $ 5,607,114     $ 1,299,490     $   705,490
-------------------------------------------------------------------------------------------------------------------------
Sales         $ 4,122,866     $ 5,011,158     $   506,602     $   685,140     $ 1,573,919     $   652,309     $   170,986
-------------------------------------------------------------------------------------------------------------------------

              T.ROWE PRICE   T.ROWE PRICE     FIDELITY VIP
               SMALL-CAP       SMALL-CAP        GROWTH &     FIDELITY VIP    FIDELITY VIP     FIDELITY VIP   FIDELITY VIP
               VALUE FUND     STOCK FUND         INCOME        INDEX 500        MID CAP         GROWTH         OVERSEAS
             ADVISOR CLASS   ADVISOR CLASS     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Purchases     $ 5,951,161     $ 3,834,350     $ 2,279,465     $ 8,737,649     $ 4,636,946     $ 8,585,520     $ 2,085,616
-------------------------------------------------------------------------------------------------------------------------
Sales         $ 1,546,221     $   988,792     $   818,426     $ 2,483,183     $ 2,417,515     $ 3,437,139     $   828,291
-------------------------------------------------------------------------------------------------------------------------

                              FIDELITY VIP                                      STRONG        J.P. MORGAN       RAINIER
             FIDELITY VIP      INVESTMENT        DAVIS          STRONG          MID CAP    U.S. DISCIPLINED  SMALL/MID CAP
              HIGH INCOME        GRADE           VALUE        OPPORTUNITY       GROWTH          EQUITY           EQUITY
               PORTFOLIO     BOND PORTFOLIO    PORTFOLIO        FUND II         FUND II        PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Purchases     $   406,176     $ 7,500,832     $ 1,238,092     $ 2,901,543     $ 2,222,908     $ 4,035,644     $ 2,125,912
-------------------------------------------------------------------------------------------------------------------------
Sales         $   208,883     $ 1,931,574     $   908,364     $ 1,024,602     $ 1,551,810     $ 1,375,805     $   870,113
-------------------------------------------------------------------------------------------------------------------------

                 NEUBERGER      ALLIANCE                     CREDIT SUISSE
                  BERMAN        PREMIER          PUTNAM        SMALL CO.                        ARIEL
                 GENESIS        GROWTH          VT VISTA        GROWTH          ARIEL        APPRECIATION
                  FUND         PORTFOLIO          FUND         PORTFOLIO         FUND            FUND
---------------------------------------------------------------------------------------------------------
Purchases     $ 4,872,383     $ 5,283,818     $ 1,461,501     $ 1,153,570     $ 8,461,422     $12,982,047
---------------------------------------------------------------------------------------------------------
Sales         $ 1,298,020     $ 2,229,709     $ 1,599,738     $   871,602     $ 1,094,136     $ 2,021,374
---------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2002

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                                         ACCOUNT DIVISION
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  HORACE MANN     HORACE MANN        HORACE MANN
                              HORACE MANN      HORACE MANN       HORACE MANN       SHORT-TERM      SMALL CAP        INTERNATIONAL
                                 EQUITY          BALANCED           INCOME         INVESTMENT       GROWTH             EQUITY
                                  FUND             FUND              FUND             FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2001               18,713,068       17,553,416          827,539          205,055        4,284,826        2,650,938

Consideration
 received                       1,417,809        1,084,524           70,075           12,095          801,753          627,787

Net transfers                  (1,258,708)      (1,065,248)         107,455          150,941         (347,777)        (124,512)
Payments to
  contract owners              (1,510,447)      (1,318,214)         (68,777)        (130,962)        (339,797)        (218,413)
-----------------------------------------------------------------------------------------------------------------------------------


Account units
  outstanding
   at 12/31/2001               17,361,722       16,254,478          936,292          237,129        4,399,005        2,935,800

Consideration
 received                       1,302,272          966,149           96,682           33,300          830,287          606,353

Net transfers                  (1,390,181)      (1,211,533)         263,551          250,600         (526,062)        (340,822)
Payments to
  contract owners              (1,424,044)      (1,204,342)        (108,615)        (153,669)        (341,805)        (230,831)


Account units outstanding


  at 12/31/2002                15,849,770       14,804,752        1,187,910          367,360        4,361,425        2,970,500
-----------------------------------------------------------------------------------------------------------------------------------

                                                    ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------------------
  HORACE MANN        WILSHIRE         WILSHIRE           WILSHIRE        WILSHIRE         WILSHIRE         WILSHIRE
   SOCIALLY         5000 INDEX    LARGE CO. GROWTH      5000 INDEX   LARGE CO. GROWTH  LARGE CO. VALUE  SMALL CO. VALUE
  RESPONSIBLE        PORTFOLIO-       PORTFOLIO-        PORTFOLIO-      PORTFOLIO-       PORTFOLIO-       PORTFOLIO-
      FUND         INSTITUTIONAL    INSTITUTIONAL       INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT
------------------------------------------------------------------------------------------------------------------------



   4,767,452        1,419,973          451,094           40,024           16,962           23,435            5,138


     728,735          315,775          126,932           86,043           44,018           71,371           11,932

    (199,107)         112,286           40,636           92,959           40,698          178,371           64,681

    (326,266)        (112,495)         (30,920)          (5,165)          (2,150)          (6,857)          (1,244)
------------------------------------------------------------------------------------------------------------------------




   4,970,814        1,735,539          587,742          213,861           99,528          266,320           80,507


     657,464          292,175          119,722          121,141           55,475          125,678           23,460

    (463,650)         (91,671)         (47,487)          41,083            9,844          103,987           19,123

    (361,358)        (162,372)         (61,202)         (10,204)          (4,562)         (23,794)          (8,021)





   4,803,270        1,773,671          598,775          365,881          160,285          472,191          115,069
------------------------------------------------------------------------------------------------------------------------


                        ACCOUNT DIVISION
----------------------------------------------------------------
   WILSHIRE       T.ROWE PRICE     T.ROWE PRICE    FIDELITY VIP
SMALL CO. GROWTH    SMALL-CAP        SMALL-CAP       GROWTH &
   PORTFOLIO-       VALUE FUND      STOCK FUND        INCOME
   INVESTMENT     ADVISOR CLASS    ADVISOR CLASS     PORTFOLIO
----------------------------------------------------------------



      8,061           16,331           47,164           53,980


      8,285           30,460           42,178           68,210

     13,612          108,106           87,851          117,580

     (1,828)          (2,955)          (4,925)          (9,130)
----------------------------------------------------------------




     28,130          151,942          172,268          230,640


     19,628           77,767           69,064           94,617

     21,379           98,412           53,156           59,196

     (3,785)         (13,626)         (14,095)         (27,240)





     65,352          314,495          280,393          357,213
----------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

December 31, 2002

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS


                                                                ACCOUNT DIVISION
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 FIDELITY VIP
                              FIDELITY VIP FIDELITY VIP FIDELITY VIP   FIDELITY VIP FIDELITY VIP  INVESTMENT        DAVIS
                               INDEX 500     MID CAP       GROWTH        OVERSEAS    HIGH INCOME  GRADE BOND        VALUE
                               PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2001                32,999       231,555       161,937        70,810        32,064        24,851       134,363

Consideration
 received                       24,508       129,536       111,704        65,604        11,849        51,366        59,000

Net transfers                   39,012       219,495       142,485        81,627        17,333       219,947       156,034
Payments to
  contract owners               (2,576)      (28,602)      (11,974)       (8,299)       (3,927)      (12,552)      (15,870)
---------------------------------------------------------------------------------------------------------------------------


Account units
  outstanding
   at 12/31/01                  93,943       551,984       404,152       209,742        57,319       283,612       333,527

Consideration
 received                       39,334       136,245       173,441        88,934        18,760        97,903        67,310

Net transfers                   27,746        35,366        56,964        25,978        17,998       323,647         2,439
Payments to
  contract owners               (9,479)      (49,579)      (38,614)      (16,304)       (3,909)      (28,022)      (18,356)


Account units outstanding


  at 12/31/02                  151,544       674,016       595,943       308,350        90,168       677,140       384,920
---------------------------------------------------------------------------------------------------------------------------

                                       ACCOUNT DIVISION
---------------------------------------------------------------------------------------------------------------
                STRONG   J.P. MORGAN U.S.   RAINIER      NEUBERGER     ALLIANCE                 CREDIT SUISSE
   STRONG       MID CAP     DISCIPLINED   SMALL/MID CAP   BERMAN        PREMIER       PUTNAM       SMALL CO.
 OPPORTUNITY    GROWTH        EQUITY         EQUITY       GENESIS       GROWTH       VT VISTA       GROWTH
   FUND II      FUND II      PORTFOLIO      PORTFOLIO       FUND       PORTFOLIO       FUND        PORTFOLIO
---------------------------------------------------------------------------------------------------------------



   47,165       131,868       123,796        51,884        14,507       130,232       146,933        76,760


   39,688        82,817       135,797        33,558        54,577        93,286        85,904        40,036

   87,392        72,277       185,219        52,935       165,769       145,330       108,014        52,016

   (4,444)       (7,702)      (13,554)       (2,898)       (6,544)      (11,484)      (14,445)       (3,730)
---------------------------------------------------------------------------------------------------------------




  169,801       279,260       431,258       135,479       228,309       357,364       326,406       165,082


   57,944       105,854       209,815        52,135       104,699       143,629        92,343        46,697

   37,319        12,539        88,619        17,517       101,766        50,069       (17,716)        8,621

  (10,699)      (26,384)      (39,625)      (10,965)      (24,843)      (28,672)      (25,806)      (12,951)





  254,365       371,269       690,067       194,166       409,931       522,390       375,227       207,449
---------------------------------------------------------------------------------------------------------------

    ACCOUNT DIVISION
--------------------------

                 ARIEL
  ARIEL       APPRECIATION
   FUND           FUND
--------------------------



       --            --


   16,348        28,472

   49,674        88,815

     (473)       (1,311)
--------------------------




   65,549       115,976


   75,619       131,015

  120,401       179,074

   (6,373)      (14,625)





  255,196       411,440
--------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2002 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2002

6.  FINANCIAL HIGHLIGHTS

                                                                                                             Expense as a
                                                                          Unit                Net            % of Average
            Account Division                              Units          Value               Assets          Net Assets *
----------------------------------------------------------------------------------------------------------------------------

Horace Mann Equity Fund                                15,849,770   $15.56 to $16.13      $248,513,755      0.00% to 1.25%
Horace Mann Balanced Fund                              14,804,752    14.52 to 16.21       $233,026,361      0.00% to 1.25%
Horace Mann Income Fund                                 1,187,910    12.43 to 15.85         18,280,156      0.00% to 1.25%
Horace Mann Short-Term Investment Fund                    367,360    10.87 to 11.19          3,996,016      0.00% to 1.25%
Horace Mann Small Cap Fund                              4,361,425     7.33 to 7.55          31,966,277      0.00% to 1.25%
Horace Mann International Equity Fund                   2,970,500     8.16 to 8.41          24,251,930      0.00% to 1.25%
Horace Mann Socially Responsible Fund                   4,803,270    11.70 to 12.05         56,208,002      0.00% to 1.25%
Wilshire 5000 Index Portfolio Institutional             1,773,671     7.15 to 7.36          12,683,893      0.00% to 1.25%
Wilshire Large Co. Growth Portfolio Institutional         598,775    23.61 to 24.32         14,140,344      0.00% to 1.25%
Wilshire 5000 Index Portfolio Investment                  365,881     7.06 to 7.30           2,585,613      0.00% to 1.25%
Wilshire Large Co. Growth Portfolio Investment            160,285    23.31 to 24.02          3,737,803      0.00% to 1.25%
Wilshire Large Co. Value Portfolio Investment             472,191    17.02 to 17.53          8,039,013      0.00% to 1.25%
Wilshire Small Co. Value Portfolio Investment             115,069    14.43 to 14.85          1,660,496      0.00% to 1.25%
Wilshire Small Co. Growth Portfolio Investment             65,352    12.91 to 13.63            846,841      0.00% to 1.25%
T.Rowe Price Small-Cap Value Fund Advisor Class           314,495    24.48 to 25.20          7,702,756      0.00% to 1.25%
T.Rowe Small-Cap Stock Fund Advisor Class                 280,393    23.60 to 24.30          6,617,561      0.00% to 1.25%
Fidelity VIP Growth & Income Portfolio                    357,213    11.22 to 11.55          4,010,148      0.00% to 1.25%
Fidelity VIP Index 500 Portfolio                          151,544    98.76 to 101.71        14,951,330      0.00% to 1.25%
Fidelity VIP Mid Cap Portfolio                            674,016    17.15 to 17.65         11,562,866      0.00% to 1.25%
Fidelity VIP Growth Portfolio                             595,943    24.28 to 25.00         14,469,371      0.00% to 1.25%
Fidelity VIP Overseas Portfolio                           308,350    12.17 to 12.54          3,755,201      0.00% to 1.25%
Fidelity VIP High Income Portfolio                         90,168     7.23 to 7.44             652,024      0.00% to 1.25%
Fidelity VIP Investment Grade Bond Portfolio              677,140    14.56 to 14.98          9,862,069      0.00% to 1.25%
Davis Value Portfolio                                     384,920     8.10 to 8.40           3,121,652      0.00% to 1.25%
Strong Opportunity Fund II                                254,365    18.96 to 19.49          4,823,981      0.00% to 1.25%
Strong Mid Cap Growth Fund II                             371,269    10.86 to 11.19          4,032,451      0.00% to 1.25%
J.P. Morgan U.S. Disciplined Equity Portfolio             690,067     9.65 to 9.94           6,662,504      0.00% to 1.25%
Rainier Small/Mid Cap Equity Portfolio                    194,166    20.86 to 21.47          4,051,811      0.00% to 1.25%
Neuberger Berman Genesis Fund                             409,931    18.30 to 18.83          7,499,868      0.00% to 1.25%
Alliance Premier Growth Portfolio                         522,390    17.71 to 18.23          9,254,116      0.00% to 1.25%
Putnam VT Vista Fund                                      375,227     8.78 to 9.38           3,296,889      0.00% to 1.25%
Credit Suisse Small Co. Growth Portfolio                  207,449    11.60 to 11.95          2,407,711      0.00% to 1.25%
Ariel Fund                                                255,196    35.69 to 36.40          9,110,720      0.00% to 1.25%
Ariel Appreciation Fund                                   411,440    33.20 to 33.89         13,666,480      0.00% to 1.25%

                                                     Investment
                                                        Income              Total
                                                        Ratio             Return **
----------------------------------------------------------------------------------------
Horace Mann Equity Fund                                 1.12%       (20.49%) to (19.43%)
Horace Mann Balanced Fund                                2.79        (11.14%) to (8.31%)
Horace Mann Income Fund                                  8.45          1.06% to 8.93%
Horace Mann Short-Term Investment Fund                   1.93          0.46% to 1.63%
Horace Mann Small Cap Fund                                  -       (39.72%) to (38.97%)
Horace Mann International Equity Fund                    0.04       (21.99%) to (20.96%)
Horace Mann Socially Responsible Fund                    1.34       (14.60%) to (13.50%)
Wilshire 5000 Index Portfolio Institutional              0.92       (22.03%) to (21.11%)
Wilshire Large Co. Growth Portfolio Institutional        0.48       (22.56%) to (21.57%)
Wilshire 5000 Index Portfolio Investment                 0.82       (22.16%) to (21.34%)
Wilshire Large Co. Growth Portfolio Investment           0.20       (22.74%) to (21.73%)
Wilshire Large Co. Value Portfolio Investment            1.75       (18.25%) to (17.19%)
Wilshire Small Co. Value Portfolio Investment            1.95        (9.13%) to (7.99%)
Wilshire Small Co. Growth Portfolio Investment              -       (15.01%) to (13.95%)
T.Rowe Price Small-Cap Value Fund Advisor Class          0.83        (3.24%) to (2.02%)
T.Rowe Small-Cap Stock Fund Advisor Class                   -       (15.47%) to (14.38%)
Fidelity VIP Growth & Income Portfolio                   1.16       (17.86%) to (16.85%)
Fidelity VIP Index 500 Portfolio                         0.99       (23.43%) to (22.44%)
Fidelity VIP Mid Cap Portfolio                           0.81       (11.14%) to (10.04%)
Fidelity VIP Growth Portfolio                            0.13       (31.16%) to (30.28%)
Fidelity VIP Overseas Portfolio                          0.72       (21.48%) to (20.43%)
Fidelity VIP High Income Portfolio                       8.63          2.12% to 3.33%
Fidelity VIP Investment Grade Bond Portfolio             2.47          8.74% to 10.07%
Davis Value Portfolio                                    0.77       (17.35%) to (16.33%)
Strong Opportunity Fund II                               2.72       (27.74%) to (26.76%)
Strong Mid Cap Growth Fund II                               -       (38.33%) to (37.56%)
J.P. Morgan U.S. Disciplined Equity Portfolio            0.05       (25.60%) to (24.58%)
Rainier Small/Mid Cap Equity Portfolio                      -       (21.01%) to (20.01%)
Neuberger Berman Genesis Fund                            0.44        (4.39%) to (3.24%)
Alliance Premier Growth Portfolio                           -       (31.73%) to (30.87%)
Putnam VT Vista Fund                                        -       (31.51%) to (28.01%)
Credit Suisse Small Co. Growth Portfolio                    -       (34.57%) to (33.68%)
Ariel Fund                                               2.27        (6.35%) to (5.26%)
Ariel Appreciation Fund                                  0.56       (11.49%) to (10.34%)

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Separate Account Financials for 6/30/03 will be added here.


                   HORACE MANN LIFE INSURANCE COMPANY

                   Statutory Financial Statements

                   December 31, 2002 and 2001

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2002 and 2001, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Horace Mann Life Insurance Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2002.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2002, on the basis of accounting described in note 1.

As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois. As of January 1, 2001, the Department of Insurance of the State of Illinois has adopted the National Association of Insurance Commissioners' statutory accounting practices. Consequently, the Company changed its basis of accounting in 2001 as described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the Schedules A through C and Schedules I, III & VI, and IV, is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.




/s/ KPMG LLP
---------------------------
Chicago, Illinois
April 18, 2003

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2002 and 2001


(In thousands)
-------------------------------------------------------------------------------------------
   ADMITTED ASSETS                                              2002                2001
-------------------------------------------------------------------------------------------
Cash and investments:
   Bonds                                                     $2,284,423          $2,164,301
   Mortgage loans on real estate                                 19,543              25,301
   Policy loans                                                  68,929              65,602
   Cash                                                          33,833              14,786
   Short-term investments                                        51,596             122,285
   Receivable for securities                                         --                  11
-------------------------------------------------------------------------------------------

Total cash and investments                                    2,458,324           2,392,286

Life insurance premiums deferred
   and uncollected                                               48,364              49,871

Accident and health premiums due
   and unpaid                                                       149                 370

Investment income due and accrued                                34,490              35,469

Federal income tax recoverable                                    7,635               7,262

Receivable from parent, subsidiaries and affiliates                 637                 151

Guaranty funds receivable or on deposit                             533                 812

Other assets                                                      2,416               2,714

Variable annuity assets                                         854,470           1,008,430
-------------------------------------------------------------------------------------------

Total admitted assets                                        $3,407,018          $3,497,365
-------------------------------------------------------------------------------------------











See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2002 and 2001

(In thousands, except share data)
-------------------------------------------------------------------------------------------
   LIABILITIES AND CAPITAL AND SURPLUS                          2002                2001
-------------------------------------------------------------------------------------------
Policy liabilities:
   Aggregate reserves:
      Life and annuity                                       $2,102,551          $2,013,128
      Accident and health                                        12,136              14,047
   Unpaid benefits:
      Life                                                        7,366               7,871
      Accident and health                                           606               1,035
   Policyholder funds on deposit                                120,934             117,861
   Policyholder dividends payable
      in the following year                                          37                  43
   Remittances not allocated                                      2,432               1,067
-------------------------------------------------------------------------------------------

Total policy liabilities                                      2,246,062           2,155,052

Accrued expenses                                                  5,485               3,971
Asset valuation reserve                                              52              11,902
Interest maintenance reserve                                     19,409              10,026
Funds held for loaned securities                                  1,242              98,631
Transfer from separate accounts                                  (4,238)             (5,622)
Amounts retained by Company as trustee                           17,011              11,894
Contingent liability for litigation                                 837               1,667
Federal income tax payable                                       15,082                  --
Payable for securities                                           26,791                  --
Dividends declared and unpaid                                       500                  --
Other liabilities                                                 3,303               2,013
Variable annuity liabilities                                    854,470           1,008,430
-------------------------------------------------------------------------------------------

Total liabilities                                             3,186,006           3,297,964
-------------------------------------------------------------------------------------------

Capital and surplus:
   Capital stock, $1 par value
      Authorized 5,000,000 shares,
      2,500,000 shares outstanding                                2,500               2,500
   Additional paid-in and contributed surplus                    22,704              22,704
   Unassigned surplus                                           195,808             174,197
-------------------------------------------------------------------------------------------

Total capital and surplus                                       221,012             199,401
-------------------------------------------------------------------------------------------

Total liabilities and capital and surplus                    $3,407,018          $3,497,365
-------------------------------------------------------------------------------------------




See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2002, 2001, and 2000

(In thousands)
----------------------------------------------------------------------------------------------------------------------

                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
Revenue:
Premiums, annuity and supplementary contract considerations:
      Life                                                            $ 106,395           $ 109,787          $ 112,215
      Annuity                                                           261,509             239,125            206,393
      Accident and health                                                 6,280               7,188              9,783
      Supplementary contracts                                             4,778               9,109             29,063
----------------------------------------------------------------------------------------------------------------------

Total premiums, annuity and supplementary
   contract considerations                                              378,962             365,209            357,454

Net investment income                                                   161,410             161,849            155,748
Amortization of interest maintenance
   reserve                                                                2,019               1,456              1,609
Commissions and expense allowances on reinsurance
   ceded                                                                 17,821                 270                259
Reserve adjustments on reinsurance ceded                                (50,000)                 --                 --
Management fee income from Separate Accounts                             12,988              13,345             14,536
Mutual fund service fee income                                            1,170               1,371              1,595
Other                                                                       317                  98                126
----------------------------------------------------------------------------------------------------------------------

Total revenue                                                           524,687             543,598            531,327
----------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
      Life                                                               43,673              98,095            100,993
      Annuity                                                           316,127             293,657            259,566
      Accident and health                                                 2,463               3,818              5,446
      Supplementary contracts                                            17,160              19,626             42,465
----------------------------------------------------------------------------------------------------------------------

Total claims and benefits                                               379,423             415,196            408,470

Commissions                                                              27,903              27,467             24,720
General and other expenses                                               66,733              61,565             61,184
----------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                             474,059             504,228            494,374
----------------------------------------------------------------------------------------------------------------------

Net gain before dividends to policyholders
   and federal income tax                                                50,628              39,370             36,953
Dividends to policyholders                                                   76                  95                 98
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2002, 2001, and 2000

(In thousands)
----------------------------------------------------------------------------------------------------------------------
                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
Net gain before federal income tax                                       50,552              39,275             36,855
Federal income tax expense                                               28,768              11,158             11,781
----------------------------------------------------------------------------------------------------------------------

Net gain from operations                                                 21,784              28,117             25,074
Realized investment gains (losses)
   net of tax and transfers to IMR                                      (43,998)            (10,415)            (4,094)
----------------------------------------------------------------------------------------------------------------------

Net income (loss)                                                     $ (22,214)          $  17,702          $  20,980
----------------------------------------------------------------------------------------------------------------------


























See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2002, 2001, and 2000

(In thousands)
----------------------------------------------------------------------------------------------------------------------

                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
Capital stock                                                         $   2,500           $   2,500          $   2,500
----------------------------------------------------------------------------------------------------------------------

Additional paid-in capital and
   contributed surplus                                                   22,704              22,704             22,704
----------------------------------------------------------------------------------------------------------------------

Unassigned surplus:
   Balance at beginning of year                                         174,197             163,916            161,198
   Net income (loss)                                                    (22,214)             17,702             20,980
   Change in net unrealized
      capital gains                                                         509               1,040             (2,042)
   Change in net deferred income tax                                     14,948               1,251                 --
   Change in non-admitted assets                                        (10,482)             (1,830)                76
   Change in asset valuation reserve                                     11,850               4,244              1,833
   Other changes in surplus in Separate
      Account Statement                                                      --                  --             (5,208)
   Cumulative effect of changes in accounting
      principle (note 1)                                                     --               1,374                 --
   Dividends to parent                                                   (5,500)            (13,500)           (17,000)
   Change in surplus as a result of reinsurance (note 8)                 32,500                  --                 --
   Redemption of seed shares on separate account                             --                  --              5,313
   FIT on redemption of seed shares                                          --                  --               (775)
   Tax expense related to 1999 assumption changes
      for actuarial guideline 33                                             --                  --               (459)

----------------------------------------------------------------------------------------------------------------------

Balance at end of year                                                  195,808             174,197            163,916
----------------------------------------------------------------------------------------------------------------------

Total capital and surplus                                             $ 221,012           $ 199,401          $ 189,120
----------------------------------------------------------------------------------------------------------------------















See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2002, 2001, and 2000

(In thousands)
----------------------------------------------------------------------------------------------------------------------
                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
Cash from operations:
   Revenue received:
      Premiums, considerations and deposits                           $ 380,221           $ 363,673          $ 355,731
      Investment income                                                 161,967             156,399            149,432
      Commissions and expense allowances on
         reinsurance ceded                                              (32,179)                270                259
      Management fee income from Separate Accounts                       13,306              13,326             14,308
      Mutual fund service fee income                                      1,170               1,371              1,595
      Other income                                                          316                  98                126
----------------------------------------------------------------------------------------------------------------------
   Total revenue received                                               524,801             535,137            521,451
----------------------------------------------------------------------------------------------------------------------

   Benefits and expenses paid:
      Claims, benefits and net transfers                                285,929             312,536            389,288
      Expenses                                                           92,728              89,533             85,438
      Dividends to policyholders                                             82                  98                110
      Federal income taxes                                               10,913               6,381             15,922
----------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses paid                                     389,652             408,548            490,758
----------------------------------------------------------------------------------------------------------------------
Net cash from operations                                                135,149             126,589             30,693
----------------------------------------------------------------------------------------------------------------------

Cash from investments:
   From investments sold or matured:
      Bonds                                                           1,226,386             965,824            636,021
      Stocks                                                                  6                  --             12,917
      Mortgage loans                                                      6,266              11,804              1,230
      Real estate and other                                                 109                  48                 41
----------------------------------------------------------------------------------------------------------------------
      Miscellaneous proceeds                                                 11                  39                 --

   Total investment proceeds                                          1,232,778             977,715            650,209
   Tax on capital gains (losses)                                             --              (2,096)               212
----------------------------------------------------------------------------------------------------------------------
Total from investment proceeds                                        1,232,778             979,811            649,997
----------------------------------------------------------------------------------------------------------------------

   Cost of investments acquired:
      Bonds                                                           1,377,112           1,067,679            669,949
      Stocks                                                                 71                  --             11,998
      Mortgage loans                                                         --                 804                753
      Miscellaneous applications                                        (26,791)                 --                 --
----------------------------------------------------------------------------------------------------------------------
   Total investments acquired                                         1,350,392           1,068,483            682,700
----------------------------------------------------------------------------------------------------------------------
   Net increase in policy loans                                           3,326               4,331              3,150

Total for investments acquired                                        1,353,718           1,072,814            685,850
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2002, 2001, and 2000

(In thousands)
----------------------------------------------------------------------------------------------------------------------

                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
Net cash used for investments                                          (120,940)            (93,003)           (35,853)

----------------------------------------------------------------------------------------------------------------------

Cash from financing and miscellaneous:
   Cash provided:
      Securities lending                                                     --                  --            192,262
      Redemption of seed shares                                              --                  --              5,313
      Deposits on deposit-type contract funds
        and other liabilities without life or
        disability contingencies                                         22,731              23,309                 --
      Change in surplus as a result of reinsurance                       32,500                  --                 --
      Other cash                                                          6,707               8,885              3,639
----------------------------------------------------------------------------------------------------------------------

   Total cash provided                                                   61,938              32,194            201,214
----------------------------------------------------------------------------------------------------------------------

   Cash applied:
      Dividends to parent                                                 5,000              13,500             17,000
      Funds held for loaned securities                                   97,389              93,631                 --
      Withdrawals on deposit-type contract funds
        and other liabilities without life or life
        disability contingencies                                         25,332              26,381                 --
      Other applications                                                     68               1,842              5,755
----------------------------------------------------------------------------------------------------------------------

   Total cash applied                                                   127,789             135,354             22,755
----------------------------------------------------------------------------------------------------------------------

Net cash (used in) from financing
   and miscellaneous                                                    (65,851)           (103,160)           178,459
----------------------------------------------------------------------------------------------------------------------

Net change in cash and
   short-term investments                                               (51,642)            (69,574)           173,299
Cash and short-term investments
   at beginning of year                                                 137,071             206,645             33,346
----------------------------------------------------------------------------------------------------------------------

Cash and short-term investments
   at end of year                                                     $  85,429           $ 137,071          $ 206,645
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2002, 2001, and 2000

(In thousands)
--------------------------------------------------------------------------------

(1)    SIGNIFICANT ACCOUNTING POLICIES

            ORGANIZATION

        Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

        The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance and the Company receiving a commission on its sale.

        The Company has not participated in any new business combinations in 2002. The Company has not discontinued any operations in 2002.

            BASIS OF PRESENTATION

        The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from accounting principles generally accepted in the United States of America as more fully discussed in note 7. The significant statutory accounting practices follow.

            PRESCRIBED AND PERMITTED STATUTORY ACCOUNTING PRACTICES

        The NAIC has codified statutory accounting practices, which constitutes the only source of prescribed statutory accounting practices, effective January 1, 2001. Illinois, the state of domicile of the Company, has adopted the NAIC codification. The cumulative effect of changes in accounting principles was reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of 2001 and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. These changes are reflected in the Company's financial statements and related schedules. The Company reported a change in accounting principle from the adoption of codification that increased unassigned funds (surplus) approximately $3,474 as of January 1, 2001 related to deferred tax assets, partially offset by decreases of $1,667 related to a contingent liability for litigation (see note 10) and $433 for nonadmitted assets. $1,374 is reported as the cumulative effect of changes in accounting principle.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            INVESTMENTS

        Investments are valued in accordance with the requirements of the NAIC.

        Bonds not backed by other loans are carried at amortized cost using the interest method. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. The retrospective method is used to value all securities. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

        Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The maximum and minimum lending rates for mortgage loans were 7.0% during the year. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments. No significant new commercial mortgage loans have been issued since 1988.

        For 2001, real estate held available for sale is carried at the lower of cost or fair market value where there is a current fair value appraisal of the property. Properties without a current fair value appraisal are not admitted. Policy loans are carried at the unpaid principal balance.

        The Company does not have any investments in derivative financial instruments, joint ventures or partnerships. The Company has no debt restructuring, reverse mortgages or repurchase agreements.

















                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        ASSET VALUATION RESERVE

        The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

        The balance of the AVR by component as of December 31, 2002 and 2001, is as follows:


-------------------------------------------------------------------------------------------
                                                                2002                2001
-------------------------------------------------------------------------------------------
     Bonds, preferred stock and
        short-term investments                               $       --          $   11,807
     Mortgage loans                                                  52                  95
-------------------------------------------------------------------------------------------
         Total AVR                                           $       52          $   11,902
-------------------------------------------------------------------------------------------

        The AVR is held at a level equal to 0.25% of the maximum reserve level allowed by the NAIC. At December 31, 2002 the default component related to bonds was adjusted up to zero because the ending balance cannot be less than zero.

            INTEREST MAINTENANCE RESERVE

        The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

            CASH AND SHORT-TERM INVESTMENTS

        Amounts represent cash and short-term securities having a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

            VARIABLE ANNUITIES ASSETS AND LIABILITIES

        Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds, including the Horace Mann mutual funds.










                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements


(In thousands)
------------------------------------------------------------------------------------------------

       Variable annuity assets were invested in the following mutual funds:
------------------------------------------------------------------------------------------------

       December 31,                                                  2002                2001
------------------------------------------------------------------------------------------------
       Horace Mann Equity Fund                                    $  274,025          $  376,081
       Horace Mann Balanced Fund                                     240,697             292,126
       Horace Mann Socially Responsible Fund                          58,909              71,610
       Horace Mann Small Cap Growth Fund                              34,682              58,395
       Horace Mann International Equity Fund                          26,248              33,491
       Horace Mann Income Fund                                        19,313              13,996
       Wilshire Large Company Growth Portfolio -
          Institutional Class                                         15,684              19,819
       Fidelity VIP Growth Portfolio                                  15,040              14,852
       Fidelity VIP Index 500 Portfolio                               14,949              12,105
       Ariel Appreciation Fund                                        14,179               4,351
       Wilshire 5000 Index Portfolio - Institutional Class            14,199              17,864
       Fidelity VIP Mid Cap Portfolio                                 12,836              11,368
       Fidelity VIP Investment Grade Bond Portfolio                    9,861               3,797
       Ariel Fund                                                      9,689               2,499
       Alliance Premier Growth Portfolio                               9,298               9,270
       T. Rowe Price Small Cap Value Fund                              9,255               4,932
       Wilshire Large Company Value Portfolio -
          Investment Class                                             8,037               5,546
       Neuberger & Berman Genesis Assets Account                       7,494               4,369
       T. Rowe Price Small-Cap Stock Fund                              7,266               5,303
       JP Morgan U.S. Disciplined Equity Portfolio                     6,973               5,738
       Strong Opportunity Fund II                                      5,353               5,079
       Horace Mann Short-Term Investment Fund                          4,186               2,797
       Strong Mid Cap Growth Fund II                                   4,086               4,919
       Rainier Small/Mid Cap Equity Fund II                            4,051               3,579
       Fidelity VIP Growth & Income Portfolio                          4,009               3,152
       Fidelity VIP Overseas Portfolio                                 3,917               3,339
       Davis Value Portfolio                                           3,743               3,566
       Wilshire Large Company Growth Portfolio -
          Investment Class                                             3,737               3,004
       Putnam VT Vista Fund                                            3,544               4,502
       Wilshire 5000 Index Portfolio - Investment Class                2,585               1,942
       Credit Suisse Small Co. Growth Fund                             2,407               2,926
       Wilshire Small Company Value Portfolio -
          Investment Class                                             1,660               1,279
       Wilshire Small Company Growth Portfolio -
          Investment Class                                               847                 428
       Fidelity VIP High Income Portfolio                                652                 406
       BlackRock Index Equity Portfolio                                  386                  --
       BlackRock Temp Fund                                               180                  --
       Putnam VT George Putnam Fund of Boston (Class IB shares)          167                  --
       BlackRock Low Duration Bond Fund                                  118                  --
       Putnam VT International Growth Fund (Class IB shares)              85                  --
       BlackRock Core Bond Total Return Fund                              85                  --
       Berger Information Technology Fund                                 36                  --
       Templeton Foreign Smaller Companies Fund (Class A)                  2                  --
------------------------------------------------------------------------------------------------
        Total                                                     $  854,470          $1,008,430
------------------------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

            AGGREGATE RESERVES

        Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

        Premium deficiency reserves at December 31, 2002 and 2001 were $282 and $328, respectively.

        Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:


-------------------------------------------------------------------------------------------------------------------------

                                                   Aggregate   reserves
                                           ----------------------------------              Mortality           Interest
                                               2002                   2001                   table               rate
-------------------------------------------------------------------------------------------------------------------------
     Life                                  $  525,784              $  541,494                1980 CSO           4.0-7.0 %
                                                1,633                   1,545                1958 CET           2.5-5.5
                                              164,621                 166,833                1958 CSO           2.5-5.5
                                               35,993                  34,194                Various            2.5-3.5
                                                8,737                   9,110                1941 CSO           2.5-3.0


     Annuity                                1,140,966               1,048,306                1971 IAM           3.0-5.5
                                               83,629                  85,396                a-1949             3.0-5.5
                                                1,006                   1,103                1937 SAT           3.0
                                               15,155                   7,241                Various            3.0
                                               25,837                  18,305                a-200              3.0-4.5

     Supplementary
      contract with
      life contingencies                       66,170                  70,261                1983a              6.25-11.0
                                               28,242                  23,884                a-2000             6.25-7.0
                                                3,590                   4,042                1971 IAM           4.5-11.25
                                                1,188                   1,414                1937 SAT           3.5
-------------------------------------------------------------------------------------------------------------------------

          Total                            $2,102,551              $2,013,128
-------------------------------------------------------------------------------------------------------------------------






                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
---------------------------------------------------------------------------------------------------

            ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY
            WITHDRAWAL CHARACTERISTICS
                                                                 2002                     2001
                                                                 ----                     ----
                                                                       % of                     % of
                                                          Amount      Total        Amount      Total


       Subject to discretionary withdrawal

         At book value less current surrender
           charge of 5% or more                        $  929,817       40%     $  827,822       35%
         At fair value                                    850,231       36%      1,002,827       42%
       --------------------------------------------------------------------------------------------
       Total with adjustment or at market value         1,780,048                1,830,649

       At book value without adjustment
         (minimal or no charge or adjustment)             457,287       20%        450,061       19%
       Not subject to discretionary withdrawal             99,190        4%         99,601        4%
       --------------------------------------------------------------------------------------------
       Total (gross)                                    2,336,525      100%      2,380,311      100%
       --------------------------------------------------------------------------------------------
       Total (net)*                                    $2,336,525               $2,380,311
       --------------------------------------------------------------------------------------------
            *Reconciliation of total annuity actuarial reserves and deposit fund liabilities.



-------------------------------------------------------------------------------------------
Life & Accident & Health Annual Statement:                      2002                2001
-------------------------------------------------------------------------------------------

Exhibit 5, Annuities Section, Total (net)                    $1,266,593          $1,160,353
Exhibit 5, Supplementary Contracts with
  Life Contingencies Section, Total (net)                        99,190              99,601
Exhibit 7, Deposit-Type Contracts, Line
  14, Column 1                                                  120,511             117,530
-------------------------------------------------------------------------------------------
Subtotal                                                      1,486,294           1,377,484

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2                               846,691             998,855
Exhibit 3, Line 0399999, Column 2                                 3,540               3,972
-------------------------------------------------------------------------------------------
Subtotal                                                        850,231           1,002,827
-------------------------------------------------------------------------------------------
Combined Total                                               $2,336,525          $2,380,311
-------------------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

        Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

                                                               Aggregate  reserves
                                                        --------------------------------
                                                            2002                 2001
----------------------------------------------------------------------------------------
        Present value of amounts not yet
          due on claims (3% interest rate)              $    10,933          $    12,881
        Additional contract reserves                            679                  769
        Unearned premiums and other                             524                  397
----------------------------------------------------------------------------------------

        Aggregate accident and health reserves          $    12,136          $    14,047
----------------------------------------------------------------------------------------

            UNPAID BENEFITS

        Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

        Accident and health claim reserves and liabilities include the following:


----------------------------------------------------------------------------------------------------------------

                                                             2002                  2001                  2000
----------------------------------------------------------------------------------------------------------------
               Aggregate reserves for accident
                 and health                              $    12,136           $    14,047           $    15,399
               Unpaid benefits for accident and health           606                 1,035                   922
               Less:  Additional contract reserves              (679)                 (769)                 (867)
                      Unearned premiums and other               (524)                 (397)                 (262)
----------------------------------------------------------------------------------------------------------------

               Accident and health claim reserves
                  and liabilities                        $    11,539           $    13,916           $    15,192
----------------------------------------------------------------------------------------------------------------






                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

----------------------------------------------------------------------------------------------------------------
                                                             2002                  2001                  2000
----------------------------------------------------------------------------------------------------------------
               Net balance at January 1                  $    13,916           $    15,192           $    15,633

               Incurred related to:
                        Current Year                           2,515                 3,897                 6,486
                        Prior years                              (89)                 (116)                 (943)
----------------------------------------------------------------------------------------------------------------

               Total incurred                                  2,426                 3,781                 5,543
----------------------------------------------------------------------------------------------------------------

               Paid related to:
                        Current year                             793                 1,000                 2,187
                        Prior years                            4,010                 4,057                 3,797
----------------------------------------------------------------------------------------------------------------

               Total paid                                      4,803                 5,057                 5,984
----------------------------------------------------------------------------------------------------------------

               Net balance at December 31                $    11,539           $    13,916           $    15,192
----------------------------------------------------------------------------------------------------------------

            RESERVE FOR SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES

        This reserve represents the present value of future payments discounted with interest only. At December 31, 2002 and 2001 this liability was $120,511 and $117,530 respectively, based on average credited interest rates of 5.1% and 5.2% in 2002 and 2001, respectively and is included in "policyholder funds on deposit."















                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            PREMIUMS

        Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

        Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.

            MUTUAL FUND SERVICE FEE INCOME

        The Company has a support service agreement where the Company provides certain services to the Horace Mann Mutual Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For these services the Company received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

            INCOME TAXES

        Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. Beginning in 2001, a net deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets and liabilities, is only reported as an admitted asset to the extent that it will be realized within one year, with the change in net deferred tax asset or liability being charged directly to surplus. Prior to 2001, a deferred tax liability or asset was not established for the tax effect of temporary differences between financial reporting and the tax basis of assets and liabilities. The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC.

            ACQUISITION EXPENSES

        The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

            NON-ADMITTED ASSETS

        Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.

            USE OF ESTIMATES

        The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(2)    INVESTMENTS

            NET INVESTMENT INCOME

        The components of net investment income are as follows:


----------------------------------------------------------------------------------------------------------------
                                                             2002                  2001                  2000
----------------------------------------------------------------------------------------------------------------
               Interest on bonds                         $   156,782           $   154,511           $   148,672
               Dividends on stocks                                --                    --                   180
               Interest on mortgage loans                      2,201                 2,401                 3,184
               Interest on short-term investments              1,641                 1,981                 1,992
               Interest on policy loans                        3,277                 5,150                 4,110
               Real estate income & other invested assets          4                    (7)                   --
               Miscellaneous investment income                   (17)                  241                     4
----------------------------------------------------------------------------------------------------------------

               Gross investment income                       163,888               164,277               158,142
               Investment expenses                             2,478                 2,428                 2,394
----------------------------------------------------------------------------------------------------------------
               Net investment income                     $   161,410           $   161,849           $   155,748
----------------------------------------------------------------------------------------------------------------

        The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The total amount excluded at December 31, 2002 and 2001 was $0 and $307, respectively.

            REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR

        Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

        The IMR at December 31 is as follows:

----------------------------------------------------------------------------------------------------------------
                                                             2002                  2001                  2000
----------------------------------------------------------------------------------------------------------------
               Reserve balance, beginning of year        $    10,026           $     6,543           $    10,741
               Current year capital gains (losses),
                  net of tax                                  11,402                 4,939                (2,589)
               Amortization of interest maintenance
                  reserve                                     (2,019)               (1,456)               (1,609)
----------------------------------------------------------------------------------------------------------------
               Reserve balance, end of year              $    19,409           $    10,026           $     6,543
----------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

----------------------------------------------------------------------------------------------------------------
                                                             2002                  2001                  2000
----------------------------------------------------------------------------------------------------------------
               Bonds                                     $   (30,976)          $   (10,711)          $   (11,203)
               Real estate                                        --                     2                     2
               Preferred stocks                                   --                    --                   489
               Common stocks                                     (66)                   --                   430
               Mortgage loans                                     13                 2,290                    --
               Other                                              --                    (7)                   --
----------------------------------------------------------------------------------------------------------------

               Realized investment losses                    (31,029)               (8,426)              (10,282)

               Less federal income tax expense (benefit)       1,567                (2,949)               (3,599)
               Transferred to interest maintenance
                  reserve                                    (11,402)               (4,938)                2,589
----------------------------------------------------------------------------------------------------------------

               Realized investment gain (losses)
                  net of tax and transfers to IMR        $   (43,998)          $   (10,415)          $    (4,094)
----------------------------------------------------------------------------------------------------------------

            CHANGE IN NET UNREALIZED CAPITAL LOSSES

        Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:

                                                             2002                  2001                 2000
----------------------------------------------------------------------------------------------------------------
               Unrealized capital gains (losses)
                        Beginning of period              $      (584)          $    (1,624)          $       418
                        End of period                            (75)                 (584)               (1,624)
----------------------------------------------------------------------------------------------------------------

               Increase (decrease) for the period        $       509           $     1,040           $    (2,042)
----------------------------------------------------------------------------------------------------------------








                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            BONDS

        At December 31, 2002 and 2001, 4.2% and 5.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

        The carrying value and estimated market value of investments in bonds as of December 31, 2002 and 2001 are as follows:

                                                  Carrying           Unrealized            Unrealized              Market
            December 31, 2002                       value               gains                losses                 value
----------------------------------------------------------------------------------------------------------------------------
U.S government and agency obligations:
                Mortgage-backed
                   securities                   $   626,574          $    27,170           $        --           $   653,744
                Other                               114,536                6,753                    --               121,289
Municipal bonds 13,090                                1,007                   --                14,097
Foreign government bonds                             17,148                3,395                    --                20,543
Corporate bonds 1,376,596                            86,314              (21,268)            1,441,642
Other mortgage-backed
       securities                                   136,479                4,028                (1,576)              138,931
----------------------------------------------------------------------------------------------------------------------------

Total                                           $ 2,284,423          $   128,667           $   (22,844)          $ 2,390,246
----------------------------------------------------------------------------------------------------------------------------



                                                  Carrying           Unrealized            Unrealized              Market
            December 31, 2002                       value               gains                losses                 value
----------------------------------------------------------------------------------------------------------------------------

U.S. government and agency obligations:
                Mortgage-backed
                   securities                   $   586,768          $    14,006           $      (860)          $   599,914
                Other                                51,660                2,215                   (47)               53,828
Municipal bonds 7,090                                   492                   --                 7,582
Foreign government bonds                             17,411                2,088                   (47)               19,452
Corporate bonds 1,307,400                            40,972              (29,984)            1,318,388
Other mortgage-backed
       securities                                   193,972                5,540                  (871)              198,641
----------------------------------------------------------------------------------------------------------------------------

Total                                           $ 2,164,301          $    65,313           $   (31,809)          $ 2,197,805
----------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       At December 31, 2002, 1.1% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2002 was $83,456 compared to a $77,379 carrying value. The average duration of the Company's investment in CMOs was 2.28 years at December 31, 2002.

       The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


-------------------------------------------------------------------------------------------

                                                                                  Estimated
                                                               Carrying            market
            December 31, 2002                                   Value               value
-------------------------------------------------------------------------------------------
       Due in one year or less                               $  323,591          $  338,581
       Due after one year through five years                    611,829             640,171
       Due after five years through ten years                   660,128             690,708
       Due after ten years through twenty years                 141,439             147,991
       Due after twenty years                                   547,436             572,795
-------------------------------------------------------------------------------------------

       Total bonds                                           $2,284,423          $2,390,246
-------------------------------------------------------------------------------------------

        Proceeds from dispositions of investments in bonds and stocks during 2002, 2001 and 2000 were $1,226,392, $965,824 and $636,021, respectively. Gross gains of $31,140, $14,595 and $3,482 and gross losses of $62,182, $25,306 and $14,685 were realized on those sales for 2002, 2001 and 2000, respectively.

            DEPOSITS

        The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

----------------------------------------------------------------------------------------------------------------------

                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
       Held for all policyholders                                     $   1,808           $   1,687          $   1,696
       Held for policyholders in certain states                             595                 575                601
----------------------------------------------------------------------------------------------------------------------

                                                                      $   2,403           $   2,262          $   2,297
----------------------------------------------------------------------------------------------------------------------

            SECURITIES LENDING

        The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the loan, and the collateral is maintained at 101% of the market value of the loan. As of December 31, 2002 and 2001, the Company had $1,242 and $98,631, respectively, in outstanding loans. The corresponding asset amounts are included in short-term investments.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

        The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2002 is as follows:

-------------------------------------------------------------------------------------------
                                                             Standard & Poors     Carrying
       Bonds:                                                      rating          value
-------------------------------------------------------------------------------------------
          General Motors                                            BBB          $   23,501
          Ford Motor Credit                                         BBB              22,414
-------------------------------------------------------------------------------------------

(3)    RELATED PARTY TRANSACTIONS

        The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $90,969, $84,276, and $78,656 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2002, 2001 and 2000, respectively. Intercompany balances are settled monthly.

        The Company had balances payable to affiliates of $1,004 and $704 at December 31, 2002 and 2001, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus.

        ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Department of Insurance of the State of Illinois, the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8). Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company.

        The Company holds a mortgage loan on the home office property from HMEC in the amount of $14,617 as of December 31, 2002.

        HMEC recorded an after-tax charge of $2.7 million in December 2001, representing HMEC's best estimate of the costs required to remedy problems with the life insurance tax status of certain life policies issued by the Company. At December 31, 2002 this amount continues to represent the Company's best estimate to remedy this situation. Due to the fact that all employees are employed by Horace Mann Service Corporation (HMSC), an affiliated company, HMEC, the parent of HMSC, is liable for such settlement costs. It is the intent of HMEC to reimburse the employer (HMSC) for these costs and hold the insurer harmless for any claims or liability, which arise from the action or failure to act by one of HMSC's employees.

        The Company has no common stock investments in any upstream companies or affiliates.



                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(4)    FEDERAL INCOME TAXES

        The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

        Deferred income tax was established in accordance with statement of statutory accounting principle (SSAP) 10.

        Federal income tax expense for the years ended December 31, 2002, 2001 and 2000, consist of the following major components:

----------------------------------------------------------------------------------------------------------------------

                                                                        2002                2001               2000
----------------------------------------------------------------------------------------------------------------------
         Current income tax expense from operations                   $  31,213           $  15,719          $  15,724
         Prior year (over) under accrual of tax reserves                 (2,445)             (4,561)            (3,943)
----------------------------------------------------------------------------------------------------------------------

         Federal income tax expense from operations                      28,768              11,158             11,781
----------------------------------------------------------------------------------------------------------------------

         Federal income tax expense (benefit)
             on realized losses                                           1,567              (2,949)            (3,598)
----------------------------------------------------------------------------------------------------------------------
         Federal income tax expense                                   $  30,335           $   8,209          $   8,183
----------------------------------------------------------------------------------------------------------------------

        Income tax expense for the following periods differed from the expected tax computed by applying the federal corporate tax rate of 35% to income before income taxes as follows:

                                                                   2002                  2001                 2000
                                                                Tax Amount            Tax Amount           Tax Amount
----------------------------------------------------------------------------------------------------------------------
        Income taxes computed at statutory rates               $    17,693           $    13,746           $    12,899
        Book over tax reserves                                         941                  (171)               (1,338)
        Net DAC adjustment                                             154                   402                   590
        Dividends received deduction                                (1,908)               (2,240)                   --
        Reinsurance                                                 11,375                    --                    --
        Other                                                          513                  (579)                 (370)
----------------------------------------------------------------------------------------------------------------------
        Federal income tax expense from operations                  28,768                11,158                11,781
        Federal income tax benefit on realized losses                1,567                (2,949)               (3,598)
----------------------------------------------------------------------------------------------------------------------
        Federal income tax expense                             $    30,335           $     8,209           $     8,183
----------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------
        The components of the net admitted deferred tax assets as of December 31, 2002, and 2001 are as follows:


--------------------------------------------------------------------------------------
                                                                2002            2001
--------------------------------------------------------------------------------------
        Total of all deferred tax assets
           (admitted and nonadmitted)                         $68,408          $54,055
        Total of all deferred tax liabilities                  22,220           22,815
--------------------------------------------------------------------------------------
        Net deferred tax assets                                46,188           31,240
        Total deferred tax assets non-admitted in
           accordance with SSAP No. 10, Income Taxes           38,553           28,318
--------------------------------------------------------------------------------------
        Net admitted deferred tax assets                      $ 7,635          $ 2,922
--------------------------------------------------------------------------------------

        The net deferred tax asset is included in federal income taxes recoverable on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

        DTAs resulting from book/tax differences in:

-----------------------------------------------------------------------------------------
                                               2002              2001             Change
-----------------------------------------------------------------------------------------
        Policy benefits                      $ 43,359          $ 43,859          $   (500)
        Policy acquisition costs               10,500             9,821               679
        Investments                             9,779                --             9,779
        Other                                   4,770               375             4,395
-----------------------------------------------------------------------------------------
        Total DTAs                           $ 68,408          $ 54,055          $ 14,353
-----------------------------------------------------------------------------------------
        DTAs non-admitted                    $ 38,553          $ 28,318          $ 10,235
-----------------------------------------------------------------------------------------
        Admitted deferred tax asset          $ 29,855          $ 25,737          $  4,118
-----------------------------------------------------------------------------------------


       DTLs resulting from book/tax differences in:

-----------------------------------------------------------------------------------------
                                                2002              2001             Change
-----------------------------------------------------------------------------------------
          Bonds                               $ 1,200           $ 1,050           $   150
          Premiums deferred and uncollected    17,080            16,703               377
          Policy benefits                       3,940             5,055            (1,115)
          Other                                    --                 7                (7)
-----------------------------------------------------------------------------------------
          Total DTLs                          $22,220           $22,815           $  (595)
-----------------------------------------------------------------------------------------
        Net deferred tax asset - admitted     $ 7,635           $ 2,922           $ 4,713
-----------------------------------------------------------------------------------------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

--------------------------------------------------------------------------------------------------------
                                                                              2002                2001
--------------------------------------------------------------------------------------------------------
          Current income tax expense (benefit) incurred                     $ 30,335            $  8,209
          Change in deferred income tax
             (without tax on unrealized gains and losses)                    (15,088)             (1,607)
--------------------------------------------------------------------------------------------------------
          Total income tax reported                                           15,247               6,602
--------------------------------------------------------------------------------------------------------
          Income before taxes                                                 19,523              30,849
                                                                                  35%                 35%
--------------------------------------------------------------------------------------------------------
          Expected income tax expense (benefit) at 35%
             statutory rate                                                    6,833              10,797
--------------------------------------------------------------------------------------------------------
        Increase (decrease) in actual tax reported resulting from:
           Dividends received deduction                                       (1,908)             (2,240)
           Nondeductible expense for meals,
              penalties and lobbying                                             123                 140
           Tax adjustment for IMR                                               (707)               (510)
           Deferred tax benefit on non-admitted assets                          (192)                 --
           Surplus adjustment due to reinsurance                              11,375                  --
           Other                                                                (277)             (1,585)
--------------------------------------------------------------------------------------------------------
        Total income tax reported                                           $ 15,247            $  6,602
--------------------------------------------------------------------------------------------------------

        At December 31, 2002, the Company did not have any unused operating loss carryforwards available to offset against future taxable income. There are capital loss carryforwards available of $10,998.

        The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $31,213 and $15,719 for 2002 and 2001, respectively.

(5)    RESTRICTIONS OF SURPLUS

        The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2003 without prior approval are approximately $22,100. Dividend payments were $5,000, $13,500 and $17,000 in 2002, 2001 and 2000, respectively.

        Dividends declared and unpaid at December 31, 2002 were $500. This amount was paid in February 2003.

        Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        The portion of unassigned funds (surplus) represented or reduced by each item below is as follows:
--------------------------------------------------------------------------------
                  Unrealized gains and losses                         $  (207)
                  Nonadmitted asset values                            (39,102)
                  Asset valuation reserves                                (52)
--------------------------------------------------------------------------------

(6)    FAIR VALUE OF FINANCIAL INSTRUMENTS

        Accounting principles generally accepted in the United States of America require that the Company disclose estimated fair values for certain financial instruments. Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

        Investments - For fixed maturities and short-term and other investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

        Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

        Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.








                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        The carrying amounts and fair values of financial instruments at December 31, 2002 consisted of the following:

-----------------------------------------------------------------------------------------

                                                            Carrying             Fair
                                                             amount              value
-----------------------------------------------------------------------------------------
               Financial Assets
                        Bonds                              $2,284,423          $2,338,650
                        Mortgage loans                         19,543              22,309
                        Short-term investments                 51,596              51,596
                        Policy loans and other                 68,929              69,466
-----------------------------------------------------------------------------------------

                           Total investments               $2,424,491          $2,482,021
                        Asset valuation reserve                    52                  --
-----------------------------------------------------------------------------------------

                           Total investments less asset
                              valuation reserve            $2,424,439          $2,482,021
                        Cash                                   33,833              33,833
-----------------------------------------------------------------------------------------

               Financial Liabilities
                        Policyholder account
                          balances on interest-sensitive
                          life contracts                   $   93,435          $   91,359
                        Annuity contract liabilities        1,365,783           1,236,478
                        Other policyholder funds              120,923             120,923
-----------------------------------------------------------------------------------------


        Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.








                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(7) DIFFERENCES BETWEEN ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA AND STATUTORY ACCOUNTING PRACTICES

        Statutory accounting practices differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Under GAAP, the following applies:

        (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

        (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

        (c) Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

        (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

        (e) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

        (f) Asset valuation and interest maintenance reserves are not provided.

        (g) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

        (h) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

        (i) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

        (j) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

        (k) The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

        (l)    A statement of comprehensive income is required.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        (m) The realizability of deferred tax assets under GAAP is evaluated utilizing a "more likely than not" standard. A valuation allowance is established for deferred tax assets deemed not realizable using this standard. Under statutory accounting principles, the realizability of deferred tax assets is determined utilizing an admissibility test outlined in statement of Statutory Accounting Principles No. 10 - Income Taxes. Any gross deferred tax assets determined to be not realizable are non-admitted for statutory accounting purposes. Additionally, changes in the balances of deferred tax assets and liabilities result in increases or decreases of income under GAAP, whereas under statutory accounting principles, these changes directly impact surplus.

        The aggregate effect of the foregoing differences has not been determined separately for the Company.

(8)    REINSURANCE

        In the normal course of business, the Company assumes and cedes reinsurance with other insurers. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the originating insurance company of contingent liability.

        Information with respect to reinsurance ceded and assumed by the Company is set forth below.

----------------------------------------------------------------------------------------------------

                                                        2002               2001               2000
----------------------------------------------------------------------------------------------------
               Life insurance premiums ceded:
                        To ALIC                      $   1,521          $   1,586          $   1,234
                        To other companies               2,729              1,884              1,609
               Life insurance reserves ceded:
                        To ALIC                          9,688              9,230              8,997
                        To other companies               3,448              3,075              2,769
               Accident and health premiums ceded:
                        To other companies               2,779              3,355                528
               Amounts recoverable from reinsurers
                        on paid losses                   1,250              1,589                176
----------------------------------------------------------------------------------------------------

        The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and $125 on each group life policy. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance.

        During 2001, the Company entered into a quota share reinsurance agreement with Hartford Life and Accident Insurance Company to cede 50% of the Company's disability income policies.




                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        On December 31, 2002, the Company entered into a reinsurance agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of Sun Life Financial Group. Under the terms of the agreement, which is expected to be in place for a five year period, the Company ceded to SLRCL, on a combination coinsurance and modified coinsurance basis, a 57.7 percent quota share of its in force interest-sensitive life block of business issued prior to January 1, 2002. SLRCL assumes its proportional share of all risk attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company's liabilities to the extent of the ceded commission. The initial ceded commission paid by SLRCL to the Company was $50,000 and resulted in a $32,500 after tax increase in the Company's statutory surplus. Subsequent growth in the Company's statutory surplus is expected to be reduced by $6,500 annually as the coinsurance reserve declines over the term of the agreement. Fees related to this transaction reduced the Company's after-tax net income by approximately $1,000 in 2002 and are expected to decline over the term of the agreement.

        At December 31, 2001 the Company has outstanding surplus relief of $50,000 and modified coinsurance reserves of $282,372 related to the contract with SLRCL.

(9)    PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

        The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation (HMSC), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

            PENSION PLANS

        All employees are covered by a defined contribution plan and participate in the Supplemental Retirement Savings (401(k)) Plan. Employees hired on or before December 31, 1998 are also covered under a defined benefit plan, with certain employees covered under a supplemental defined benefit plan or a supplemental defined contribution plan or both.

        Under the defined contribution plan, contributions are made to each participant's account based on compensation and years of service. Participants are 100% vested in this plan after 5 years of service.

        All employees participate in a 401(k) plan. Beginning January 1, 2002, HMSC automatically contributes 3% of eligible compensation in each employee's account, which is 100% vested at the time of the contribution. Each participant may contribute up to 20% of eligible compensation into their account. Prior to December 31, 2001, HMSC contributed an amount equal to 50% of the first 6% of eligible compensation contributed by the employee, and the HMSC contribution vested over 5 years at a rate of 20% per year of service.

        Amounts earned under the defined benefit and supplemental defined benefit plans are based on years of service and the highest average 36 consecutive months earnings under the plan through March 31, 2002. Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Participants are 100% vested in these plans after 5 years of service.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in a trust fund; whereas the supplemental retirement plans are non-qualified, unfunded plans.

        The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

        Total allocated pension expense was $7,716, $4,664, and $3,979 for 2002, 2001 and 2000, respectively.

            POSTEMPLOYMENT BENEFITS

        In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Through December 31, 2000, employees with ten years of service are eligible to receive these benefits upon retirement. Effective January 1, 2001, the eligibility requirement increased to age 55 and 20 years of service. Employees hired on or after January 1, 2001 are not eligible for postretirement medical benefits. Employees who were at least age 55 and had 10 years of service in the year 2000 were not affected by this change. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $912, $672, and $939 for the years ended December 31, 2002, 2001, and 2000, respectively.

(10) LAWSUITS AND LEGAL PROCEEDINGS

        In December 2000, HMEC recorded an after tax charge of $5,000, representing HMEC's best estimate of the actual and anticipated costs of defending and ultimately resolving litigation brought against HMEC and the Company in regards to its disability insurance product. The lawsuit is a class action on behalf of certain policyholders who purchased the Company's disability insurance product and allege that they were not adequately made aware of certain features. At January 1, 2001 under the guidance of SSAP 5, a $1,667 charge to the Company's surplus was recorded and a contingent liability for litigation was established. The liability on the books of HMEC was reduced by an offsetting amount, representing the Company's allocation of the cost to settle this litigation.

        In July 2001, a settlement agreement was submitted to the court which would provide additional benefits for current policyholders and compensation to those who demonstrate they did not understand what they purchased, and was approved by the court on October 31, 2001. The settlement was finalized on November 30, 2001 and is being administered. While the actual costs incurred to resolve this issue could be either less or more than the liability established in 2000, management believes that, based on facts and circumstances available at this time and on the settlement agreement approved by the court in October 2001, the amount recorded will be adequate to resolve the matter. Disability insurance represented 1% of the Company's insurance premiums written and contract deposits for the year ended December 31, 2002.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        There are various other lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such other litigation will have no material adverse effect on the Company's financial position or results of operations.

(11) RISK-BASED CAPITAL

        The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

        The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2002, the Company's actual total adjusted capital was $221,083 and the authorized control level risk-based capital was $25,445.

(12)   OTHER ITEMS

        The Company had one life claim as a result of the September 11 events which totaled $30.

                       HORACE MANN LIFE INSURANCE COMPANY

          SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - SCHEDULE A

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002


The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


INVESTMENT INCOME EARNED:

                 U. S. Government Bonds                           $  11,100,612
                 Other bonds (unaffiliated)                         145,681,549
                 Bonds of affiliates                                         --
                 Preferred stocks (unaffiliated)                             --
                 Preferred stocks of affiliates                              --
                 Common stocks (unaffiliated)                                --
                 Common stocks of affiliates                                 --
                 Mortgage loans                                       2,201,000
                 Real estate                                              4,125
                 Premium notes, policy loans & liens                  3,276,730
                 Cash on hand and on deposit                                 --
                 Short-term investments                               1,641,625
                 Other invested assets                                       --
                 Derivative instruments                                      --
                 Aggregate write-ins for investment income              (17,147)
                                                                  -------------
                 Gross investment income                            163,888,494
                                                                  =============


        REAL ESTATE OWNED - BOOK VALUE LESS ENCUMBRANCES                     --
                                                                  =============


        MORTGAGE LOANS - BOOK VALUE:
                 Farm mortgages                                   $          --
                 Residential mortgages                                  544,074
                 Commercial mortgages                                18,998,486
                                                                  =============

                 Total mortgage loans                             $  19,542,560
                                                                  =============

        MORTGAGE LOANS BY STANDING - BOOK VALUE:
                 Good standing                                    $  19,542,560
                                                                  =============
                 Good standing with restructured terms                       --
                                                                  =============
                 Interest overdue more than 90 days,
                      not in foreclosure                          $          --
                                                                  =============
                 Foreclosure in process                                      --
                                                                  =============

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002


OTHER LONG TERM ASSETS - STATEMENT VALUE                         $           --
                                                                 ==============
COLLATERAL LOANS                                                             --
                                                                 ==============

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES
   AND AFFILIATES - BOOK VALUE
         Bonds                                                               --
                                                                 ==============
         Preferred Stocks                                                    --
                                                                 ==============
         Common Stocks                                                       --
                                                                 ==============

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
         Bonds by Maturity - Statement Value
            Due within 1 year or less                            $  375,186,680
            Over 1 year through 5 years                             611,829,177
            Over 5 years through 10 years                           660,127,771
            Over 10 years through 20 years                          141,439,342
            Over 20 years                                           547,435,978
                                                                 --------------
            Total by Maturity                                    $2,336,018,948
                                                                 ==============

         Bonds by Class - Statement Value
            Class 1                                              $1,613,235,904
            Class 2                                                 590,405,000
            Class 3                                                  82,339,918
            Class 4                                                  32,383,895
            Class 5                                                   5,928,506
            Class 6                                                  11,725,725
                                                                 --------------
            Total by Class                                       $2,336,018,948
                                                                 ==============

            Total Bonds Publicly Traded                          $2,237,660,346
                                                                 --------------

            Total Bonds Privately Placed                         $   98,358,602
                                                                 --------------

PREFERRED STOCKS - STATEMENT VALUE                                           --
                                                                 ==============
COMMON STOCKS - MARKET VALUE                                     $           --
                                                                 ==============
SHORT-TERM INVESTMENTS - BOOK VALUE                              $   51,596,096
                                                                 ==============
OPTIONS, CAPS, FLOORS OWNED - STATEMENT VALUE                                --
                                                                 ==============
OPTIONS, CAPS, FLOORS WRITTEN AND IN FORCE - STATEMENT VALUE                 --
                                                                 ==============
COLLAR, SWAPS AND FORWARD AGREEMENTS OPEN - STATEMENT VALUE                  --
                                                                 ==============
FUTURES CONTRACTS OPEN - CURRENT VALUE                                       --
                                                                 ==============
CASH ON DEPOSIT                                                  $   33,832,864
                                                                 ==============

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002


LIFE INSURANCE IN FORCE:
         Industrial                                                        --
                                                              ===============
         Ordinary                                             $11,444,622,000
                                                              ===============
         Credit Life                                                       --
                                                              ===============
         Group Life                                           $ 1,751,748,000
                                                              ===============

Amount of Accidental Death Insurance In Force Under
   Ordinary Policies                                          $   460,800,000
                                                              ===============

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS
   IN FORCE:
         Industrial                                                        --
                                                              ===============
         Ordinary                                             $   369,190,000
                                                              ===============
         Credit Life                                                       --
                                                              ===============
         Group Life                                           $ 1,747,389,000
                                                              ===============

SUPPLEMENTAL CONTRACTS IN FORCE:
         Ordinary - Not Involving Life Contingencies
            Amount on Deposit                                 $   117,246,557
                                                              ===============
            Income Payable                                    $    21,413,945
                                                              ===============

         Ordinary - Involving Life Contingencies
            Income Payable                                    $    11,959,914
                                                              ===============
         Group - Not Involving Life Contingencies
            Amount on Deposit                                              --
                                                              ===============
            Income Payable                                                 --
                                                              ===============
         Group - Involving Life Contingencies
            Income Payable                                                 --
                                                              ===============
ANNUITIES:
   Ordinary:
         Immediate - Amount of Income Payable                              --
                                                              ===============
         Deferred - Fully Paid Account Balance                $       257,174
                                                              ===============
         Deferred - Not Fully Paid Account Balance            $ 1,227,423,521
                                                              ===============
   Group:
         Amount of Income Payable                                          --
                                                              ===============
         Fully Paid Account Balance                                        --
                                                              ===============
         Not Fully Paid Account Balance                       $    38,912,117
                                                              ===============

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002


ACCIDENT AND HEALTH INSURANCE PREMIUMS IN FORCE:
         Ordinary                                                $3,421,463
                                                                 ==========
         Group                                                    5,363,667
                                                                 ==========
         Credit                                                          --
                                                                 ==========
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
         Deposit Funds - Account Balance                              6,625
                                                                 ==========
         Dividend Accumulations - Account Balance                $3,278,833
                                                                 ==========
CLAIM PAYMENTS CALENDAR YEAR 2002
         Group Accident and Health Year
            Year Incurred
               2001                                              $  122,394
                                                                 ==========
               2000                                              $  947,538
                                                                 ==========
               1999                                              $  320,304
                                                                 ==========
               1998                                              $  104,553
                                                                 ==========
               1997                                              $   88,006
                                                                 ==========
               Prior                                             $1,258,254
                                                                 ==========
         Other Accident & Health
            Year Incurred
               2001                                              $  372,259
                                                                 ==========
               2000                                              $1,132,714
                                                                 ==========
               1999                                              $  251,126
                                                                 ==========
               1998                                              $   83,819
                                                                 ==========
               1997                                              $   21,650
                                                                 ==========
               Prior                                             $  113,119
                                                                 ==========
         Other Coverages that Use Developmental Methods
            to Calculate Claims Reserves
            Year Incurred
               2001                                                      --
                                                                 ==========
               2000                                                      --
                                                                 ==========
               1999                                                      --
                                                                 ==========
               1998                                                      --
                                                                 ==========
               1997                                                      --
                                                                 ==========
               Prior                                                     --
                                                                 ==========

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE - SCHEDULE B
                                DECEMBER 31, 2002
                                 (In thousands)

                                                                                                 Admitted Assets as
                                                                  Gross Investment                 Reported in the
         Investment Categories                                         Holdings                    Annual Statement
-----------------------------------------------------------------------------------------------------------------------
Bonds:
     US Treasury securities                                 $   61,687           2.509%      $   61,687           2.509%
     US government agency obligations:
         Issued by US government agencies                           --           0.000               --           0.000
         Issued by US government sponsored
            agencies                                            63,681           2.591           63,681           2.591
     Foreign government                                         17,148           0.698           17,148           0.698
     Securities issued by states, territories
      and possessions and political
      subdivisions in the US:
         States, territories and possessions
          general obligations                                       --           0.000               --           0.000
         Political subdivisions of states,
          territories and possessions and political
          subdivisions general obligations                          --           0.000               --           0.000
         Revenue and assessment obligations                     13,090           0.532           13,090           0.532
         Industrial development and
          similar obligations                                       --           0.000               --           0.000
     Mortgage-backed securities:
         Pass-through securities:
              Guaranteed by GNMA                                86,193           3.506           86,193           3.506
              Issued by FNMA and FHLMC                         499,822          20.332          499,822          20.332
              Privately issued                                   3,631           0.148            3,631           0.148
         CMOs and REMICs:
              Issued by FNMA and FHLMC                          29,725           1.209           29,725           1.209
              Privately issued and collateralized
               by MBS issued or guaranteed by
               GNMA, FNMA, or FHLMC                                 --           0.000               --           0.000
              All other privately issued                        44,651           1.816           44,651           1.816

Other debt and other fixed income
 securities (excluding short-term):
     Unaffiliated domestic securities                        1,410,108          57.360        1,410,108          57.360
     Unaffiliated foreign securities                            54,688           2.225           54,688           2.225
     Affiliated securities                                          --           0.000               --           0.000

Equity interests:
     Investments in mutual funds                                    --           0.000               --           0.000
     Preferred stocks:
         Affiliated                                                 --           0.000               --           0.000
         Unaffiliated                                               --           0.000               --           0.000
     Publicly traded equity securities:
         Affiliated                                                 --           0.000               --           0.000
         Unaffiliated                                               --           0.000               --           0.000

See accompanying independent auditors' report.                       (Continued)

HORACE MANN LIFE INSURANCE COMPANY
              SUMMARY INVESTMENT SCHEDULE - SCHEDULE B (CONTINUED)
                                 (In thousands)



                                                                                                 Admitted Assets as
                                                                  Gross Investment                 Reported in the
         Investment Categories                                         Holdings                    Annual Statement
-----------------------------------------------------------------------------------------------------------------------
Equity interests (continued)
     Other equity securites:
         Affiliated                                        $       --            0.000%      $       --           0.000%
         Unaffiliated                                              --            0.000               --           0.000
     Other equity interests including tangible
      personal property under leases:
         Affiliated                                                --            0.000               --           0.000
         Unaffiliated                                              --            0.000               --           0.000

Mortgage loans:
     Construction and land development                             --            0.000               --           0.000
     Agricultural                                                  --            0.000               --           0.000
     Single family residential properties                         544            0.022              544           0.022
     Multifamily residential properties                            --            0.000               --           0.000
     Commercial loans                                          18,998            0.773           18,998           0.773

Real estate investments:
     Property occupied by company                                  --            0.000               --           0.000
     Property held for the production of income                    --            0.000               --           0.000
     Property held for sale                                        --            0.000               --           0.000

Policy loans                                                   68,929            2.804           68,929           2.804

Receivable for securities                                          --            0.000               --           0.000

Cash and short-term investments                                85,429            3.475           85,429           3.475

Other invested assets                                              --            0.000               --           0.000
-----------------------------------------------------------------------------------------------------------------------
Total invested assets                                      $2,458,324              100%      $2,458,324             100%
-----------------------------------------------------------------------------------------------------------------------




See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
     Schedule of Supplemental Investment Risks Interrogatories - Schedule C
                                DECEMBER 31, 2002
                                 (In thousands)


1.) Total admitted assets excluding separate account:$2,552,548



2.) 10 Largest exposures to a single issuer/borrower/investment:


              Issuer                           Investment Category              Amount      Percentage
--------------------------------------------------------------------------------------------------------

        General Motors                    Indust., Misc.-Issuer Oblig.          $23,501         0.9%
        Ford Motor Credit                 Indust., Misc.-Issuer Oblig.           22,414         0.9
        Conoco/Phillips Petroleum         Indust., Misc.-Issuer Oblig.           21,496         0.8
        Dow Chemical                      Indust., Misc.-Issuer Oblig.           19,272         0.8
        EOP Operating/Spieker Prop.       Indust., Misc.-Issuer Oblig.           18,162         0.7
        Comcast Corp                      Indust., Misc.-Issuer Oblig.           18,000         0.7
        AOL Time Warner                   Indust., Misc.-Issuer Oblig.           17,421         0.7
        Deere & Co.                       Indust., Misc.-Issuer Oblig.           16,468         0.6
        Verizon Global Fdg. Corp.         Indust., Misc.-Issuer Oblig.           16,140         0.6
        Norsk Hydro                       Indust., Misc.-Issuer Oblig.           15,523         0.6

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:


        Bonds           Amount      Percentage      Stocks        Amount        Percentage
-------------------------------------------------------------------------------------------

        NAIC-1        $1,561,640       61.2%        P/RP-1        $  --             0.0%
        NAIC-2           590,405       23.1         P/RP-2           --             0.0
        NAIC-3            82,340        3.2         P/RP-3
        NAIC-4            32,384        1.3         P/RP-4
        NAIC-5             5,929        0.2         P/RP-5
        NAIC-6            11,726        0.5         P/RP-6

4.) Admitted assets held in foreign investments and unhedged foreign currency exposure:

         Foreign-currency denominated investments of:                          $50,524
         Foreign-currency denominated supporting insurance liabilities of:     $     0
         Excluding Canadian investments and currency exposure of:              $21,312


5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                        Amount        Percentage
--------------------------------------------------------------------------------
         Countries rated by NAIC-1                     $22,337           0.9%
         Countries rated by NAIC-2                      13,250           0.5
         Countries rated by NAIC-3 or below             13,674           0.5


See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C
                                  (CONTINUED)
                                 (In thousands)


6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:


                                                          Amount    Percentage
------------------------------------------------------------------------------
           Countries rated by NAIC-1
               Country:       Norway                     $15,523        0.6%
               Country:       Netherlands                  4,255        0.2
           Countries rated by NAIC-2
               Country:       Cayman Islands               8,912        0.3
               Country:       South Africa                 2,988        0.1
           Countries rated by NAIC-3 or below
               Country:       Luxembourg                  11,874        0.5
               Country:       Venezuela                    1,800        0.1


7.)     Aggregate unhedged foreign currency exposure:

                      N/A

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                      N/A

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                      N/A

10.)    10 largest non-sovereign foreign issues:


                  Issuer            NAIC Rating         Amount        Percentage
--------------------------------------------------------------------------------
        Norsk Hydro A/S                 1               $9,203            0.4%
        Tyco Intl Group                 3                8,421            0.3
        Norsk Hydro A/S                 1                6,320            0.2
        Arroyo CDO I Ltd                2                5,998            0.2
        ABN Amro Bank                   1                4,255            0.2
        Tyco Intl                       3                3,453            0.1
        Sutton Bridge Fin               2                2,914            0.1
        Petrozuata Finance              3                1,800            0.1
        PDVSA Finance LTD               2                1,350            0.1
        Telewest                        6                  958            0.0


See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C
                                   (CONTINUED)
                                 (In thousands)


11.) Assets held in Canadian investments and unhedged Canadian currency exposure:


         Canadian-currency denominated investments of:                  $21,312
         Canadian denominated supporting insurance liabilities of:      $     0


12.)    Aggregate Canadian investment exposure:

                      N/A

13.) There were no admitted assets held in investments with contractual sales restrictions.


14.)    There were no admitted assets held in equity interests.


15.) There were no admitted assets held in nonaffiliated, privately placed equities.


16.)    There were no admitted assets held in general partnership interests.


17.) There were no admitted assets held in mortgage loans reported in the Annual Statement in Schedule B that exceeded 2.5% of the Company's total admitted assets.











See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C
                                  (CONTINUED)
                                 (In thousands)


18.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:


         Loan-to-Value        Residential              Commercial                 Agricultural
------------------------------------------------------------------------------------------------
         Above 95%         $  -        0.0%        $     -        0.0%           $ -        0.0%
         91% to 95%         788        0.0               -        0.0              -        0.0
         81% to 90%           -        0.0               -        0.0              -        0.0
         71% to 80%           -        0.0               -        0.0              -        0.0
         below 70%            -        0.0          18,998        0.7              -        0.0

         Construction loans                                                        -        0.0
         Mortgage loans over 90 days past due                                      -        0.0
         Mortgage loans in the process of foreclosure                              -        0.0
         Mortgage loans foreclosed                                                 -        0.0
         Restructure mortgage loans                                                -        0.0

19.) There were no assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A that exceeded 2.5% of the Company's total admitted assets.


20.)    Total admitted assets subject to the following types of agreements:


                                             At Year End                        At End of Each Quarter
            Admitted Type                Amount      Percentage      1st Qtr            2nd Qtr            3rd Qtr
--------------------------------------------------------------------------------------------------------------------
         Securities lending              $1,242          0.0%        $463,304           $439,216           $429,282
         Repurchase                           -          0.0                -                  -                  -
         Reverse repurchase                   -          0.0                -                  -                  -
         Dollar repurchase                    -          0.0                -                  -                  -
         Dollar reverse repurchase            -          0.0                -                  -                  -

21.) Warrants not attached to other financial instruments, options, caps, and floors:


                                      Owned                    Written
--------------------------------------------------------------------------------
         Hedging                 $ -         0.0%          $ -        0.0%
         Income generation         -         0.0             -        0.0
         Other                     -         0.0             -        0.0



See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C
                                   (CONTINUED)
                                 (In thousands)


22.) Potential exposure for collars, swaps and forwards:



                                             At Year End                        At End of Each Quarter
           Admitted Type                Amount      Percentage      1st Qtr            2nd Qtr            3rd Qtr
--------------------------------------------------------------------------------------------------------------------
         Hedging                         $ -             0.0%        $ -                $ -                $ -
         Income generation                 -             0.0           -                  -                  -
         Replications                      -             0.0           -                  -                  -
         Other                             -             0.0           -                  -                  -

23.) Potential exposure for future contracts:


                                             At Year End                        At End of Each Quarter
            Admitted Type                Amount      Percentage      1st Qtr            2nd Qtr            3rd Qtr
--------------------------------------------------------------------------------------------------------------------
         Hedging                         $ -             0.0%        $ -                $ -                $ -
         Income generation                 -             0.0           -                  -                  -
         Replications                      -             0.0           -                  -                  -
         Other                             -             0.0           -                  -                  -

24.) All investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule in the Annual Statement:


              Investment                      Amount           Percentage
--------------------------------------------------------------------------------
         N/A

















See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
 SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES - SCHEDULE I
                                DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)


                                                                                           AMOUNT
                                                                                          SHOWN IN
                                                                                          BALANCE
TYPE OF INVESTMENTS                              COST(1)           MARKET VALUE            SHEET
----------------------------------------------------------------------------------------------------
Debt securities:
    Bonds:
       U.S. Government and government
         agencies and  authorities            $    741,110         $    775,033         $    741,110
       State, municipalities and
         political subdivisions                     13,090               14,097               13,090
       Foreign government bonds                     17,148               20,543               17,148
       Public utilities                            131,811              130,483              131,811
       Other corporate bonds                     1,381,264            1,450,090            1,381,264
                                              ------------         ------------         ------------
           Total debt securities              $  2,284,423         $  2,390,246         $  2,284,423
                                              ============         ============         ============

Equity securities:

    Common stocks:
       Industrial and miscellaneous                     --                   --                   --
                                              ------------         ------------         ------------
           Total equity securities                      --         $         --                   --
                                              ============         ============         ============

Mortgage loans on real estate                       19,543                  XXX               19,543
Real estate                                             --                  XXX                   --
Policy loans                                        68,929                  XXX               68,929
Short-term investments                              51,596                  XXX               51,596
Other investments                                       --                  XXX                   --
                                              ------------         ------------         ------------
           Total investments                  $  2,424,491                  XXX         $  2,424,491
                                              ============         ============         ============

(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)  Real estate acquired in satisfaction of indebtedness is $0.

(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

                       HORACE MANN LIFE INSURANCE COMPANY
             SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE III & VI
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                             (AMOUNTS IN THOUSANDS)

                                                          AS OF DECEMBER 31,
                                        ----------------------------------------------------
                                       FUTURE POLICY                            PREMIUM REVENUE
                           DEFERRED      BENEFITS                  OTHER POLICY  AND ANNUITY,
                            POLICY    LOSSES, CLAIMS                CLAIMS AND   PENSION AND
                         ACQUISITION     AND LOSS      UNEARNED      BENEFITS   OTHER CONTRACT
SEGMENT                     COST(1)    EXPENSES(3)    PREMIUMS(3)    PAYABLE    CONSIDERATIONS
-------                   ----------    ----------    ----------    ----------    ----------
2002:
   Life                                 $  741,058                  $    3,657    $  106,395
   Annuity                               1,269,360                          37       261,509
   Supplementary
     Contracts                              99,499                     117,246         4,778
   Accident and
     Health                                 12,742                          31         6,280
                          ----------    ----------    ----------    ----------    ----------
   Total                                $2,122,659                  $  120,971    $  378,962
                          ==========    ==========    ==========    ==========    ==========

2001:
   Life                                 $  759,497                  $    3,814    $  109,787
   Annuity                               1,161,739                          43       239,125
   Supplementary
     Contracts                              99,763                     114,035         9,109
   Accident and
     Health                                 15,082                          12         7,188
                          ----------    ----------    ----------    ----------    ----------
   Total                                $2,036,081                  $  117,904    $  365,209
                          ==========    ==========    ==========    ==========    ==========

2000:
   Life                                 $  718,927                  $    3,943    $  112,215
   Annuity                               1,105,925                          46       206,393
   Supplementary
     Contracts                              97,207                     111,568        29,063
   Accident and
     Health                                 16,321                          46         9,783
                          ----------    ----------    ----------    ----------    ----------
   Total                                $1,938,380                  $  115,603    $  357,454
                          ==========    ==========    ==========    ==========    ==========


                                    FOR THE YEARS ENDED DECEMBER 31,
                          ----------------------------------------------------
                                                     AMORTIZATION
                                         BENEFITS,    OF DEFERRED
                             NET      CLAIMS, LOSSES    POLICY         OTHER
                          INVESTMENT  AND SETTLEMENT  ACQUISITION    OPERATING     PREMIUMS
SEGMENT                     INCOME       EXPENSES       COSTS(1)     EXPENSES      WRITTEN(2)
-------                   ----------    ----------    ----------    ----------    ----------
2002:
   Life                   $   51,556    $   43,673                  $   49,419
   Annuity                    91,930       316,127                      39,852
   Supplementary
     Contracts                16,228        17,160                       1,718
   Accident and
     Health                    1,696         2,463                       3,647
                          ----------    ----------    ----------    ----------    ----------
   Total                  $  161,410    $  379,423                  $   94,636
                          ==========    ==========    ==========    ==========    ==========

2001:
   Life                   $   52,860    $   98,095                  $   49,653
   Annuity                    91,104       293,657                      34,204
   Supplementary
     Contracts                16,083        19,626                       1,856
   Accident and
     Health                    1,802         3,818                       3,319
                          ----------    ----------    ----------    ----------    ----------
   Total                  $  161,849    $  415,196                  $   89,032
                          ==========    ==========    ==========    ==========    ==========

2000:
   Life                   $   48,649    $  100,993                  $   48,204
   Annuity                    89,448       259,566                      28,471
   Supplementary
     Contracts                15,821        42,465                       1,819
   Accident and
     Health                    1,830         5,446                       7,410
                          ----------    ----------    ----------    ----------    ----------
   Total                  $  155,748    $  408,470                  $   85,904
                          ==========    ==========    ==========    ==========    ==========

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)  Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

                 See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
                            REINSURANCE - SCHEDULE IV
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                             (AMOUNTS IN THOUSANDS)

                                                                                                          PERCENTAGE
                                                         CEDED TO         ASSUMED                          OF AMOUNT
                                        GROSS             OTHER         FROM OTHER          NET             ASSUMED
                                        AMOUNT          COMPANIES         ASSUMED          AMOUNT           TO NET
                                     ------------     ------------     ------------     ------------     ------------

2002: Life insurance in force        $ 13,196,369     $  4,789,686     $         --     $  8,406,683              0.0%
                                     ============     ============     ============     ============     ============
      Premiums and annuity,
      pension and other contract
      considerations:
      Life insurance                 $    110,645     $      4,250     $         --     $    106,395              0.0%
      Annuity                             261,509               --               --          261,509              0.0%
      Supplementary contracts               4,778               --               --            4,778
      Accident and health                   9,059            2,779               --            6,280              0.0%
                                     ------------     ------------     ------------     ------------     ------------
      Total premiums                 $    385,991     $      7,029     $         --     $    378,962              0.0%
                                     ============     ============     ============     ============     ============


2001: Life insurance in force        $ 13,216,146     $  1,182,881     $         --     $ 12,033,265              0.0%
                                     ============     ============     ============     ============     ============
      Premiums and annuity,
      pension and other contract
      considerations:
      Life insurance                 $    113,257     $      3,470     $         --     $    109,787              0.0%
      Annuity                             239,125               --               --          239,125              0.0%
      Supplementary contracts               9,109               --               --            9,109
      Accident and health                  10,543            3,355               --            7,188              0.0%
                                     ------------     ------------     ------------     ------------     ------------
      Total premiums                 $    372,034     $      6,825     $         --     $    365,209              0.0%
                                     ============     ============     ============     ============     ============


2000: Life insurance in force        $ 12,646,371     $    861,179     $         --     $ 11,785,192              0.0%
                                     ============     ============     ============     ============     ============
      Premiums and annuity,
      pension and other contract
      considerations:
      Life insurance                 $    115,058     $      2,843     $         --     $    112,215              0.0%
      Annuity                             206,393               --               --          206,393              0.0%
      Supplementary contracts              29,063               --               --           29,063
      Accident and health                  10,311              528               --            9,783              0.0%
                                     ------------     ------------     ------------     ------------     ------------
      Total premiums                 $    360,825     $      3,371     $         --     $    357,454              0.0%
                                     ============     ============     ============     ============     ============

                 See accompanying independent auditors' report.

                                     PART C

                                OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

(a) Financial Statements
------------------------

Part A

Condensed financial information of the Separate Account

Part B

The following financial statements are filed herewith

- -the Annual Report for the Registrant:
- -Independent Auditors Report

- -Statements of Net Assets - December 31, 2002
- -Statements of Operations - For the Year Ended December 31, 2002
- -Statements of Changes in Net Assets For the Year Ended December 31, 2002
- -Statements of Changes in Net Assets For the Year Ended December 31, 2001
- -Notes to Financial Statements - December 31, 2002

 Financial statements for Horace Mann Life Insurance Company
- -Independent Auditors Report
- -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2002 and 2001
- -Statutory Statements of Operations - For the Years Ended December 31,
   2002, 2001 and 2000
- -Statutory Statements of Capital and Surplus - For the Years Ended December 31, 2002, 2001 and 2000
- -Statutory Statements of Cash Flow - For the Years Ended December 31, 2002, 2001 and 2000
- -Notes to Statutory Financial Statements - December 31, 2002, 2001 and 2000

The following financial statements will be filed by amendment:
-        Interim financial statements for the Registrant
-        Statement of Net Assets - June 30, 2003
-        Statement of Operations - For the period ended June 30, 2003
-        Statement of Changes in Net Assets
-        Notes to Financial Statements

(b)  Exhibits
-------------

(1)   Resolution of Board of Directors ............Incorporated by reference to
                                                   Exhibit 1 to Post Effective
                                                   Amendment 63 as filed on or
                                                   about April 30, 1998

(2)   Agreements for custody ......................Not Applicable

(3)   Underwriting Agreement ......................Incorporated by reference to
                                                   Exhibit 3 to Post Effective
                                                   Amendment 63 as filed on or
                                                   about April 30, 1998

(4)   Form of Variable Annuity Contract ...........Filed by Amendment

(5)   Form of application .........................Filed by Amendment

(6)   Certificate of incorporation and bylaws .....Initial Registration
                                                   Statement

(7)   Contract of Reinsurance .....................Not Applicable

(8)   Other Contracts .............................Not Applicable

(9)   Opinion and Consent of Counsel ..............Filed by Amendment

(10)  Independent Auditors Consent ................Filed herewith

(11)  Financial Statement Schedules for Horace
      Mann Life Insurance Company and the
      Independent Auditors' Report thereon ........Filed by Amendment

(12)  Agreement regarding initial capital .........Initial Registration
                                                   Statement

(13)  Performance Quotation Computations ..........Incorporated by reference to
                                                   Exhibit 13 to Post-Effective
                                                   Amendment 57 as filed on or
                                                   about May 1, 1996

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Peter H. Heckman              Director and Executive Vice President, Chief
                              Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel,
                              Corporate Secretary & Chief Compliance Officer

Valerie A. Chrisman           Director

Louis G. Lower II             Director, Chairman, President & Chief Executive
                              Officer

Dan Jensen                    Director, Executive Vice President & Chief
                              Marketing Officer

George J. Zock                Director and Executive Vice President

Angela S. Christian           Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

Horace Mann Educators Corporation
DE FEIN # 37-0911756

Alligiance Life Insurance Company             Horace Mann Life Insurance Company
IL FEIN # 95-1858796 NAIC # 62790             IL FEIN # 37-0726637 NAIC # 64513

Educators Life Insurance Company of America
AZ FEIN # 86-0204233 NAIC # 75892

Horace Mann Service Corporation
IL FEIN # 37-0972590

Well-Care Inc.
IL FEIN # 37-0984609

Horace Mann Investors, Inc.
MD FEIN # 37-0792966

Horace Mann Lloyds Management Corp.           Horace Mann Lloyds
TX FEIN # 37-1386478                          TX FEIN # 37-1386478 NAIC # 10996

Horace Mann Insurance Company                 Horace Mann General Agency
IL FEIN # 59-1027412 NAIC # 22578             TX FEIN # 76-0616793

Teachers Insurance Company
IL FEIN # 23-1742051 NAIC # 22683

Horace Mann Property & Casualty Insurance Company
CA FEIN # 95-2413390 NAIC # 22756

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc., (a Maryland Corporation) principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners
----------------------------------

     As of June 30, 2003, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 117,151, of which 111,979 were qualified contract owners and 5,172 were non-qualified Contract Owners.

Item 28. Indemnification
------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
-------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                             Position with Underwriter
----                             -------------------------
Christopher M. Fehr              President

Peter H. Heckman                 Director

George J. Zock                   Director

Ann M. Caparros                  Secretary

Roger B. Hayashi                 Broker/Dealer Compliance Officer & Anti-Money
                                 Laundering Officer

Diane M. Barnett                 Tax Compliance Officer

Angela S. Christian              Treasurer

     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2002:

----------------------- ------------------------ -------------------- --------------------- --------------------
                           Net Underwriting
  Name of Principal          Dividends and         Compensation on
     Underwriter              Commission             Redemption       Brokerage Commission     Compensation
----------------------- ------------------------ -------------------- --------------------- --------------------
Horace Mann                  $ 3,642,750                 N/A                  N/A                   N/A
Investors, Inc.
----------------------- ------------------------ -------------------- --------------------- --------------------

Item 30.  Location of Accounts and Records
------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

     Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services
----------------------------

Not applicable.

Item 32. Undertakings
---------------------

     (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 22nd day of July, 2003.


                BY: HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
                    ----------------------------------------------
                                    (Registrant)

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on this 22nd day of July, 2003 in the capacities indicated.

SIGNATURE                     TITLE
---------                     -----

/s/ LOUIS G. LOWER II         Director,Chairman President
-------------------------     and Chief Executive Officer
Louis G. Lower II


/s/ PETER H. HECKMAN          Director, Executive Vice
-------------------------     President and Chief
Peter H. Heckman              Financial Officer


/s/ ANN M. CAPARROS           Director, Vice President,
-------------------------     General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer

/s/ GEORGE J. ZOCK            Director and Executive
-------------------------     Vice President
George J. Zock

                                INDEX TO EXHIBITS
                                -----------------
Exhibit
Number Title
------ -----

(1)   Resolution of Board of Directors ............Incorporated by reference to
                                                   Exhibit 1 to Post Effective
                                                   Amendment 63 as filed on or
                                                   about April 30, 1998

(2)   Agreements for custody ......................Not Applicable

(3)   Underwriting Agreement ......................Incorporated by reference to
                                                   Exhibit 3 to Post Effective
                                                   Amendment 63 as filed on or
                                                   about April 30, 1998

(4)   Form of Variable Annuity Contract ...........Filed by Amendment

(5)   Form of application .........................Filed by Amendment

(6)   Certificate of incorporation and bylaws .....Initial Registration
                                                   Statement

(7)   Contract of Reinsurance .....................Not Applicable

(8)   Other Contracts .............................Not Applicable

(9)   Opinion and Consent of Counsel ..............Filed by Amendment

(10)  Independent Auditors Consent ................Filed herewith

(11)  Financial Statement Schedules for Horace
      Mann Life Insurance Company and the
      Independent Auditors' Report thereon ........Filed by Amendment

(12)  Agreement regarding initial capital .........Initial Registration
                                                   Statement

(13)  Performance Quotation Computations ..........Incorporated by reference to
                                                   Exhibit 13 to Post-Effective
                                                   Amendment 57 as filed on or
                                                   about May 1, 1996